UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

The schedules are not audited.

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 96.1%
		Aerospace & Defense: 0.3%
781,579		Transdigm, Inc., Term Loan F (DD), 3.750%, 06/15/23	$773,519	0.1
1,767,521		Transdigm, Inc., Term Loan F (Rolled), 3.750%, 06/15/23	1,745,981	0.1
868,421		Transdigm, Inc., Term Loan F, 3.750%, 06/15/23	859,466	0.1
			3,378,966	0.3

		Automotive: 3.3%
987,500		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	974,231	0.1
994,924		Cooper-Standard Automotive Inc. , Term Loan B, 4.000%, 04/01/21	994,509	0.1
2,462,500		Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	2,459,422	0.2
4,582,106	(1)	Dynacast International LLC, First Lien Term Loan, 4.500%, 01/15/22	4,593,561	0.4
1,653,176		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	1,538,487	0.1
3,262,277		Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	3,046,966	0.2
196,859		Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	161,424	0.0
7,894,091		Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	7,524,055	0.6
3,650,850		KAR Auction Services, Inc., Term Loan B-3, 4.250%, 03/09/23	3,674,427	0.3
1,437,248		Key Safety Systems, Inc., First Lien Term Loan, 5.500%, 08/29/21	1,437,248	0.1
2,976,453		Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	2,962,104	0.2
3,806,238		NN, Inc., Upsized Term Loan B, 5.750%, 10/19/22	3,796,722	0.3
4,662,232		Midas Intermediate Holdco II, LLC, 4.500%, 08/18/21	4,656,405	0.4
30,326		Service King, New Delayed Draw Term Loan, 4.500%, 08/18/21	30,288	0.0
4,419,112		TI Group Automotive Systems, L.L.C., Term Loan B, 4.500%, 06/30/22	4,341,778	0.3
			42,191,627	3.3

		Beverage & Tobacco: 0.5%
5,769,261		Jacobs Douwe Egberts , Term Loan B-1 USD, 4.250%, 07/02/22	5,783,685	0.5

		Building & Development: 1.5%
4,454,405		Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/28/21	4,420,997	0.3
670,313		Leighton Services, Term Loan B, 5.500%, 05/21/22	676,178	0.0
2,048,022		Minimax Viking GmbH, Facility B1 Loan, 4.000%, 08/16/20	2,050,582	0.2
2,048,937		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	2,041,093	0.2
923,901		Ply Gem Industries, Inc., Term Loan, 4.000%, 02/01/21	915,047	0.1
693,592		PrimeSource Building Products, Term Loan B, 4.500%, 05/06/22	690,124	0.1
4,241,000	(1)	Quikrete Holdings, Term Loan B, 4.000%, 09/28/20	4,238,349	0.3
1,909,176		SMG, First Lien Term Facility, 4.500%, 02/27/20	1,861,447	0.1
2,050,000		Zekelman Industries, Inc. (fka JMC Steel), Term Loan B, 6.000%, 06/14/21	2,050,000	0.2
			18,943,817	1.5

		Business Equipment & Services: 6.0%
5,755,024		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	5,553,598	0.4
7,981,528		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/23/21	7,811,921	0.6
2,000,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/25/22	1,866,666	0.1
8,145,969		AlixPartners LLP, Term Loan B, 4.500%, 07/28/22	8,152,754	0.6
3,586,248		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	3,566,075	0.3
475,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	470,844	0.0
2,178,000		Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	2,134,440	0.2
6,846,594		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/14/19	6,748,174	0.5
1,386,656		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	1,351,990	0.1
815,631		First American Payment Systems, Second Lien, 10.750%, 04/12/19	787,084	0.1
4,000,000		First Data Corporation, 2021 Dollar Term Loan, 4.654%, 03/24/21	3,993,500	0.3
4,300,000		First Data Corporation, New Term Loan B 2022, 4.404%, 07/08/22	4,265,957	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
2,853,929		iQor, First Lien Term Loan, 6.000%, 04/01/21	$2,340,221	0.2
1,000,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	727,500	0.1
4,664,762		Knowledge Universe Education, LLC, First Lien Term Loan, 6.000%, 08/13/22	4,629,777	0.4
1,225,000		Learning Care Group, Term Loan, 5.000%, 05/05/21	1,228,062	0.1
2,027,419		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	2,024,040	0.2
1,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	993,333	0.1
2,608,538		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	1,904,232	0.2
2,369,063		Solera Management, USD Term Loan B, 5.750%, 03/03/23	2,373,294	0.2
3,803,313		SourceHOV, First Lien Term Loan, 7.750%, 10/31/19	2,804,943	0.2
1,155,000		SourceHOV, Second Lien Term Loan, 11.500%, 04/30/20	639,581	0.1
3,658,352		SurveyMonkey.com, LLC, Term Loan B, 6.250%, 02/07/19	3,603,477	0.3
185,521		Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/23/21	185,405	0.0
796,981		Sutherland Global Services, Term Loan B, 6.000%, 04/23/21	796,483	0.1
110,934		Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	109,547	0.0
631,565		Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	623,670	0.0
3,425,000	(1)	West Corp, Term Loan B-12, 3.750%, 06/30/23	3,420,719	0.3
			75,107,287	6.0

		Cable & Satellite Television: 2.8%
1,995,000		Charter Communications Operating, LLC, Term Loan I, 3.500%, 01/24/23	1,998,206	0.2
2,000,000		CSC Holdings, Inc. (Cablevision), Term Loan B, 5.000%, 10/09/22	2,008,000	0.2
4,709,526		Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	4,646,734	0.4
250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/07/23	238,542	0.0
1,845,208		New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,785,239	0.1
5,474,994		Numericable (YPSO France SAS), USD Add On, 4.563%, 07/31/22	5,418,289	0.4
8,909,600		RCN Cable, Term Loan B, 4.250%, 02/25/20	8,924,915	0.7
2,400,000	(1)	Telenet Group Holding NV, Term Loan AD, 4.250%, 05/03/24	2,389,999	0.2
2,019,964		Virgin Media Investment Holdings Limited, USD Term Loan F, 3.500%, 06/30/23	1,972,351	0.1
6,175,475		Wideopenwest Finance, LLC, Term Loan B, 4.500%, 04/01/19	6,167,756	0.5
			35,550,031	2.8

		Chemicals & Plastics: 4.1%
855,486	(1)	Allnex S.a.r.l. (Monarch), Term B-2 Facility, 5.000%, 05/30/23	847,465	0.1
644,514	(1)	Allnex S.a.r.l. (Monarch), Term B-3 Facility, 5.000%, 05/30/23	638,472	0.0
907,923		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	906,221	0.1
471,078		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	470,194	0.0
664,925		Aruba Investments, Inc (a.k.a Angus Chemical), US Term Loan, 4.500%, 02/02/22	665,757	0.0
4,000,000		Avantor Performance Materials, First Lien Term Loan, 6.000%, 06/17/22	3,980,000	0.3
630,000		Avantor Performance Materials, Second Lien Term Loan, 10.500%, 06/17/23	617,400	0.0
6,715,958		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	6,702,317	0.5
750,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	731,250	0.1
1,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	932,500	0.1
4,751,302		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/07/21	4,703,789	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Chemicals & Plastics: (continued)
785,446	Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/07/21	$777,591	0.1
7,944,670	Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	7,835,431	0.6
4,000,000	Kraton Polymers LLC, Term Loan Facility, 6.000%, 01/06/22	3,946,500	0.3
2,500,034	MacDermid, Inc., First Lien Term Loan, 5.500%, 06/07/20	2,471,388	0.2
1,180,132	Orion Engineered Carbons, Term Loan B USD, 4.750%, 07/25/21	1,184,557	0.1
2,120,625	Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,014,594	0.2
860,000	PQ Corporation, Dollar Term Loan, 5.750%, 11/04/22	861,971	0.1
3,177,950	Royal Adhesives & Sealants, First Lien Term Loan, 4.500%, 06/19/22	3,167,621	0.2
250,000	Royal Adhesives & Sealants, Second Lien Term Loan, 8.500%, 06/19/23	232,500	0.0
3,785,951	Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	3,753,839	0.3
4,822,483	Styrolution Group GmbH, Term Loan B-1 USD, 6.500%, 11/07/19	4,825,497	0.4
		52,266,854	4.1

	Clothing/Textiles: 0.6%
6,764,282	Herff Jones, Inc., First Lien Term Loan, 5.000%, 12/10/21	6,754,136	0.6
212,078	Vince, LLC, Term Loan, 5.750%, 11/27/19	201,474	0.0
		6,955,610	0.6

	Conglomerates: 0.8%
1,770,962	Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	1,717,834	0.1
400,000	Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	320,000	0.0
5,885,436	ServiceMaster Company, Term Loan, 4.250%, 07/01/21	5,893,675	0.5
1,901,291	Waterpik, First Lien, 5.750%, 07/08/20	1,896,538	0.2
		9,828,047	0.8

	Containers & Glass Products: 2.7%
6,416,976	Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	6,415,642	0.5
450,000	Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	444,375	0.0
1,000,000	Berry Plastics Corporation, Term G Loan, 3.500%, 01/06/21	994,453	0.1
1,828,903	Berry Plastics Corporation, Term H Loan, 3.750%, 10/01/22	1,818,616	0.1
160,958	Constantia Flexibles, Term Loan B USD, 4.750%, 04/30/22	161,361	0.0
826,542	Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	828,608	0.1
1,431,523	Hilex Poly Co, LLC (aka Novolex), First Lien Term Loan Facility, 6.000%, 12/09/21	1,435,996	0.1
2,876,404	Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	2,859,025	0.2
3,710,355	Otter Products, Term Loan B, 5.750%, 06/03/20	3,190,905	0.3
1,440,369	Peacock Engineering Company, LLC, First Lien Term Loan Facility, 5.250%, 07/27/22	1,429,566	0.1
4,980,879	Prolampac Intermediate Inc, First Lien Term Facility, 5.750%, 08/18/22	4,946,635	0.4
5,000,000	Reynolds Group Holdings Inc, USD Term Loan, 4.500%, 12/01/18	5,006,820	0.4
4,762,387	SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	4,750,852	0.4
		34,282,854	2.7

	Cosmetics/Toiletries: 0.2%
1,952,960	Revlon Consumer Products Corporation, Add-On Term Loan B, 4.000%, 10/08/19	1,954,792	0.2

	Diversified Insurance: 5.0%
4,211,973	Acrisure, LLC, First Lien Term Loan, 6.500%, 05/19/22	4,186,912	0.3
8,927,406	Alliant Holdings, I, LLC, Term Loan B, 4.500%, 08/12/22	8,830,695	0.7
900,000	AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	906,000	0.1
6,744,842	AmWINS Group, Inc., Term Loan, 4.750%, 09/06/19	6,749,900	0.5
5,919,539	Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	5,880,813	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Diversified Insurance: (continued)
630,224		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	$628,123	0.1
2,636,767		AssuredPartners, Inc., First Lien Term Loan, 5.750%, 10/21/22	2,626,879	0.2
9,638,631		Hub International Limited, Term Loan B, 4.000%, 10/02/20	9,508,105	0.8
9,017,665		National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	8,947,779	0.7
2,984,733		Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 03/01/21	2,930,014	0.2
1,000,000		Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 6.750%, 02/28/22	965,000	0.1
1,500,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	1,447,500	0.1
8,038,845		USI, Inc., Term Loan, 4.250%, 12/27/19	7,971,519	0.6
1,650,000	(1)	Vertafore, Inc., Term Loan B, 5.000%, 06/30/23	1,647,423	0.1
			63,226,662	5.0

		Drugs: 0.4%
780,050		Akorn, Inc, Term Loan, 5.250%, 04/16/21	784,925	0.1
2,018,042		Alvogen Pharma U.S., Term loan B, 6.000%, 03/31/22	2,015,519	0.1
2,587,000		Endo Pharmaceuticals Holdings Inc., Term loan B, 3.750%, 09/26/22	2,551,659	0.2
			5,352,103	0.4

		Ecological Services & Equipment: 1.1%
4,454,881		4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	3,937,001	0.3
7,973,786	(1)	ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	7,860,821	0.6
1,893,587		Waste Industries USA, Inc., Term Loan B, 4.250%, 02/27/20	1,897,138	0.2
			13,694,960	1.1

		Electronics/Electrical: 13.7%
3,362,462		Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	3,345,650	0.3
2,852,178		Active Network, Inc., First Lien Term Loan, 5.500%, 11/13/20	2,831,976	0.2
3,332,205		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	3,296,108	0.3
700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	686,000	0.1
3,000,000	(1)	Aspect Software, Inc., Exit Term Loan, 10.500%, 05/24/20	2,880,000	0.2
6,980,000		Avago Technologies, Term Loan B, 4.250%, 02/01/23	6,988,243	0.6
2,874,359		Avast Software, Term Loan, 4.250%, 03/20/20	2,859,389	0.2
5,850,337		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	5,528,569	0.4
5,992,394		Blue Coat Systems, Inc., Term Loan B, 4.500%, 05/20/22	5,985,281	0.5
6,729,764		BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	6,012,627	0.5
3,802,100		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	3,542,291	0.3
7,830,961		Dell International LLC, Term B Loan, 4.000%, 04/29/20	7,827,046	0.6
15,410,000	(1)	Dell International LLC, Term Loan B, 4.000%, 06/02/23	15,377,901	1.2
1,394,849		ECI, Term Loan B, 5.750%, 05/28/21	1,394,849	0.1
2,970,000		Epicor Software Corporation, Term Loan B, 4.750%, 06/01/22	2,917,407	0.2
3,547,062		Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	3,529,327	0.3
315,000	(1)	Eze Castle Software, Inc., Incremental Term Loan, 4.500%, 04/04/20	313,819	0.0
450,000		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/05/21	436,500	0.0
1,914,590		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/06/20	1,911,000	0.2
6,511,338		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	6,519,477	0.5
6,587,751		Hyland Software, Inc., First Lien Term Loan, 4.750%, 07/01/22	6,563,047	0.5
1,150,000		Hyland Software, Inc., Second Lien Term Loan, 8.250%, 06/30/23	1,113,583	0.1
7,746,475		Informatica Corporation, Term Loan B, 4.500%, 08/05/22	7,564,433	0.6
6,318,454		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	6,313,191	0.5
2,985,000		Linxens, Term Loan B-1 USD, 5.000%, 10/16/22	2,962,612	0.2
2,165,924		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	2,176,754	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
1,475,000		Micron Technology, Inc., Term Loan B, 6.654%, 04/26/22	$1,486,216	0.1
1,705,937		Microsemi Corporation, Term Loan B, 5.250%, 01/15/23	1,705,049	0.1
1,652,922		NXP Semiconductors, Tranche B Loan, 3.750%, 12/07/20	1,658,345	0.1
1,213,616		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	1,185,803	0.1
550,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	497,750	0.0
4,275,000		ON Semiconductor Corporation, Term Loan B, 5.250%, 03/31/23	4,304,771	0.3
5,064,616		RedPrairie Corporation, Incremental First Lien Term Loan, 6.000%, 12/21/18	4,786,062	0.4
4,096,879		Riverbed Technology, Inc., First Lien Term Loan, 5.000%, 04/24/22	4,104,561	0.3
993,738		Rovi Solutions Corporation, Term Loan B, 3.750%, 07/02/21	976,969	0.1
4,446,215		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	3,556,972	0.3
5,250,000		SolarWinds Holdings, Inc., Term Loan, 6.500%, 01/31/23	5,215,549	0.4
4,097,793		SS&C Technologies Inc., Term Loan B-1, 4.000%, 07/08/22	4,103,279	0.3
560,717		SS&C Technologies Inc., Term Loan B-2, 4.000%, 07/08/22	561,468	0.0
4,427,068		TTM Technologies, Term Loan B, 6.000%, 05/31/21	4,388,332	0.4
5,361,563	(1)	Veritas Technologies Corporation, USD Term Loan B-1, 6.625%, 01/29/23	4,691,367	0.4
12,000,000		Western Digital, USD Term Loan B, 6.250%, 04/29/23	12,067,500	1.0
7,256,250		Zebra Technologies, Term Loan B, 4.000%, 10/27/21	7,281,952	0.6
			173,449,025	13.7

		Equity REITs and REOCs: 0.1%
1,350,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	1,356,750	0.1

		Financial Intermediaries: 2.7%
6,645,431		DTZ, First Lien Term Loan B, 4.250%, 11/04/21	6,585,622	0.5
3,698,302		Duff & Phelps, Add-on Term Loan, 4.750%, 04/23/20	3,689,057	0.3
6,965,000		First Eagle Investment Management, Inc., Term Loan B, 4.750%, 12/01/22	6,854,723	0.6
1,992,494		LPL Holdings, Inc., 2021 Tranche B Term Loan, 4.250%, 03/29/21	1,985,022	0.2
3,990,000		LPL Holdings, Inc., 2022 Tranche B Term Loan, 4.750%, 11/20/22	3,985,013	0.3
1,632,080		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,553,536	0.1
3,591,000		NorthStar Asset Management, Term Loan B, 4.625%, 01/31/23	3,586,511	0.3
2,246,230		Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	2,239,210	0.2
2,977,169		Trans Union LLC, Term Loan B, 3.500%, 04/09/21	2,954,840	0.2
			33,433,534	2.7

		Food Products: 3.2%
5,700,000	(1)	Advance Pierre Foods, 1L Term Loan, 4.750%, 05/30/23	5,701,425	0.5
1,411,392		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,410,510	0.1
244,375		Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	237,960	0.0
250,000		Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/13/21	232,500	0.0
8,712,350		CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	8,614,336	0.7
4,680,385		Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	4,391,759	0.4
450,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	324,000	0.0
5,364,475		Hostess, First Lien Term Loan, 4.500%, 08/03/22	5,371,181	0.4
500,000		Hostess, Second Lien Term Loan, 8.500%, 08/03/23	495,834	0.0
6,982,500		JBS USA, Inc. (FKA Swift), Term Loan B, 4.000%, 10/30/22	6,975,957	0.6
5,354,667		Keurig Green Mountain, Inc., USD Term Loan B, 5.250%, 03/03/23	5,369,167	0.4
799,723		NPC International, Term Loan, 4.750%, 12/28/18	798,723	0.1
			39,923,352	3.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food Service: 1.8%
5,218,022		CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	$5,091,918	0.4
2,289,744		Manitowoc Foodservice, Inc., Term Loan B, 5.750%, 03/03/23	2,309,779	0.2
1,726,025		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,650,512	0.1
7,761,187		Restaurant Brands International (F.K.A. Burger King Corporation), Term Loan B, 3.750%, 12/10/21	7,757,950	0.6
3,700,000	(1)	US Foods, Inc., Term Loan B, 4.000%, 06/30/23	3,693,447	0.3
2,450,000		Yum! BRANDS, Term Loan B, 3.404%, 09/30/21	2,458,423	0.2
			22,962,029	1.8

		Food/Drug Retailers: 1.5%
5,246,176		Albertsons LLC, TLB-4, 4.500%, 08/15/21	5,247,819	0.4
1,300,000		NBTY, Inc., USD Term Loan B, 5.000%, 05/05/23	1,294,719	0.1
2,456,250		Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,424,012	0.2
650,000		Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/01/22	625,625	0.1
7,890,716	(1)	Supervalu, Term Loan, 5.500%, 03/21/19	7,879,211	0.6
980,969		TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	979,743	0.1
			18,451,129	1.5

		Forest Products: 0.1%
1,775,000		Blount International, Inc., Term Loan B USD, 7.250%, 04/12/23	1,786,094	0.1

		Health Care: 10.2%
3,355,644	(1)	Acadia, New Term Loan B, 4.500%, 02/16/23	3,348,654	0.3
1,232,529		Aegis Sciences, First Lien Term Loan, 5.500%, 02/24/21	1,121,601	0.1
9,397,193		Air Medical Group Holdings, Inc., Term Loan B, 4.250%, 04/28/22	9,206,900	0.7
1,100,000		ATI Physical Therapy, First Lien Term Loan, 5.500%, 05/10/23	1,103,782	0.1
2,672,886		CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,479,102	0.2
5,834,454		Catalent Pharma Solutions, Inc. , USD Term Loan, 4.250%, 05/20/21	5,841,292	0.5
3,300,000		CHG Medical Staffing, Inc., First Lien Term Loan, 4.750%, 05/26/23	3,302,062	0.3
5,189,651		CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	5,066,397	0.4
1,315,063		Concentra Inc, Term loan B, 4.000%, 06/01/22	1,310,131	0.1
3,136,000		Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	3,133,062	0.2
109,057		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	109,193	0.0
986,769		ConvaTec, Dollar Term Loan, 4.250%, 06/15/20	987,386	0.1
2,260,981		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	1,650,516	0.1
3,719,386		DJO Finance LLC, First Lien Term Loan, 4.250%, 06/08/20	3,552,014	0.3
2,325,000	(1)	ExamWorks Group, Inc., First Lien Term Loan, 4.750%, 06/17/23	2,325,000	0.2
2,855,418		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	2,569,877	0.2
1,250,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	1,115,625	0.1
5,483,321	(1)	Iasis Healthcare LLC, Term Loan B-2, 4.500%, 05/03/18	5,477,607	0.4
1,937,668		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	1,824,638	0.1
5,350,443		Kinetic Concepts, Inc., Dollar Term F, 5.000%, 11/01/20	5,337,067	0.4
1,132,075		Medpace Holdings, Inc., Term Loan B, 4.750%, 04/01/21	1,130,660	0.1
3,693,000		Multiplan, Inc, First Lien Term Loan, 5.000%, 06/07/23	3,708,167	0.3
767,650		NAPA, First Lien Term Loan, 6.000%, 04/19/23	769,090	0.0
2,372,340		NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	2,366,409	0.2
1,500,686		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	1,444,410	0.1
3,500,000	(1)	Patterson Medical Holdings, Inc., Upsized First Lien Term Loan, 5.750%, 08/28/22	3,456,250	0.3
6,396,740		Pharmaceutical Product Development, Inc., Term B, 4.250%, 08/18/22	6,354,361	0.5
2,502,310		Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	2,496,054	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
250,000		Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	$237,500	0.0
1,500,000		Precyse, First lien term loan, 6.500%, 10/20/22	1,498,125	0.1
3,500,000	(1)	Prospect Medical Holdings, Inc., Term Loan B, 7.000%, 07/01/22	3,462,812	0.3
2,443,875		Quorum Health, Term B, 6.750%, 04/29/22	2,449,985	0.2
3,327,362		Schumacher Group, First Lien Term Loan, 5.000%, 07/31/22	3,325,283	0.3
2,194,500		Select Medical Corporation, Series F Tranche B, 6.000%, 03/03/21	2,190,330	0.2
5,945,006		Sivantos (Siemens Audiology), Term Loan B USD, 4.250%, 01/17/22	5,926,428	0.5
6,963,644		Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	6,894,007	0.5
6,563,709		Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	6,569,866	0.5
839,375		Surgical Care Affiliates LLC, Term Loan B, 4.250%, 03/17/22	841,473	0.1
6,965,000		U.S. Renal Care, Inc., First Lien Term Loan, 5.250%, 12/30/22	6,966,449	0.5
1,359,008		Valeant Pharmaceuticals International, Inc., F1 Term Loan, 5.000%, 04/01/22	1,323,523	0.1
2,511,514		Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B, 4.750%, 08/05/20	2,439,936	0.2
45,740		Valeant Pharmaceuticals International, Inc., Tranche B Series D-2, 4.500%, 02/13/19	44,540	0.0
2,334,150		Vizient, Inc., Term loan B, 6.250%, 02/13/23	2,348,738	0.2
			129,106,302	10.2

		Home Furnishings: 1.2%
2,050,000	(1)	ADT fka Protection One, Inc., Upsized ADT First Lien Term Loan B-1, 4.750%, 05/02/22	2,055,125	0.2
7,924,808		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	7,933,478	0.6
2,699,925		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	2,666,175	0.2
1,035,702		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	1,027,287	0.1
1,975,000		Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	1,868,844	0.1
			15,550,909	1.2

		Industrial Equipment: 3.6%
2,275,273		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,053,434	0.2
6,683,571		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	6,597,941	0.5
1,923,920		CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	1,920,313	0.2
208,778		CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	208,387	0.0
587,139		CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	586,038	0.0
8,009,515		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	7,795,925	0.6
4,418,648		Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	4,407,601	0.4
126,330		Filtration Group Corporation, Second Lien Term Loan, 8.250%, 11/30/21	124,540	0.0
5,591,887		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,149,782	0.4
1,634,591		Kenan Advantage Group, Inc., Term Loan B, 4.000%, 07/31/22	1,628,462	0.1
532,085		Kenan Advantage Group, Inc., Term Loan Canada Borrower, 4.000%, 07/31/22	530,090	0.0
1,052,885		MKS Instruments, Term Loan B, 4.250%, 04/29/23	1,055,298	0.1
8,348,742		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/21/20	8,288,739	0.7
2,000,000		Sensus Metering Systems Inc., New Term Loan, 6.500%, 04/05/23	1,985,000	0.2
392,227		VAT Holding, Term Loan B, 4.250%, 02/11/21	391,001	0.0
2,888,129		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	2,880,909	0.2
250,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	243,750	0.0
			45,847,210	3.6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Leisure Goods/Activities/Movies: 3.5%
8,362,247		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	$8,098,318	0.6
2,528,927		Bauer Performance Sports, Term Loan B, 4.500%, 04/15/21	2,075,827	0.2
500,000		Cirque Du Soleil, Second Lien Term Loan, 9.250%, 07/10/23	454,792	0.0
5,110,779		Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	4,938,290	0.4
1,500,000		Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,427,501	0.1
3,572,859		Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	3,562,812	0.3
8,359,734		Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	8,297,036	0.7
5,308,931		Life Time Fitness, Term Loan B, 4.250%, 06/10/22	5,204,414	0.4
2,082,857		NEP/NCP Holdco, Inc, Second Lien, 10.000%, 07/22/20	1,978,714	0.1
6,133,142		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.500%, 01/22/20	6,010,479	0.5
2,642,465		SRAM, LLC, First Lien Term Loan, 4.000%, 04/10/20	2,353,379	0.2
			44,401,562	3.5

		Lodging & Casinos: 4.0%
9,282,513		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	9,023,373	0.7
849,572		American Casino and Entertainment Properties LLC, Term Loan, 4.750%, 07/07/22	847,448	0.1
7,362,205		Aristocrat Leisure Limited, Term Loan B, 4.750%, 10/20/21	7,386,935	0.6
1,232,126		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,234,180	0.1
7,292,806		CityCenter Holdings, LLC, Term Loan, 4.250%, 10/16/20	7,305,722	0.6
719,563		Eldorado Resorts, Inc., Term Loan B, 4.250%, 07/23/22	720,156	0.0
2,550,828		Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	2,363,768	0.2
1,254,158		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,257,293	0.1
2,926,368		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,933,684	0.2
348,250		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	329,096	0.0
992,500		La Quinta, First Lien Term Loan, 3.750%, 04/14/21	971,410	0.1
2,400,125		Scientific Games International, Inc., Term Loan B, 6.000%, 10/18/20	2,374,374	0.2
4,949,937	(1)	Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	4,887,290	0.4
5,198,020		Station Casinos LLC, Term Loan, 3.750%, 06/01/23	5,180,154	0.4
3,250,592		Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,259,225	0.3
			50,074,108	4.0

		Mortgage REITs: 0.1%
997,468		International Market Centers, First Lien Term Loan, 4.500%, 08/11/20	996,845	0.1
500,000		International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	480,000	0.0
			1,476,845	0.1

		Nonferrous Metals/Minerals: 0.4%
1,325,759		Fairmount Minerals, Ltd., Tranche B-2 Term Loan, 4.500%, 09/05/19	1,083,255	0.1
3,836,250		Novelis Inc., Term Loan B, 4.000%, 06/02/22	3,808,917	0.3
			4,892,172	0.4

		Oil & Gas: 1.3%
2,312,884		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	2,087,378	0.2
1,471,765		Chelsea Petroleum Products I, LLC, Term Loan, 5.250%, 10/28/22	1,455,207	0.1
1,858,824		Energy Transfer Equity, L.P., New Term Loan, 4.000%, 12/02/19	1,814,676	0.1
1,761,034		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	684,602	0.1
3,379,438		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/18/20	2,031,887	0.2
3,989,560	(1)	MEG Energy Corp., Term Loan, 3.750%, 03/31/20	3,518,294	0.3
1,616,768	(1),(2)	Seventy Seven Energy Inc., Term Loan, 3.750%, 06/25/21	1,395,809	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Oil & Gas: (continued)
1,994,911		Southcross Energy Partners, L.P., Term Loan, 5.250%, 08/04/21	$1,725,598	0.1
198,323		Southcross Holdings L.P., Exit Term Loan, 0.654%, 04/13/23	173,533	0.0
1,533,910		Western Refining, Inc., Term Loan, 5.250%, 11/12/20	1,495,563	0.1
			16,382,547	1.3

		Publishing: 1.5%
3,650,000	(1)	Cengage Learning Acquisition, Inc., Term Loan-B, 5.500%, 05/31/23	3,605,517	0.3
4,200,000		McGraw Hill Global Education, Term Loan B, 5.000%, 05/04/22	4,202,625	0.3
2,702,559		Merrill Communications, LLC, New First Lien Term Loan, 6.250%, 06/01/22	2,445,816	0.2
3,485,326		Penton Media, Inc, First Lien, 4.750%, 10/03/19	3,478,791	0.3
804,757		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	788,662	0.1
3,803,310		Tribune Company, Term Loan B, 3.750%, 12/31/20	3,803,279	0.3
			18,324,690	1.5

		Radio & Television: 1.6%
2,681,947		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	1,893,455	0.2
3,476,399		Clear Channel Communications, Inc., Term Loan E, 8.154%, 07/30/19	2,557,326	0.2
2,742,895		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/09/20	2,730,895	0.2
2,278,127		Media General, Inc, DD Term Loan L-B, 4.000%, 07/31/20	2,280,024	0.2
1,651,429		Salem Communications Corporation, Term Loan B, 4.500%, 03/13/20	1,619,432	0.1
2,753,425		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	2,739,903	0.2
6,352,796		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	6,321,597	0.5
			20,142,632	1.6

		Retailers (Except Food & Drug): 6.9%
1,466,250		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/09/21	1,441,507	0.1
8,058,618		Academy Ltd., Term Loan, 5.000%, 07/01/22	7,618,755	0.6
5,971,463		Ascena Retail Group, Inc., Term Loan B, 5.250%, 08/21/22	5,706,479	0.4
6,281,081		Bass Pro Group, LLC, Term Loan B, 4.000%, 06/05/20	6,202,567	0.5
3,990,000		Belk, First Lien Term Loan, 5.750%, 12/12/22	3,192,000	0.2
8,405,007		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	8,343,281	0.7
1,358,498		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	1,323,404	0.1
5,187,000		FullBeauty Brands (F.K.A. OneStopPlus), First Lien Term Loan, 5.750%, 10/14/22	4,934,134	0.4
5,507,644		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	5,527,152	0.4
1,013,825		Hudson's Bay Company, Term Loan B, 4.750%, 09/30/22	1,016,677	0.1
984,925		J. Crew, Term Loan B, 4.000%, 03/05/21	676,784	0.1
3,212,406		Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	2,521,738	0.2
5,965,697		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	5,935,868	0.5
5,018,229		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	4,825,865	0.4
5,840,459		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	5,260,975	0.4
5,933,317		Party City Holdings Inc, Term Loan B, 4.250%, 08/19/22	5,896,234	0.5
4,887,750		Petco Animal Supplies, Inc., Term Loan-B1, 5.000%, 01/26/23	4,875,531	0.4
9,701,987		PetSmart, Inc., Term Loan B, 4.250%, 03/11/22	9,678,285	0.8
987,310		rue21 inc., Term Loan B, 5.625%, 10/09/20	554,539	0.0
2,085,759		Savers, Term Loan B, 5.000%, 07/09/19	1,832,861	0.1
			87,364,636	6.9

		Surface Transport: 1.3%
2,960,019		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	2,865,668	0.2
4,114,375	(1)	Navistar Inc., Term Loan B, 6.500%, 08/07/20	3,901,798	0.3
2,587,085		OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	2,506,238	0.2
2,487,500		Quality Distribution, First Lien Term Loan, 5.750%, 08/18/22	2,294,719	0.2
565,975		V.Group, Term Loan B, 4.750%, 06/30/21	563,852	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Surface Transport: (continued)
4,763,063		XPO Logistics, Term Loan B, 5.500%, 11/01/21	$4,774,970	0.4
			16,907,245	1.3

		Telecommunications: 6.2%
4,321,841		Aricent Group, First Lien Term Loan, 5.500%, 04/14/21	3,887,855	0.3
3,763,203		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	3,756,147	0.3
7,441,803		Asurion, LLC, Incremental Tranche B-4 Term Loan, 5.000%, 08/04/22	7,351,884	0.6
1,150,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 03/03/21	1,112,625	0.1
2,331,429		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	1,724,530	0.1
4,627,492		Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	3,289,374	0.3
2,486,237	(1)	CommScope, Inc., Tranche 5 Term Loan, 3.750%, 12/29/22	2,491,287	0.2
10,152,487		Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/22	10,057,308	0.8
5,955,214		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/23/20	5,932,882	0.5
1,178,462		Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	1,155,630	0.1
525,000		Encompass Digital Media, Inc., Second Lien, 8.750%, 06/05/22	486,937	0.0
2,314,630		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	2,096,668	0.2
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	708,687	0.0
2,930,435		Hawaiian Telcom Communications, Inc., Term Loan B, 5.250%, 06/06/19	2,928,603	0.2
2,610,000		Level 3 Financing, Inc, Term Loan B-4, 4.000%, 01/15/20	2,612,610	0.2
2,975,498		Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	2,968,431	0.2
2,450,000		Level 3 Financing, Inc, Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	2,450,767	0.2
4,557,008		Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/13/20	4,537,049	0.4
625,830		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	592,973	0.0
4,276,616		Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	3,228,845	0.2
3,432,750		T-Mobile USA, Inc., Term Loan B, 3.500%, 11/09/22	3,448,036	0.3
5,180,375		U.S. Telepacific Corp, Term Loan B, 6.000%, 11/25/20	4,964,255	0.4
3,625,000		Windstream Corporation, Term Loan B-6, 5.750%, 03/29/21	3,626,512	0.3
3,376,461		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	3,373,929	0.3
			78,783,824	6.2

		Utilities: 1.9%
1,980,000		Calpine Corp, Term Loan B-5, 3.500%, 05/27/22	1,961,437	0.2
4,977,494	(1)	Calpine Corp, Term Loan B-6, 4.000%, 01/15/23	4,952,606	0.4
5,875,000	(1)	Dynegy Inc., Term Loan C, 4.500%, 06/30/23	5,800,094	0.5
625,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 12/19/16	624,805	0.0
2,400,000	(1)	Linden Power Complex, Term Loan, 5.500%, 06/15/23	2,406,000	0.2
1,980,000		Longview Power, LLC, Term Loan, 7.000%, 04/13/21	1,742,400	0.1
1,959,596		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,891,010	0.2
1,393,000		RISEC, Term Loan, 5.750%, 12/19/22	1,358,175	0.1
1,406,781		Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	1,361,061	0.1
1,667,824		TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	1,666,521	0.1
			23,764,109	1.9

	Total Loans
	(Cost $1,234,562,430)		1,212,897,999	96.1

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.1%
42,798	@	EveryWhere Global	299,586	0.1
57,165	@	Millennium Health, LLC	171,495	0.0
222	@	Southcross Holdings GP LLC	–	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: (continued)
222	@ Southcross Holdings L.P. - Class A	$75,480	0.0
	Total Equities and Other Assets
	(Cost $943,780)	546,561	0.1

	Total Long-Term Investments
	(Cost $1,235,506,210)	1,213,444,560	96.2

SHORT-TERM INVESTMENTS: 8.1%
	Short-Term Investments: 8.1%
102,500,000	State Street Institutional Liquid Reserves Fund - Premier Class, 0.47%††
	(Cost $102,500,000)	102,500,000	8.1

	Total Short-Term Investments
	(Cost $102,500,000)	102,500,000	8.1

	Total Investments (Cost $1,338,006,210)	$1,315,944,560	104.3
	Liabilities in Excess of Other Assets	(53,864,128)	(4.3)
	Net Assets	$1,262,080,432	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security

(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

Cost for federal income tax purposes is $1,338,368,429.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,846,504
Gross Unrealized Depreciation	(27,270,373)

Net Unrealized Depreciation	$(22,423,869)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Equities and Other Assets	$–	$546,561	$–	$546,561
Loans	–	1,212,897,999	–	1,212,897,999
Short-Term Investments	102,500,000	–	–	102,500,000
Total Investments, at fair value	$102,500,000	$1,213,444,560	$–	$1,315,944,560

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$–	$(822)	$–	$(822)
Total Liabilities	$–	$(822)	$–	$(822)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

The following unfunded commitments were outstanding as of June 30, 2016:

Borrower	Principal Amount	Unrealized Appreciation/(Depreciation)
Kenan Advantage Group, Inc.	$219,271	$(822)

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.7%
10,103,976		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/36	$13,040,941	0.9
8,410,856	^	Ginnie Mae Series 2010-122 IO, 0.290%, 02/16/44	279,913	0.0
1,748,327		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/40	1,906,422	0.1
9,000,000		Nomura Securities International Structured Agency 7206 S, 5.474%, 01/01/42	9,500,625	0.6
1,095,647		Vendee Mortgage Trust, 3.750%, 10/15/41	1,244,163	0.1

	Total Collateralized Mortgage Obligations
	(Cost $25,722,777)		25,972,064	1.7

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
512,000		1.750%, due 01/31/23	527,860	0.0

	Total U.S. Treasury Obligations
	(Cost $519,291)		527,860	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 119.9%
		Federal Home Loan Mortgage Corporation: 6.2%##
9,023,130	^	0.500%, due 07/15/36	164,109	0.0
4,398,764		0.603%, due 09/25/45	4,223,618	0.3
52,641,000	W,Z	3.000%, due 08/01/44	54,475,919	3.6
18,059,302		3.000%, due 09/01/45	18,745,155	1.3
4,579,346		4.000%, due 07/15/41	4,996,025	0.3
9,210,304	^	4.500%, due 10/15/35	311,861	0.0
3,391,999	^	4.500%, due 12/15/40	431,832	0.0
154,229		5.450%, due 12/01/37	169,920	0.0
118,692		5.450%, due 12/01/37	131,321	0.0
937,790	^	5.500%, due 09/15/35	150,240	0.0
1,563,976		5.500%, due 05/15/36	1,749,510	0.1
1,086,870		5.500%, due 03/15/39	1,204,479	0.1
393,256		5.625%, due 12/01/36	442,069	0.0
42,616		5.625%, due 01/01/37	47,677	0.0
416,484		5.625%, due 01/01/37	470,423	0.0
34,716		5.625%, due 02/01/37	38,839	0.0
196,909		5.625%, due 03/01/37	220,355	0.0
75,209		5.625%, due 03/01/37	84,152	0.0
105,596		5.625%, due 06/01/37	118,141	0.0
95,641		5.625%, due 07/01/37	107,041	0.0
134,183		5.625%, due 07/01/37	150,180	0.0
125,677		5.625%, due 02/01/38	140,687	0.0
771,788	^	5.658%, due 06/15/40	60,353	0.0
206,541		5.700%, due 06/01/37	231,651	0.0
149,767		5.700%, due 09/01/37	168,011	0.0
153,179		5.700%, due 12/01/37	170,838	0.0
1,040,563		6.000%, due 03/15/34	1,169,819	0.1
109,457		6.090%, due 12/01/37	124,591	0.0
850,012		6.567%, due 07/15/33	963,404	0.1
16,441		7.500%, due 01/01/30	19,552	0.0
438,440	^	7.547%, due 10/25/23	82,485	0.0
10,464		8.000%, due 01/01/30	10,507	0.0
13,470		9.500%, due 07/01/20	13,834	0.0
678,993		18.534%, due 03/15/35	1,001,052	0.1
420,142		20.369%, due 04/15/35	638,039	0.1
583,783		26.832%, due 04/15/32	625,550	0.1
			93,853,239	6.2

		Federal National Mortgage Association: 9.3%##
42,763,200		0.653%, due 10/27/37	42,655,245	2.9
14,535,246	^	3.000%, due 11/25/27	1,283,173	0.1
6,031,648	^	3.000%, due 01/25/33	605,531	0.0
2,122,057	^	3.500%, due 04/25/42	300,216	0.0
17,151,793	^	3.500%, due 05/25/42	2,481,118	0.2
3,457,000		3.500%, due 09/25/42	3,785,604	0.3
6,000,000		4.000%, due 12/25/39	6,643,612	0.5
6,275,060	^	4.000%, due 05/25/42	1,085,624	0.1
2,997,792		4.000%, due 05/01/45	3,221,802	0.2
5,765,046		4.000%, due 11/01/45	6,176,328	0.4
1,040,184		4.250%, due 08/01/35	1,128,478	0.1
8,842,785		4.568%, due 11/25/33	9,302,546	0.6
478,023		4.750%, due 11/01/34	526,591	0.0
983,114		4.750%, due 11/01/34	1,098,144	0.1
1,137,616		4.750%, due 02/01/35	1,270,792	0.1
1,254,073		4.750%, due 04/01/35	1,395,557	0.1
995,305		4.750%, due 05/01/35	1,111,689	0.1
1,151,175		4.750%, due 07/01/35	1,285,425	0.1
191,109		4.750%, due 07/01/35	210,210	0.0
1,024,194		4.750%, due 05/25/37	1,189,751	0.1
2,858,307		4.761%, due 07/26/33	3,094,596	0.2
323,545		5.000%, due 02/01/33	359,275	0.0
4,187,215		5.000%, due 05/25/33	4,529,413	0.3
229,118		5.000%, due 07/01/33	254,575	0.0
5,711,245		5.000%, due 08/25/33	6,721,959	0.5
1,677,940		5.000%, due 10/25/35	1,878,693	0.1
169,741		5.000%, due 03/01/36	188,427	0.0
545,595		5.000%, due 05/01/36	610,627	0.0
5,084,839		5.000%, due 02/25/40	6,083,262	0.4
2,746,853		5.000%, due 04/25/41	3,169,574	0.2
432,588		5.030%, due 05/01/37	482,428	0.0
318,097		5.030%, due 09/01/37	353,940	0.0
470,558		5.066%, due 02/25/33	488,275	0.0
55,546		5.155%, due 11/01/36	61,862	0.0
469,282		5.155%, due 01/01/37	522,710	0.0
23,130		5.250%, due 06/01/29	25,813	0.0
275,274		5.250%, due 04/01/32	307,793	0.0
97,160		5.250%, due 04/01/32	108,559	0.0
226,685		5.280%, due 11/01/36	253,244	0.0
31,438		5.280%, due 11/01/36	35,102	0.0
141,138		5.280%, due 01/01/37	157,609	0.0
114,211		5.300%, due 09/01/36	127,539	0.0
58,933		5.300%, due 10/01/36	65,868	0.0
57,816		5.300%, due 10/01/36	64,557	0.0
280,938		5.300%, due 12/01/36	314,058	0.0
142,834		5.300%, due 12/01/36	159,452	0.0
77,516		5.300%, due 02/01/37	86,577	0.0
80,144		5.300%, due 04/01/37	89,489	0.0
161,991		5.300%, due 05/01/37	181,110	0.0
545,435		5.300%, due 08/01/37	611,396	0.0
302,365		5.405%, due 11/01/36	338,696	0.0
510,499		5.405%, due 02/01/37	571,696	0.0
548,869		5.500%, due 05/25/34	628,839	0.1
1,861,549		5.500%, due 12/25/35	2,257,847	0.2
236,980		5.610%, due 01/25/32	262,219	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
5,712,097	^	5.797%, due 06/25/42	$1,099,587	0.1
86,934		5.875%, due 06/01/35	91,841	0.0
7,798,788	^	5.997%, due 08/25/36	1,762,953	0.1
2,140,222		6.000%, due 05/25/35	2,702,151	0.2
399,200		6.000%, due 01/25/44	467,009	0.0
5,962,697	^	6.247%, due 06/25/32	1,210,713	0.1
4,742,620	^	6.247%, due 05/25/36	836,841	0.1
2,519,833	^	6.297%, due 03/25/35	440,984	0.0
1,959,903		6.500%, due 03/25/33	2,407,761	0.2
153,478		6.600%, due 07/01/27	169,568	0.0
90,220		6.600%, due 09/01/27	99,300	0.0
42,449		6.600%, due 11/01/27	44,083	0.0
34,663		6.600%, due 03/01/28	35,141	0.0
85,650		6.600%, due 06/01/28	91,069	0.0
584,827		6.685%, due 05/25/32	613,463	0.1
22,626		7.500%, due 05/01/28	22,620	0.0
942,416		7.685%, due 03/25/39	1,052,967	0.1
1,897,683		15.742%, due 05/25/35	2,548,729	0.2
625,152		24.747%, due 12/25/36	980,720	0.1
			138,882,015	9.3

		Government National Mortgage Association: 104.4%
35,494,838	^	0.030%, due 01/16/51	710,127	0.1
19,582,801	^	0.250%, due 06/20/36	168,908	0.0
17,495,084	^	0.350%, due 11/16/46	145,570	0.0
385,352		0.668%, due 02/20/34	388,296	0.0
593,608	^	0.669%, due 02/16/48	5,180	0.0
11,505,642		0.766%, due 10/20/60	11,372,665	0.8
7,696,046		0.836%, due 02/20/62	7,680,137	0.5
2,959,020		0.836%, due 03/20/63	2,929,472	0.2
3,641,773		0.906%, due 06/20/63	3,618,446	0.3
1,616,461		0.936%, due 02/20/61	1,609,318	0.1
4,954,848		0.951%, due 10/20/62	4,923,365	0.3
1,478,475		0.996%, due 09/20/62	1,474,465	0.1
628,861	^	1.000%, due 06/16/37	20,944	0.0
6,914,372		1.030%, due 04/20/63	6,916,359	0.5
1,760,558		1.036%, due 07/20/63	1,758,543	0.1
20,791,715		1.036%, due 12/20/63	20,762,347	1.4
11,202,551		1.048%, due 08/20/63	11,188,035	0.8
2,939,652		1.086%, due 05/20/62	2,942,082	0.2
5,099,748		1.086%, due 05/20/63	5,100,402	0.3
102,481,694		1.086%, due 11/20/65	102,163,877	6.8
10,357,478		1.156%, due 09/20/63	10,395,677	0.7
33,914,063		1.156%, due 02/20/66	33,883,740	2.3
8,645,747		1.270%, due 01/20/60	8,694,950	0.6
3,992,670		1.436%, due 08/20/63	4,050,823	0.3
10,849,409		1.450%, due 05/20/60	10,994,865	0.7
11,514,004		1.450%, due 05/20/60	11,651,836	0.8
12,353,209		1.486%, due 02/20/62	12,542,431	0.8
4,830,614		1.736%, due 09/20/63	4,960,748	0.3
133,962	^	1.829%, due 10/16/52	7,129	0.0
13,700,721		2.238%, due 10/20/44	13,518,857	0.9
1,900,000	^	2.500%, due 11/20/43	676,760	0.1
5,666,098		2.577%, due 10/20/63	6,094,838	0.4
1,223,886		3.000%, due 10/16/43	1,273,627	0.1
316,962,000	W	3.000%, due 08/01/44	330,785,749	22.1
777,430		3.000%, due 11/20/45	813,886	0.1
535,883		3.000%, due 12/20/45	561,301	0.0
371,382		3.000%, due 12/20/45	389,051	0.0
129,475		3.000%, due 12/20/45	135,546	0.0
577,252		3.000%, due 01/20/46	605,048	0.1
61,459,268		3.000%, due 02/20/46	64,362,158	4.3
9,950,000		3.328%, due 06/16/43	10,712,764	0.7
7,587,073	^	3.500%, due 04/20/40	789,275	0.1
5,047,905	^	3.500%, due 08/16/40	652,440	0.1
277,500,000	W	3.500%, due 07/01/44	294,551,079	19.6
12,125,000		3.500%, due 04/20/45	13,143,488	0.9
99,755,629		3.500%, due 05/20/46	106,094,562	7.1
4,000,000		3.526%, due 01/16/40	4,196,631	0.3
9,933,916		3.750%, due 05/20/42	10,591,608	0.7
8,467,450		3.750%, due 05/20/42	9,026,821	0.6
188,985		4.000%, due 05/20/33	204,543	0.0
229,707		4.000%, due 08/15/33	247,080	0.0
244,660		4.000%, due 01/15/34	263,184	0.0
187,571		4.000%, due 03/15/34	201,710	0.0
2,391,692		4.000%, due 05/20/34	2,573,668	0.2
1,745,467		4.000%, due 07/20/34	1,866,789	0.1
2,954,055		4.000%, due 07/20/34	3,159,219	0.2
174,801		4.000%, due 08/20/35	187,120	0.0
2,565,951	^	4.000%, due 04/20/38	105,132	0.0
3,038,615	^	4.000%, due 08/20/39	413,875	0.0
453,379		4.000%, due 05/15/40	487,831	0.0
4,228,603		4.000%, due 09/20/40	4,403,921	0.3
2,819,000		4.000%, due 10/20/40	3,057,069	0.2
6,338,965		4.000%, due 12/20/40	6,841,272	0.5
6,183,133		4.000%, due 02/20/41	7,103,969	0.5
3,317,782	^	4.000%, due 04/20/41	472,101	0.0
6,988,217		4.000%, due 07/20/41	7,600,216	0.5
671,482		4.000%, due 10/20/41	715,000	0.1
1,526,354	^	4.000%, due 03/20/42	174,249	0.0
4,103,237		4.000%, due 04/20/42	4,797,059	0.3
1,259,485		4.000%, due 09/15/42	1,365,975	0.1
2,556,608	^	4.000%, due 12/20/42	356,366	0.0
4,577,592		4.000%, due 10/20/43	4,908,425	0.3
4,847,464	^	4.000%, due 03/20/44	901,177	0.1
1,441,784		4.000%, due 08/20/44	1,585,469	0.1
2,793,200		4.000%, due 08/20/44	3,206,310	0.2
5,936,613		4.000%, due 12/20/44	6,384,795	0.4
5,978,043		4.000%, due 01/20/45	6,429,352	0.4
529,230		4.000%, due 12/20/45	569,714	0.0
1,467,177		4.000%, due 01/20/46	1,580,895	0.1
8,809,282		4.000%, due 01/20/46	9,454,870	0.6
8,309,744		4.000%, due 03/20/46	8,967,882	0.6
2,017,802		4.350%, due 01/16/48	2,310,789	0.2
1,628,151		4.397%, due 05/16/51	1,790,192	0.1
400,454		4.500%, due 10/20/33	431,971	0.0
22,621		4.500%, due 07/20/36	24,320	0.0
12,647		4.500%, due 08/20/36	13,595	0.0
158,137	^	4.500%, due 12/20/37	4,278	0.0
60,313	^	4.500%, due 02/20/38	1,525	0.0
4,533,716	^	4.500%, due 04/20/39	558,757	0.0
6,228,854		4.500%, due 05/16/39	6,861,835	0.5
4,761,000		4.500%, due 05/20/39	5,142,159	0.4
6,928,126		4.500%, due 05/20/39	7,730,104	0.5
2,019,045		4.500%, due 10/15/39	2,254,306	0.2
512,746		4.500%, due 10/16/39	607,972	0.1
1,469,642		4.500%, due 11/15/39	1,640,039	0.1
1,569,188		4.500%, due 11/15/39	1,750,803	0.1
672,031		4.500%, due 11/16/39	814,063	0.1
430,894		4.500%, due 12/15/39	480,975	0.0
1,219,116		4.500%, due 01/15/40	1,344,725	0.1
166,028		4.500%, due 01/20/40	172,816	0.0
4,508,315		4.500%, due 02/15/40	4,980,536	0.3
1,000,000		4.500%, due 02/16/40	1,171,250	0.1
2,628,426		4.500%, due 05/20/40	2,967,592	0.2
546,870		4.500%, due 06/15/40	602,745	0.1
256,036		4.500%, due 07/20/40	266,368	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
964,856		4.500%, due 08/20/40	$1,003,792	0.1
2,897,516		4.500%, due 09/20/40	3,106,732	0.2
2,750,000		4.500%, due 12/20/40	3,114,790	0.2
187,324		4.500%, due 07/20/41	194,883	0.0
2,876,318		4.500%, due 09/20/41	3,141,637	0.2
13,296,814	^	4.500%, due 12/16/42	2,346,349	0.2
1,908,290		4.500%, due 02/16/48	2,194,219	0.2
1,798,563		4.546%, due 07/20/62	1,964,059	0.1
7,460,830	^	4.552%, due 03/20/40	850,288	0.1
1,000,000		4.600%, due 01/16/50	1,120,179	0.1
916,482		4.639%, due 08/20/42	1,017,854	0.1
8,986,166		4.660%, due 09/20/61	10,075,152	0.7
12,158,347		4.677%, due 01/20/46	13,333,805	0.9
4,399,447		4.861%, due 06/20/61	4,601,671	0.3
1,474,639		4.865%, due 04/16/48	1,554,290	0.1
5,590,823		4.910%, due 06/16/49	6,100,972	0.4
38,709		5.000%, due 05/15/18	40,262	0.0
92,452		5.000%, due 03/20/24	99,193	0.0
255,630		5.000%, due 04/15/29	284,762	0.0
323,764		5.000%, due 04/15/30	361,990	0.0
1,863,315		5.000%, due 04/20/30	1,996,945	0.1
345,131		5.000%, due 10/15/30	385,932	0.0
388,945		5.000%, due 07/15/33	435,055	0.0
115,700		5.000%, due 03/15/34	130,865	0.0
329,337		5.000%, due 04/15/34	366,789	0.0
208,077		5.000%, due 04/15/34	231,940	0.0
5,906,443		5.000%, due 10/20/34	6,730,817	0.5
81,500		5.000%, due 01/15/35	90,809	0.0
47,515		5.000%, due 03/15/35	53,805	0.0
397,030		5.000%, due 03/15/35	443,930	0.0
2,274,459		5.000%, due 03/20/35	2,532,626	0.2
173,780		5.000%, due 04/15/35	193,662	0.0
114,515		5.000%, due 04/15/35	129,595	0.0
636,828		5.000%, due 04/15/35	729,827	0.1
162,841		5.000%, due 04/15/35	181,431	0.0
53,011		5.000%, due 05/15/35	60,416	0.0
175,079		5.000%, due 05/20/35	196,971	0.0
89,217		5.000%, due 06/15/35	99,383	0.0
76,294		5.000%, due 09/15/35	84,992	0.0
38,175	^	5.000%, due 09/16/35	137	0.0
1,180,215		5.000%, due 10/20/35	1,341,363	0.1
874,933		5.000%, due 11/20/35	984,603	0.1
446,312		5.000%, due 04/20/36	495,714	0.0
36,753		5.000%, due 09/20/37	37,405	0.0
2,622,180	^	5.000%, due 01/20/38	178,953	0.0
163,595		5.000%, due 02/15/38	182,376	0.0
85,965		5.000%, due 06/20/38	88,918	0.0
45,685		5.000%, due 08/20/38	47,255	0.0
199,551		5.000%, due 10/20/38	206,406	0.0
149,229		5.000%, due 11/20/38	154,356	0.0
521,909		5.000%, due 01/20/39	539,838	0.0
266,510		5.000%, due 02/15/39	297,369	0.0
446,184		5.000%, due 03/15/39	502,650	0.0
1,029,000		5.000%, due 05/20/39	1,224,582	0.1
1,467,117	^	5.000%, due 07/16/39	212,804	0.0
1,111,107		5.000%, due 07/20/39	1,255,872	0.1
453,273		5.000%, due 11/15/39	509,950	0.0
2,230,454		5.000%, due 11/15/39	2,536,409	0.2
1,401,860		5.000%, due 11/15/39	1,594,049	0.1
2,179,000		5.000%, due 12/20/39	2,411,903	0.2
1,600,000		5.000%, due 03/20/40	1,884,539	0.1
5,912,013	^	5.000%, due 03/20/40	970,165	0.1
477,597		5.000%, due 04/15/40	537,788	0.0
1,774,004		5.000%, due 05/15/40	2,011,357	0.1
43,769,730		5.000%, due 05/20/40	49,268,832	3.3
1,343,552		5.000%, due 09/15/40	1,505,202	0.1
917,573	^	5.000%, due 05/20/41	176,389	0.0
2,219,339		5.000%, due 07/20/41	2,469,745	0.2
2,257,491		5.250%, due 01/20/36	2,557,926	0.2
783,308		5.420%, due 04/16/39	870,903	0.1
977,572		5.471%, due 03/16/44	1,074,079	0.1
112,648		5.500%, due 08/20/24	123,683	0.0
2,823		5.500%, due 04/20/29	3,112	0.0
82,676		5.500%, due 12/20/32	93,147	0.0
285,552		5.500%, due 08/20/33	322,237	0.0
81,177		5.500%, due 11/20/33	83,712	0.0
84,527		5.500%, due 12/20/33	95,366	0.0
246,000		5.500%, due 02/20/34	282,411	0.0
79,133		5.500%, due 03/20/34	81,621	0.0
494,270		5.500%, due 04/20/34	556,873	0.0
1,184,340		5.500%, due 04/20/34	1,396,133	0.1
479,098		5.500%, due 04/20/34	531,108	0.0
8,718		5.500%, due 04/20/34	9,569	0.0
323,775		5.500%, due 06/20/34	357,125	0.0
102,352		5.500%, due 06/20/34	107,512	0.0
126,587		5.500%, due 07/20/34	139,048	0.0
211,609		5.500%, due 07/20/34	232,448	0.0
1,914,289		5.500%, due 07/20/34	2,240,689	0.2
126,973		5.500%, due 01/20/35	133,393	0.0
528,823		5.500%, due 05/15/35	604,531	0.1
25,754,732		5.500%, due 05/20/35	29,017,913	1.9
180,906		5.500%, due 05/20/35	198,481	0.0
153,246		5.500%, due 06/20/35	168,329	0.0
994,953		5.500%, due 07/15/35	1,137,345	0.1
635,424		5.500%, due 08/15/35	729,526	0.1
425,065		5.500%, due 09/20/35	471,271	0.0
10,882,079		5.500%, due 12/16/35	12,409,200	0.8
2,997,154		5.500%, due 02/20/36	3,580,788	0.2
179,029		5.500%, due 04/15/36	201,510	0.0
122,525		5.500%, due 06/20/36	136,060	0.0
200,000		5.500%, due 07/16/37	228,176	0.0
2,502,613		5.500%, due 10/20/37	2,845,776	0.2
28,968		5.500%, due 06/20/38	30,641	0.0
50,460		5.500%, due 08/20/38	53,374	0.0
89,319		5.500%, due 09/20/38	94,476	0.0
12,463		5.500%, due 10/20/38	13,182	0.0
154,548		5.500%, due 11/20/38	163,600	0.0
13,588		5.500%, due 12/20/38	14,373	0.0
99,987		5.500%, due 01/15/39	112,593	0.0
38,545		5.500%, due 01/20/39	40,802	0.0
330,266		5.500%, due 03/20/39	349,335	0.0
33,171		5.500%, due 06/15/39	37,296	0.0
22,897		5.500%, due 06/20/39	24,221	0.0
2,896,633		5.500%, due 09/16/39	3,628,198	0.3
2,000,016		5.500%, due 09/20/39	2,344,543	0.2
89,850		5.500%, due 10/20/39	99,862	0.0
5,647,599		5.500%, due 10/20/39	6,814,560	0.5
4,348,880		5.500%, due 11/16/39	5,709,199	0.4
334,813		5.500%, due 09/15/40	378,379	0.0
518,635	^	5.500%, due 09/16/40	63,832	0.0
5,891,716	^	5.552%, due 09/20/38	1,058,041	0.1
8,147,712	^	5.552%, due 12/20/40	1,483,821	0.1
3,217,995	^	5.602%, due 12/20/40	500,380	0.0
2,444,900	^	5.652%, due 05/20/32	355,770	0.0
12,172,520	^	5.658%, due 05/16/42	2,348,898	0.2
2,191,094	^	5.708%, due 09/16/39	369,821	0.0
10,454,007	^	5.908%, due 04/16/39	1,468,181	0.1
1,587,027		5.970%, due 11/15/31	1,617,113	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
88,295		6.000%, due 01/20/24	$93,150	0.0
218,826		6.000%, due 10/15/25	254,514	0.0
512,555		6.000%, due 04/15/26	592,687	0.0
56,332		6.000%, due 10/20/27	63,348	0.0
213,054		6.000%, due 05/15/29	237,183	0.0
709,301	^	6.000%, due 01/20/34	142,506	0.0
146,299		6.000%, due 10/20/34	172,539	0.0
1,800,000		6.000%, due 12/20/35	2,151,015	0.2
861,188		6.000%, due 04/20/36	1,073,507	0.1
333,594		6.000%, due 03/15/37	382,595	0.0
173,641		6.000%, due 09/20/37	195,322	0.0
4,348,255		6.000%, due 10/20/37	5,098,105	0.3
2,343,020		6.000%, due 03/20/38	3,122,261	0.2
30,010		6.000%, due 05/20/38	33,411	0.0
315,194		6.000%, due 08/20/38	343,073	0.0
85,030		6.000%, due 09/20/38	92,551	0.0
112,146		6.000%, due 10/20/38	122,066	0.0
238,847		6.000%, due 11/15/38	273,714	0.0
311,440		6.000%, due 12/15/38	356,905	0.0
308,163		6.000%, due 12/15/38	355,004	0.0
2,469,384		6.000%, due 07/16/39	3,207,328	0.2
795,120		6.000%, due 08/15/39	942,697	0.1
652,645		6.000%, due 08/15/39	753,307	0.1
559,964		6.000%, due 08/16/39	793,001	0.1
2,649,291		6.000%, due 08/16/39	3,139,949	0.2
734,737		6.000%, due 10/20/39	966,297	0.1
2,123,551	^	6.000%, due 01/16/40	813,102	0.1
4,735,896	^	6.052%, due 09/20/37	972,957	0.1
3,857,760	^	6.052%, due 09/20/38	299,650	0.0
2,667,234	^	6.058%, due 05/16/38	513,075	0.0
1,317,026	^	6.102%, due 01/20/38	239,047	0.0
4,338,895	^	6.208%, due 09/16/40	917,613	0.1
8,904,109	^	6.208%, due 04/16/42	1,965,860	0.1
2,391,407	^	6.252%, due 11/20/34	537,226	0.0
971,889	^	6.258%, due 04/16/41	197,802	0.0
2,109,545	^	6.328%, due 02/16/35	436,599	0.0
167,090		6.490%, due 01/15/28	191,096	0.0
55,762		6.500%, due 07/20/29	66,229	0.0
59,271		6.500%, due 07/20/32	61,310	0.0
2,415		6.500%, due 09/20/34	2,806	0.0
3,382		6.750%, due 08/15/28	3,864	0.0
319,010		7.000%, due 05/16/32	371,298	0.0
1,083,030	^	7.158%, due 10/16/29	261,926	0.0
474,682		7.158%, due 03/17/33	512,318	0.0
19,268		7.500%, due 08/20/27	23,589	0.0
180,383		7.500%, due 02/20/34	182,473	0.0
3,536,987	^	7.500%, due 04/16/37	1,038,147	0.1
1,449,604		7.500%, due 08/20/39	1,887,962	0.1
1,440,114		7.500%, due 08/20/39	2,137,592	0.2
25,397		8.552%, due 04/20/34	25,983	0.0
1,007,021		9.298%, due 05/20/41	1,122,604	0.1
891,092		13.415%, due 09/16/31	1,161,452	0.1
46,839		15.104%, due 01/20/32	65,984	0.0
91,219		18.861%, due 09/20/37	134,926	0.0
284,026		19.673%, due 02/16/32	403,062	0.0
217,091		23.678%, due 04/16/37	280,382	0.0
			1,565,737,237	104.4

	Total U.S. Government Agency Obligations
	(Cost $1,772,380,985)		1,798,472,491	119.9

	Total Investments in Securities (Cost $1,798,623,053)		$1,824,972,415	121.6
	Liabilities in Excess of Other Assets		(324,651,477)	(21.6)
	Net Assets		$1,500,320,938	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $1,800,127,070.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$27,540,787
Gross Unrealized Depreciation	(2,695,442)

Net Unrealized Appreciation	$24,845,345

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$25,972,064	$–	$25,972,064
U.S. Treasury Obligations	–	527,860	–	527,860
U.S. Government Agency Obligations	–	1,798,472,491	–	1,798,472,491
Total Investments, at fair value	$–	$1,824,972,415	$–	$1,824,972,415
Liabilities Table
Other Financial Instruments+
Futures	$(5,030,889)	$–	$–	$(5,030,889)
Total Liabilities	$(5,030,889)	$–	$–	$(5,030,889)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following futures contracts were outstanding for Voya GNMA Income Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(1,021)	09/21/16	$(135,777,052)	$(1,630,148)
U.S. Treasury 5-Year Note	(709)	09/30/16	(86,614,319)	(1,605,892)
U.S. Treasury Long Bond	(271)	09/21/16	(46,705,156)	(1,794,849)
			$(269,096,527)	$(5,030,889)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya GNMA Income Fund as of June 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$5,030,889
Total Liability Derivatives		$5,030,889

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.2%
		Basic Materials: 6.3%
650,000		Aleris International, Inc., 7.875%, 11/01/20	$578,500	0.1
1,400,000	#	Anglo American Capital PLC, 4.875%, 05/14/25	1,344,000	0.2
1,240,000		ArcelorMittal, 6.125%, 06/01/25	1,240,000	0.2
1,500,000		ArcelorMittal, 6.500%, 03/01/21	1,548,750	0.2
1,635,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	1,590,037	0.2
485,000	#	BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC, 6.500%, 05/15/21	503,381	0.1
1,470,000	#	Cascades, Inc., 5.500%, 07/15/22	1,435,088	0.2
920,000	#	Constellium NV, 5.750%, 05/15/24	729,100	0.1
500,000	#	Constellium NV, 7.875%, 04/01/21	517,500	0.1
2,000,000		Eagle Spinco, Inc., 4.625%, 02/15/21	2,055,000	0.3
1,105,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	801,125	0.1
2,200,000		Freeport-McMoRan, Inc., 4.550%, 11/14/24	1,936,000	0.3
1,650,000		Freeport-McMoRan, Inc., 5.400%, 11/14/34	1,320,000	0.2
2,400,000		Freeport-McMoRan, Inc., 5.450%, 03/15/43	1,938,000	0.3
1,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	872,500	0.1
1,450,000		Hexion US Finance Corp., 6.625%, 04/15/20	1,219,885	0.2
1,550,000		Huntsman International LLC, 4.875%, 11/15/20	1,565,500	0.2
1,080,000		Huntsman International LLC, 5.125%, 11/15/22	1,074,600	0.1
485,000	#	Kaiser Aluminum Corp., 5.875%, 05/15/24	499,550	0.1
2,100,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/23	2,247,000	0.3
1,500,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	1,200,000	0.2
2,000,000	±	Momentive Performance Materials, Inc., 8.875%, 10/15/20	–	–
1,500,000		PolyOne Corp., 5.250%, 03/15/23	1,518,750	0.2
485,000	#	PQ Corp., 6.750%, 11/15/22	505,613	0.1
2,320,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	1,995,200	0.3
1,860,000	#	SPCM SA, 6.000%, 01/15/22	1,887,900	0.3
925,000		Steel Dynamics, Inc., 5.125%, 10/01/21	949,281	0.1
1,425,000		Steel Dynamics, Inc., 5.500%, 10/01/24	1,460,625	0.2
2,000,000		Teck Resources Ltd., 4.500%, 01/15/21	1,750,000	0.2
1,950,000		Teck Resources Ltd., 5.200%, 03/01/42	1,287,000	0.2
1,000,000		Tronox Finance LLC, 6.375%, 08/15/20	747,500	0.1
1,500,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	1,305,000	0.2
1,940,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,049,125	0.3
1,605,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	1,653,150	0.2
555,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	570,956	0.1
			43,895,616	6.3

		Communications: 19.4%
600,000	#	Altice Financing SA, 6.500%, 01/15/22	608,250	0.1
905,000	#	Altice Financing SA, 6.625%, 02/15/23	891,986	0.1
1,000,000	#	Altice Finco SA, 8.125%, 01/15/24	972,500	0.1
2,470,000	#	Altice SA, 7.625%, 02/15/25	2,420,600	0.4
2,170,000	#	Altice SA, 7.750%, 05/15/22	2,199,837	0.3
1,860,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,641,450	0.2
1,115,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	1,128,937	0.2
1,750,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	1,814,319	0.3
1,120,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	1,139,600	0.2
2,895,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	2,989,087	0.4
1,500,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/24	1,567,500	0.2
2,050,000		CenturyLink, Inc., 5.625%, 04/01/20	2,129,437	0.3
2,495,000		CenturyLink, Inc., 5.800%, 03/15/22	2,431,852	0.4
675,000		CenturyLink, Inc., 7.500%, 04/01/24	683,437	0.1
955,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	914,412	0.1
617,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	646,560	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,750,000		Clear Channel Communications, Inc., 7.210%, 01/30/19	$2,021,250	0.3
270,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	261,225	0.0
730,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	733,650	0.1
105,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	96,338	0.0
2,030,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,941,695	0.3
650,000	#,&	CommScope Holding Co., Inc., 6.625%, 06/01/20	672,591	0.1
1,740,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,792,200	0.3
2,585,000		CSC Holdings LLC, 5.250%, 06/01/24	2,352,350	0.3
750,000		DISH DBS Corp., 5.125%, 05/01/20	766,875	0.1
1,070,000		DISH DBS Corp., 5.000%, 03/15/23	976,375	0.1
1,200,000		DISH DBS Corp., 5.875%, 11/15/24	1,125,000	0.2
1,800,000		DISH DBS Corp., 5.875%, 07/15/22	1,755,000	0.3
1,070,000		DISH DBS Corp., 6.750%, 06/01/21	1,111,463	0.2
1,560,000	#	DISH DBS Corp., 7.750%, 07/01/26	1,614,600	0.2
1,000,000		Frontier Communications Corp., 7.625%, 04/15/24	890,000	0.1
200,000		Frontier Communications Corp., 8.250%, 04/15/17	207,750	0.0
560,000		Frontier Communications Corp., 8.875%, 09/15/20	599,900	0.1
1,705,000		Frontier Communications Corp., 10.500%, 09/15/22	1,810,497	0.3
1,900,000		Frontier Communications Corp., 11.000%, 09/15/25	1,980,750	0.3
860,000		GCI, Inc., 6.750%, 06/01/21	875,050	0.1
1,725,000		GCI, Inc., 6.875%, 04/15/25	1,754,118	0.3
1,950,000		Gray Television, Inc., 7.500%, 10/01/20	2,042,625	0.3
500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	318,750	0.0
500,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	358,750	0.1
940,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	653,300	0.1
1,000,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	252,500	0.0
80,000	#	Lamar Media Corp., 5.750%, 02/01/26	83,450	0.0
2,000,000		Lamar Media Corp., 5.875%, 02/01/22	2,090,000	0.3
2,295,000		Level 3 Financing, Inc., 5.125%, 05/01/23	2,283,525	0.3
1,500,000	#	Level 3 Financing, Inc., 5.250%, 03/15/26	1,473,750	0.2
1,800,000		Level 3 Financing, Inc., 5.375%, 01/15/24	1,815,750	0.3
780,000		LIN Television Corp., 5.875%, 11/15/22	787,800	0.1
1,607,000		LIN Television Corp., 6.375%, 01/15/21	1,683,333	0.2
520,000	#	Match Group, Inc., 6.375%, 06/01/24	543,400	0.1
1,598,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	1,677,900	0.2
1,750,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	1,811,250	0.3
1,000,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.875%, 08/15/23	1,030,000	0.2
875,000	#	Neptune Finco Corp., 6.625%, 10/15/25	923,125	0.1
2,530,000	#	Neptune Finco Corp., 10.875%, 10/15/25	2,903,175	0.4
1,500,000		Netflix, Inc., 5.750%, 03/01/24	1,571,250	0.2
1,300,000		Netflix, Inc., 5.875%, 02/15/25	1,369,875	0.2
1,500,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,573,125	0.2
1,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,278,125	0.2
575,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	588,656	0.1
2,925,000	#	Numericable Group SA, 6.250%, 05/15/24	2,808,000	0.4
1,750,000	#	Numericable-SFR SA, 6.000%, 05/15/22	1,708,438	0.2
1,800,000	#	Numericable-SFR SA, 7.375%, 05/01/26	1,782,000	0.3
2,230,000	#	Plantronics, Inc., 5.500%, 05/31/23	2,207,700	0.3
665,000	#	Sable International Finance Ltd., 6.875%, 08/01/22	671,198	0.1
2,150,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	2,236,000	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
500,000		Sinclair Television Group, Inc., 6.375%, 11/01/21	$527,500	0.1
500,000	#	Sirius XM Radio, Inc., 5.375%, 07/15/26	493,750	0.1
2,060,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	2,144,975	0.3
1,660,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,720,175	0.2
1,400,000		Sprint Capital Corp., 6.875%, 11/15/28	1,106,000	0.2
3,845,000		Sprint Corp., 7.125%, 06/15/24	3,061,581	0.4
2,000,000		Sprint Corp., 7.250%, 09/15/21	1,715,000	0.2
3,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	2,375,700	0.3
665,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	710,719	0.1
1,420,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	1,450,175	0.2
850,000	#	TEGNA, Inc., 5.500%, 09/15/24	878,688	0.1
1,750,000		TEGNA, Inc., 6.375%, 10/15/23	1,865,938	0.3
400,000		T-Mobile USA, Inc., 5.250%, 09/01/18	408,500	0.1
1,250,000		T-Mobile USA, Inc., 6.125%, 01/15/22	1,315,625	0.2
780,000		T-Mobile USA, Inc., 6.250%, 04/01/21	816,559	0.1
1,000,000		T-Mobile USA, Inc., 6.000%, 03/01/23	1,038,750	0.2
1,300,000		T-Mobile USA, Inc., 6.500%, 01/15/26	1,376,375	0.2
630,000		T-Mobile USA, Inc., 6.625%, 11/15/20	652,050	0.1
1,000,000		T-Mobile USA, Inc., 6.633%, 04/28/21	1,048,750	0.2
800,000		T-Mobile USA, Inc., 6.731%, 04/28/22	844,240	0.1
1,250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	1,325,000	0.2
2,500,000		Tribune Media Co., 5.875%, 07/15/22	2,500,000	0.4
250,000	#	Univision Communications, Inc., 5.125%, 02/15/25	248,125	0.0
3,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	2,992,500	0.4
1,000,000	#	Univision Communications, Inc., 6.750%, 09/15/22	1,060,000	0.2
2,360,000	#	West Corp., 5.375%, 07/15/22	2,203,650	0.3
1,200,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,182,000	0.2
1,310,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,260,875	0.2
2,045,000		Windstream Corp., 7.500%, 04/01/23	1,835,388	0.3
1,500,000		Windstream Corp., 7.750%, 10/15/20	1,477,500	0.2
500,000		Zayo Group LLC / Zayo Capital, Inc., 6.375%, 05/15/25	511,875	0.1
2,140,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,193,500	0.3
			134,386,654	19.4

		Conglomerates: 0.2%
1,492,424		ServiceMaster Company, 3.250%, 07/01/21	1,494,514	0.2

		Consumer, Cyclical: 15.0%
1,500,000		AMC Entertainment, Inc., 5.750%, 06/15/25	1,500,000	0.2
500,000		AMC Entertainment, Inc., 5.875%, 02/15/22	505,000	0.1
2,050,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,809,125	0.3
562,000		ARAMARK Corp., 5.750%, 03/15/20	579,211	0.1
2,345,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	2,374,312	0.3
2,070,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	1,873,350	0.3
1,500,000	#	BMC Stock Holdings, Inc., 9.000%, 09/15/18	1,562,637	0.2
245,000	#	Boyd Gaming Corp., 6.375%, 04/01/26	257,250	0.0
2,320,000		Boyd Gaming Corp., 6.875%, 05/15/23	2,482,400	0.4
2,670,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,690,025	0.4
2,425,000		Caleres, Inc., 6.250%, 08/15/23	2,473,500	0.4
1,535,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,590,909	0.2
1,300,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,358,500	0.2
1,080,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	820,800	0.1
2,115,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,189,025	0.3
1,315,000		Century Communities, Inc., 6.875%, 05/15/22	1,268,975	0.2
1,960,000		Dana Holding Corp., 5.500%, 12/15/24	1,871,800	0.3
2,585,000	#	Dollar Tree, Inc., 5.750%, 03/01/23	2,759,487	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,095,000	#	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24	$2,157,850	0.3
415,000	#	Family Tree Escrow LLC, 5.250%, 03/01/20	429,525	0.1
820,000		Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	817,950	0.1
520,000		GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/21	536,900	0.1
1,040,000		GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/26	1,079,000	0.2
1,970,000		Goodyear Tire & Rubber Co, 5.125%, 11/15/23	2,043,875	0.3
825,000	#	Guitar Center, Inc., 6.500%, 04/15/19	713,625	0.1
900,000	#	Guitar Center, Inc., 9.625%, 04/15/20	632,250	0.1
600,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	624,000	0.1
1,400,000	#	HD Supply, Inc., 5.250%, 12/15/21	1,473,066	0.2
375,000	#	HD Supply, Inc., 5.750%, 04/15/24	390,938	0.1
2,690,000	#	Hot Topic, Inc., 9.250%, 06/15/21	2,737,075	0.4
860,000	#	International Game Technology PLC, 5.625%, 02/15/20	910,525	0.1
900,000	#	International Game Technology PLC, 6.250%, 02/15/22	926,811	0.1
865,000	#	International Game Technology PLC, 6.500%, 02/15/25	875,813	0.1
520,000	#	JC Penney Corp., Inc., 5.875%, 07/01/23	525,200	0.1
1,285,000		JC Penney Corp., Inc., 8.125%, 10/01/19	1,338,006	0.2
1,040,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	1,068,600	0.2
1,040,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	1,068,600	0.2
2,145,000		L Brands, Inc., 6.750%, 07/01/36	2,154,374	0.3
1,900,000		LKQ Corp., 4.750%, 05/15/23	1,876,250	0.3
1,700,000		M/I Homes, Inc., 6.750%, 01/15/21	1,700,000	0.2
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,989,050	0.3
1,000,000		Meritage Homes Corp., 7.150%, 04/15/20	1,077,500	0.2
1,466,000		Meritage Homes Corp., 7.000%, 04/01/22	1,590,610	0.2
1,000,000		MGM Resorts International, 5.250%, 03/31/20	1,052,500	0.1
2,000,000		MGM Resorts International, 6.000%, 03/15/23	2,115,000	0.3
1,500,000		MGM Resorts International, 7.750%, 03/15/22	1,700,625	0.2
500,000		MGM Resorts International, 8.625%, 02/01/19	564,000	0.1
1,100,000	#	MGP Escrow Issuer LLC / MGP Escrow Co-Issuer, Inc., 5.625%, 05/01/24	1,166,000	0.2
1,678,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	1,753,510	0.3
750,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	761,250	0.1
250,000	#	Neiman Marcus Group LLC., 8.000%, 10/15/21	205,000	0.0
1,750,000	#,&	Neiman Marcus Group LLC., 8.750%, 10/15/21	1,338,750	0.2
1,545,000		Oshkosh Corp., 5.375%, 03/01/22	1,599,075	0.2
960,000		Penske Automotive Group, Inc., 5.500%, 05/15/26	914,400	0.1
800,000		PulteGroup, Inc., 5.500%, 03/01/26	824,000	0.1
2,085,000	#	Rite Aid Corp., 6.125%, 04/01/23	2,238,560	0.3
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	278,400	0.0
2,435,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,514,138	0.4
600,000		Ryland Group, Inc., 5.375%, 10/01/22	613,500	0.1
750,000		Ryland Group, Inc., 6.625%, 05/01/20	826,875	0.1
2,000,000	#	Schaeffler Finance BV, 4.250%, 05/15/21	2,037,500	0.3
47,637	#,&	Schaeffler Holding Finance BV, 6.750%, 11/15/22	52,639	0.0
150,864	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	154,258	0.0
790,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	797,900	0.1
1,685,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,377,488	0.2
1,750,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	1,741,250	0.2
420,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	420,000	0.1
2,000,000		Sonic Automotive, Inc., 5.000%, 05/15/23	1,970,000	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,096,000		Springs Industries, Inc., 6.250%, 06/01/21	$2,127,440	0.3
1,100,000		CalAtlantic Group, Inc., 8.375%, 01/15/21	1,273,250	0.2
1,425,000		Toll Brothers Finance Corp., 4.875%, 11/15/25	1,414,313	0.2
1,450,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,283,250	0.2
800,000		United Continental Holdings, Inc., 6.375%, 06/01/18	838,000	0.1
1,500,000		US Airways Group, Inc., 6.125%, 06/01/18	1,548,750	0.2
1,830,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	1,569,225	0.2
745,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	764,556	0.1
1,960,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	1,984,500	0.3
1,125,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	1,168,594	0.2
			103,692,195	15.0

		Consumer, Non-cyclical: 18.3%
1,160,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	1,131,000	0.2
1,000,000		Acadia Healthcare Co., Inc., 5.625%, 02/15/23	985,000	0.1
110,000	#	Acadia Healthcare Co., Inc., 6.500%, 03/01/24	111,925	0.0
2,615,000	#	Albertsons Cos LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 06/15/24	2,706,525	0.4
830,000	#	Alere, Inc., 6.375%, 07/01/23	869,425	0.1
1,210,000		Amsurg Corp., 5.625%, 11/30/20	1,255,375	0.2
1,805,000		Amsurg Corp., 5.625%, 07/15/22	1,861,406	0.3
2,500,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	2,614,050	0.4
1,320,000	#,&	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	877,800	0.1
1,335,000	#	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,168,125	0.2
1,250,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	1,206,250	0.2
1,836,000	#	Bumble Bee Holdings, Inc., 9.000%, 12/15/17	1,863,540	0.3
1,930,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	1,838,325	0.3
1,875,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,879,687	0.3
1,745,000	#	CEB, Inc., 5.625%, 06/15/23	1,703,556	0.2
1,775,000	#	Centene Corp., 5.625%, 02/15/21	1,854,875	0.3
1,180,000	#	Centene Corp., 6.125%, 02/15/24	1,257,437	0.2
2,085,000		Central Garden & Pet Co., 6.125%, 11/15/23	2,178,825	0.3
121,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	123,269	0.0
1,000,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	880,000	0.1
190,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	177,097	0.0
250,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	245,312	0.0
1,250,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,254,687	0.2
1,710,000		Cott Beverages, Inc., 6.750%, 01/01/20	1,789,087	0.3
1,340,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	1,357,386	0.2
1,345,000		DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	1,336,594	0.2
2,165,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,207,867	0.3
3,620,000		HCA Holdings, Inc., 6.250%, 02/15/21	3,891,500	0.6
2,080,000		HCA, Inc., 5.250%, 04/15/25	2,178,800	0.3
4,315,000		HCA, Inc., 5.375%, 02/01/25	4,433,662	0.6
1,800,000		HCA, Inc., 7.500%, 02/15/22	2,051,100	0.3
2,380,000		HealthSouth Corp., 5.750%, 11/01/24	2,401,420	0.3
520,000	#	Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp., 7.500%, 06/01/22	512,200	0.1
520,000	#	Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp., 7.750%, 06/01/24	508,300	0.1
1,500,000		Hertz Corp., 6.750%, 04/15/19	1,531,615	0.2
1,000,000		Hertz Corp., 7.375%, 01/15/21	1,037,500	0.1
2,305,000	#	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	2,368,387	0.3
2,095,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,147,375	0.3
830,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	784,350	0.1
1,250,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	1,217,187	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,150,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	$1,196,000	0.2
2,000,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	1,982,500	0.3
1,239,234		Kindred Healthcare, Inc., 4.250%, 04/09/21	1,208,253	0.2
610,000	#	LifePoint Health, Inc., 5.375%, 05/01/24	613,050	0.1
1,960,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,023,700	0.3
2,080,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	1,996,800	0.3
1,815,000	#	Molina Healthcare, Inc., 5.375%, 11/15/22	1,819,538	0.3
3,145,000	#	MPH Acquisition Holdings LLC, 7.125%, 06/01/24	3,310,112	0.5
1,500,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,575,000	0.2
785,000	#	NBTY, Inc., 7.625%, 05/15/21	787,944	0.1
1,965,000	#	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/24	2,065,706	0.3
1,400,000	#	Post Holdings, Inc., 7.750%, 03/15/24	1,541,750	0.2
1,150,000	#	Post Holdings, Inc., 8.000%, 07/15/25	1,280,813	0.2
475,000	#	Prestige Brands, Inc., 6.375%, 03/01/24	495,188	0.1
1,635,000		Quad/Graphics, Inc., 7.000%, 05/01/22	1,451,063	0.2
1,800,000	#	Quorum Health Corp., 11.625%, 04/15/23	1,827,000	0.3
585,000		RR Donnelley & Sons Co., 6.000%, 04/01/24	523,212	0.1
500,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	467,500	0.1
500,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	492,500	0.1
750,000		RR Donnelley & Sons Co., 7.875%, 03/15/21	780,000	0.1
2,000,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	2,005,000	0.3
420,000		ServiceMaster Co., 7.450%, 08/15/27	433,650	0.1
1,050,000	#	Shearer's Foods, LLC / Chip Fin Corp., 9.000%, 11/01/19	1,113,000	0.2
1,355,000		Spectrum Brands, Inc., 5.750%, 07/15/25	1,417,669	0.2
1,100,000		Spectrum Brands, Inc., 6.375%, 11/15/20	1,150,875	0.2
2,040,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,070,600	0.3
440,000	#	Team Health, Inc., 7.250%, 12/15/23	471,953	0.1
1,580,000		Teleflex, Inc., 5.250%, 06/15/24	1,603,700	0.2
1,000,000		Tenet Healthcare Corp., 6.000%, 10/01/20	1,060,000	0.1
595,000		Tenet Healthcare Corp., 6.250%, 11/01/18	630,700	0.1
1,975,000		Tenet Healthcare Corp., 6.750%, 02/01/20	1,955,250	0.3
1,910,000		Tenet Healthcare Corp., 6.750%, 06/15/23	1,835,988	0.3
1,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	1,029,800	0.1
779,000	#	The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21	807,239	0.1
1,000,000		United Rentals North America, Inc., 5.750%, 11/15/24	1,012,500	0.1
1,500,000		United Rentals North America, Inc., 6.125%, 06/15/23	1,569,375	0.2
101,000		United Rentals North America, Inc., 7.375%, 05/15/20	105,040	0.0
785,000		United Rentals North America, Inc., 7.625%, 04/15/22	841,913	0.1
1,575,000	#	US Foods, Inc., 5.875%, 06/15/24	1,618,313	0.2
2,750,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	2,222,344	0.3
2,000,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	1,773,750	0.2
1,500,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/18	1,450,680	0.2
1,025,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	878,938	0.1
2,575,000	#	Vizient, Inc., 10.375%, 03/01/24	2,768,125	0.4
990,000	#	VPI Escrow Corp., 6.375%, 10/15/20	856,350	0.1
1,620,000	#	VRX Escrow Corp., 5.375%, 03/15/20	1,392,188	0.2
995,000	#	VRX Escrow Corp., 5.875%, 05/15/23	808,438	0.1
920,000	#	VRX Escrow Corp., 6.125%, 04/15/25	740,600	0.1
1,740,000		WhiteWave Foods Co., 5.375%, 10/01/22	1,870,500	0.3
			126,729,928	18.3

		Diversified: 0.9%
3,095,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	3,191,719	0.5

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Diversified: (continued)
715,000	#,&	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	$686,400	0.1
2,000,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	2,105,000	0.3
			5,983,119	0.9

		Energy: 9.1%
1,055,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	894,112	0.1
1,500,000		Antero Resources Corp., 5.125%, 12/01/22	1,447,500	0.2
2,435,000	#	California Resources Corp., 8.000%, 12/15/22	1,731,894	0.3
1,250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	890,625	0.1
1,290,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	928,800	0.1
820,000		Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	793,350	0.1
2,000,000		Cenovus Energy, Inc., 3.800%, 09/15/23	1,860,992	0.3
500,000	#	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24	514,065	0.1
1,200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	849,000	0.1
2,100,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,837,500	0.3
1,400,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	1,312,500	0.2
1,500,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	1,469,445	0.2
1,500,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.125%, 03/01/22	1,385,070	0.2
1,000,000	#	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/23	925,000	0.1
1,200,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,278,000	0.2
1,750,000		Ensco PLC, 5.200%, 03/15/25	1,218,437	0.2
800,000		Ensco PLC, 5.750%, 10/01/44	481,000	0.1
820,000	#	Halcon Resources Corp., 8.625%, 02/01/20	777,458	0.1
1,750,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	1,640,450	0.2
500,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	212,500	0.0
500,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 8.000%, 12/01/20	213,750	0.0
1,135,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	431,300	0.1
1,000,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	542,500	0.1
1,050,000		Memorial Resource Development Corp., 5.875%, 07/01/22	1,050,000	0.2
1,910,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	1,986,400	0.3
1,000,000		Newfield Exploration Co., 5.625%, 07/01/24	1,005,000	0.1
825,000		Northern Oil And Gas, Inc., 8.000%, 06/01/20	594,000	0.1
2,000,000		Oasis Petroleum, Inc., 6.875%, 03/15/22	1,860,000	0.3
2,285,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	2,250,725	0.3
1,655,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,618,752	0.2
360,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22	369,917	0.1
1,950,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	1,964,625	0.3
360,000		Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	318,600	0.0
260,000	#	Sabine Pass Liquefaction LLC, 5.875%, 06/30/26	260,000	0.0
1,250,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	1,250,000	0.2
2,190,000		Sanchez Energy Corp., 6.125%, 01/15/23	1,702,725	0.2
400,000		Sanchez Energy Corp., 7.750%, 06/15/21	341,000	0.1
1,995,000		SemGroup Corp., 7.500%, 06/15/21	1,935,150	0.3
1,000,000		SM Energy Co., 5.000%, 01/15/24	860,000	0.1
625,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	540,625	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,000,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.500%, 07/01/21	$965,000	0.1
405,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	342,225	0.1
500,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	422,500	0.1
520,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	439,400	0.1
102,000		SunCoke Energy, Inc., 7.625%, 08/01/19	96,390	0.0
2,225,000	#	Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	2,219,438	0.3
3,750,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	3,562,500	0.5
545,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.750%, 03/15/24	561,350	0.1
2,000,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,080,000	0.3
950,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 05/01/24	999,875	0.1
1,300,000		Weatherford International LLC, 6.800%, 06/15/37	965,653	0.1
1,250,000		Weatherford International Ltd., 4.500%, 04/15/22	1,078,125	0.2
2,750,000		Whiting Petroleum Corp., 5.750%, 03/15/21	2,499,063	0.4
3,240,000		WPX Energy, Inc., 6.000%, 01/15/22	3,029,400	0.4
			62,803,686	9.1

		Financial: 6.9%
2,935,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.500%, 05/15/21	3,014,245	0.4
210,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.625%, 10/30/20	218,505	0.0
2,300,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	2,213,750	0.3
2,000,000		Ally Financial, Inc., 3.500%, 01/27/19	1,992,500	0.3
1,950,000		Ally Financial, Inc., 3.500%, 07/18/16	1,952,437	0.3
2,000,000		Ally Financial, Inc., 4.125%, 03/30/20	2,010,000	0.3
2,600,000		Ally Financial, Inc., 5.750%, 11/20/25	2,616,250	0.4
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,676,250	0.2
735,000		Ally Financial, Inc., 8.000%, 03/15/20	828,712	0.1
1,480,000		CBRE Services, Inc., 5.250%, 03/15/25	1,554,046	0.2
520,000		CIT Group, Inc., 4.250%, 08/15/17	530,920	0.1
1,500,000		CIT Group, Inc., 5.250%, 03/15/18	1,549,170	0.2
250,000		CIT Group, Inc., 5.375%, 05/15/20	261,250	0.0
250,000		CIT Group, Inc., 5.000%, 05/15/17	254,375	0.0
1,060,000		CIT Group, Inc., 5.000%, 08/15/22	1,081,200	0.2
290,000	#	CIT Group, Inc., 6.625%, 04/01/18	307,400	0.0
1,150,000	#	CNG Holdings, Inc./OH, 9.375%, 05/15/20	569,250	0.1
1,725,000		Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.250%, 10/15/23	1,755,187	0.3
1,000,000		Equinix, Inc., 4.875%, 04/01/20	1,042,500	0.2
965,000		Equinix, Inc., 5.375%, 04/01/23	1,001,188	0.1
1,300,000		Equinix, Inc., 5.750%, 01/01/25	1,352,000	0.2
2,850,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	2,789,437	0.4
500,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	492,500	0.1
1,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	990,000	0.1
1,115,000		International Lease Finance Corp., 5.875%, 08/15/22	1,211,169	0.2
1,510,000		International Lease Finance Corp., 6.250%, 05/15/19	1,630,574	0.2
470,000		International Lease Finance Corp., 8.250%, 12/15/20	557,453	0.1
1,000,000	#	Iron Mountain US Holdings, Inc., 5.375%, 06/01/26	973,750	0.1
1,400,000		Iron Mountain, Inc., 5.750%, 08/15/24	1,421,000	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
435,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	$460,013	0.1
335,000		iStar Financial, Inc., 4.000%, 11/01/17	330,813	0.0
670,000		iStar Financial, Inc., 5.000%, 07/01/19	628,125	0.1
1,000,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	1,030,000	0.2
1,000,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 03/01/24	1,070,000	0.2
1,965,000		Navient Corp., 5.875%, 10/25/24	1,689,900	0.2
1,250,000		Navient Corp., 6.125%, 03/25/24	1,103,125	0.2
2,040,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	2,098,650	0.3
400,000		Springleaf Finance Corp., 5.250%, 12/15/19	374,000	0.1
595,000		Springleaf Finance Corp., 6.900%, 12/15/17	618,056	0.1
361,000		Synovus Financial Corp., 5.125%, 06/15/17	369,014	0.1
			47,618,714	6.9

		Industrial: 9.6%
2,309,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	2,355,180	0.3
370,000		AECOM, 5.750%, 10/15/22	379,250	0.1
2,120,000		AECOM, 5.875%, 10/15/24	2,183,600	0.3
2,250,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,373,750	0.3
125,000		Allegion PLC, 5.875%, 09/15/23	133,125	0.0
1,070,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	1,120,825	0.2
1,165,000		Anixter, Inc., 5.625%, 05/01/19	1,237,812	0.2
2,263,215	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	2,297,163	0.3
1,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.750%, 01/31/21	1,015,000	0.1
1,425,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	1,461,516	0.2
88,235	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	86,912	0.0
1,580,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,611,600	0.2
1,980,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	1,717,650	0.3
2,500,000	#	Builders FirstSource, Inc., 10.750%, 08/15/23	2,731,250	0.4
2,765,000	#	Building Materials Corp. of America, 6.000%, 10/15/25	2,903,250	0.4
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,496,250	0.2
1,247,848		FMG Resources August 2006 Pty Ltd, 2.750%, 06/28/19	1,197,154	0.2
1,250,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	1,140,625	0.2
1,720,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	1,513,600	0.2
500,000		Headwaters, Inc., 7.250%, 01/15/19	512,500	0.1
1,940,000	#	James Hardie International Finance Ltd, 5.875%, 02/15/23	1,993,350	0.3
1,110,000		Kemet Corp., 10.500%, 05/01/18	1,060,050	0.2
1,265,000	#	Masonite International Corp., 5.625%, 03/15/23	1,318,762	0.2
500,000	#	Milacron LLC / Mcron Finance Corp., 7.750%, 02/15/21	517,500	0.1
2,325,000	#	Multi-Color Corp., 6.125%, 12/01/22	2,388,937	0.3
1,600,000		Nortek, Inc., 8.500%, 04/15/21	1,660,400	0.2
1,630,000		Orbital ATK, Inc., 5.500%, 10/01/23	1,707,425	0.3
725,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	762,914	0.1
1,975,000	#	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,067,578	0.3
2,120,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	1,961,000	0.3
2,000,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,050,000	0.3
1,030,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	1,044,162	0.2
135,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	139,236	0.0
156,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	161,265	0.0
1,625,000	#	Sanmina Corp., 4.375%, 06/01/19	1,665,625	0.2
1,030,000		SBA Communications Corp., 4.875%, 07/15/22	1,026,138	0.2
500,000	#	Sealed Air Corp., 4.875%, 12/01/22	516,250	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,000,000	#	Sealed Air Corp., 5.125%, 12/01/24	$1,031,250	0.2
500,000	#	Sealed Air Corp., 5.500%, 09/15/25	521,875	0.1
1,485,000	#	Shape Technologies Group, Inc., 7.625%, 02/01/20	1,481,288	0.2
440,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	435,873	0.1
2,500,000	#	Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/22	2,659,375	0.4
1,200,000	#	TransDigm, Inc., 6.375%, 06/15/26	1,198,500	0.2
820,000		TransDigm, Inc., 6.500%, 05/15/25	825,125	0.1
1,000,000		TransDigm, Inc., 6.500%, 07/15/24	1,010,000	0.1
1,000,000		TransDigm, Inc., 6.000%, 07/15/22	1,010,180	0.1
1,560,000	#	WESCO Distribution, Inc., 5.375%, 06/15/24	1,563,900	0.2
1,500,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	1,387,500	0.2
342,062	#,&	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	186,424	0.0
1,620,000	#	Zekelman Industries, Inc., 9.875%, 06/15/23	1,648,350	0.2
			66,468,244	9.6

		Retailers (Except Food & Drug): 0.4%
2,487,361		Party City Holdings Inc. 2015 Term Loan B, 3.250%, 08/19/22	2,471,815	0.4

		Technology: 5.4%
1,000,000	#	ACI Worldwide, Inc., 6.375%, 08/15/20	1,026,250	0.1
2,045,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	2,234,162	0.3
1,555,000		Aspect Software, Inc., 10.625%, 05/15/17	5,831	0.0
2,550,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,925,250	0.3
1,400,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,190,000	0.2
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,556,250	0.2
800,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	839,000	0.1
1,200,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	1,246,068	0.2
1,200,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	1,247,287	0.2
540,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 06/15/21	553,921	0.1
540,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/15/24	564,841	0.1
500,000	#	Emdeon, Inc., 6.000%, 02/15/21	532,500	0.1
1,795,000		Emdeon, Inc., 11.000%, 12/31/19	1,909,880	0.3
1,895,000	#	Entegris, Inc., 6.000%, 04/01/22	1,947,113	0.3
1,000,000	#	First Data Corp., 5.750%, 01/15/24	995,000	0.1
4,000,000	#	First Data Corp., 7.000%, 12/01/23	4,075,000	0.6
500,000	#	First Data Corp., 5.000%, 01/15/24	503,125	0.1
1,265,000	#	First Data Corp., 5.375%, 08/15/23	1,289,364	0.2
750,000	#	IMS Health, Inc., 6.000%, 11/01/20	765,000	0.1
1,890,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	1,691,550	0.2
1,000,000	#	Infor US, Inc., 5.750%, 08/15/20	1,052,500	0.1
1,975,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	1,984,875	0.3
590,000	#	MSCI, Inc., 5.250%, 11/15/24	606,225	0.1
1,125,000	#	MSCI, Inc., 5.750%, 08/15/25	1,172,813	0.2
750,000		NCR Corp., 5.000%, 07/15/22	738,750	0.1
1,800,000		NCR Corp., 6.375%, 12/15/23	1,845,000	0.3
1,720,000	#	Open Text Corp., 5.625%, 01/15/23	1,750,100	0.2
800,000	#	Open Text Corp., 5.875%, 06/01/26	806,000	0.1
440,000	#	Qorvo, Inc., 6.750%, 12/01/23	458,700	0.1
440,000	#	Qorvo, Inc., 7.000%, 12/01/25	466,400	0.1
345,000	#	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26	358,800	0.0
			37,337,555	5.4

		Utilities: 1.7%
710,000		AES Corp., 7.375%, 07/01/21	804,075	0.1
1,225,000		Calpine Corp., 5.375%, 01/15/23	1,200,500	0.2
1,725,000		Calpine Corp., 5.750%, 01/15/25	1,684,031	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
750,000	#	Calpine Corp., 6.000%, 01/15/22	$789,375	0.1
234,000		DPL, Inc., 6.500%, 10/15/16	234,146	0.0
1,000,000		DPL, Inc., 7.250%, 10/15/21	965,000	0.1
1,500,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	1,455,000	0.2
2,000,000		NRG Energy, Inc., 6.250%, 05/01/24	1,913,760	0.3
1,500,000		NRG Energy, Inc., 6.250%, 07/15/22	1,473,750	0.2
475,000	#	NRG Energy, Inc., 7.250%, 05/15/26	475,000	0.1
509,000		NRG Energy, Inc., 7.875%, 05/15/21	529,360	0.1
			11,523,997	1.7

	Total Corporate Bonds/Notes
	(Cost $652,516,202)		644,406,037	93.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: –%
Consumer Discretionary: –%
195	@ American Media, Inc.	–	–

Total Common Stock
	(Cost $7,957)	–	–

Total Long-Term Investments
	(Cost $652,524,159)	644,406,037	93.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.6%
	Commercial Paper: 3.8%
4,000,000	Becton Dickinson & Co., 0.790%, 08/12/16	3,996,288	0.6
3,000,000	Corning Inc., 0.770%, 07/21/16	2,998,687	0.4
1,500,000	Mondelez International, 0.760%, 07/20/16	1,499,377	0.2
3,000,000	Mondelez International, 0.870%, 09/13/16	2,994,656	0.4
4,000,000	Monsanto Company, 0.790%, 08/08/16	3,996,655	0.6
2,500,000	PPG Industries Inc., 0.770%, 07/12/16	2,499,371	0.4
4,000,000	Thomson Reuters Corporation, 0.630%, 07/05/16	3,999,658	0.6
4,000,000	United Technologies Corp., 0.790%, 08/08/16	3,996,655	0.6
		25,981,347	3.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
12,767,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $12,767,000)	12,767,000	1.8

	Total Short-Term Investments
	(Cost $38,747,340)	38,748,347	5.6

	Total Investments in Securities (Cost $691,271,499)	$683,154,384	98.8
	Assets in Excess of Other Liabilities	8,171,331	1.2
	Net Assets	$691,325,715	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
±	Defaulted security

Cost for federal income tax purposes is $691,306,803.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$13,637,334
Gross Unrealized Depreciation	(21,789,753)

Net Unrealized Depreciation	$(8,152,419)

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Total Common Stock	–	–	–	–
Corporate Bonds/Notes	–	644,406,037	–	644,406,037
Short-Term Investments	12,767,000	25,981,347	–	38,748,347
Total Investments, at fair value	$12,767,000	$670,387,384	$–	$683,154,384

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.2%
		Basic Materials: 0.6%
510,000		Albemarle Corp., 3.000%, 12/01/19	$517,305	0.0
2,000,000		ArcelorMittal, 6.500%, 03/01/21	2,065,000	0.1
431,000		Barrick Gold Corp., 4.100%, 05/01/23	456,384	0.0
1,200,000	#,L	Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	1,259,996	0.0
2,020,000		Eastman Chemical Co., 2.700%, 01/15/20	2,079,370	0.1
1,861,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	1,907,346	0.1
1,960,000	#	Georgia-Pacific LLC, 3.163%, 11/15/21	2,065,113	0.1
1,334,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	1,431,818	0.0
2,834,000	#	Glencore Funding LLC, 2.875%, 04/16/20	2,666,307	0.1
1,126,000		Goldcorp, Inc., 3.700%, 03/15/23	1,148,009	0.0
1,770,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,876,200	0.0
2,810,000		PolyOne Corp., 5.250%, 03/15/23	2,845,125	0.1
			20,317,973	0.6

		Communications: 4.0%
3,132,000		21st Century Fox America, Inc., 3.000%, 09/15/22	3,274,970	0.1
2,455,000		Alibaba Group Holding Ltd, 3.600%, 11/28/24	2,513,355	0.1
800,000	#	Altice Financing SA, 6.625%, 02/15/23	788,496	0.0
3,627,000		AT&T, Inc., 2.800%, 02/17/21	3,725,778	0.1
2,636,000		AT&T, Inc., 3.600%, 02/17/23	2,763,242	0.1
4,854,000		AT&T, Inc., 3.800%, 03/15/22	5,177,514	0.2
5,413,000		AT&T, Inc., 4.125%, 02/17/26	5,826,223	0.2
5,358,000		AT&T, Inc., 4.800%, 06/15/44	5,541,619	0.2
1,500,000		AT&T, Inc., 5.150%, 03/15/42	1,620,610	0.1
1,043,000		AT&T, Inc., 5.350%, 09/01/40	1,145,609	0.0
1,952,000		CBS Corp., 4.600%, 01/15/45	1,943,583	0.1
1,025,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	1,038,684	0.0
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	1,015,000	0.0
475,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	490,437	0.0
920,000		CenturyLink, Inc., 6.750%, 12/01/23	907,350	0.0
3,537,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	3,861,905	0.1
2,459,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	2,650,974	0.1
5,472,000		Cisco Systems, Inc., 2.450%, 06/15/20	5,701,474	0.2
4,941,000		Comcast Corp., 3.150%, 03/01/26	5,261,646	0.2
2,000,000	L	CSC Holdings LLC, 5.250%, 06/01/24	1,820,000	0.1
1,683,000		Digicel Ltd., 6.000%, 04/15/21	1,460,003	0.0
707,000	#	Digicel Ltd., 6.750%, 03/01/23	604,485	0.0
510,000		DISH DBS Corp., 4.250%, 04/01/18	521,475	0.0
1,500,000		DISH DBS Corp., 5.875%, 07/15/22	1,462,500	0.0
1,542,000		eBay, Inc., 2.875%, 08/01/21	1,594,436	0.1
1,605,000		eBay, Inc., 3.450%, 08/01/24	1,644,085	0.1
3,809,000		eBay, Inc., 4.000%, 07/15/42	3,224,250	0.1
1,380,000	#,L	Millicom International Cellular SA, 4.750%, 05/22/20	1,392,075	0.0
2,000,000	#	Millicom International Cellular SA, 6.625%, 10/15/21	2,060,900	0.1
1,525,000		Netflix, Inc., 5.750%, 03/01/24	1,597,438	0.1
1,000,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	1,023,750	0.0
860,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	878,626	0.0
3,000,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	3,078,750	0.1
2,035,000		TEGNA, Inc., 6.375%, 10/15/23	2,169,819	0.1
625,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	642,019	0.0
2,600,000	#	Telefonica Chile SA, 3.875%, 10/12/22	2,697,877	0.1
1,881,000		Time Warner Cable, Inc., 5.350%, 12/15/43	2,164,521	0.1
2,131,000		Time Warner Cable, Inc., 5.500%, 09/01/41	2,244,395	0.1
2,566,000		Time Warner Cable, Inc., 5.875%, 11/15/40	2,805,195	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,812,000		Time Warner, Inc., 4.050%, 12/15/23	$3,106,276	0.1
2,350,000		Time Warner, Inc., 4.850%, 07/15/45	2,567,034	0.1
1,251,000		Time Warner, Inc., 6.500%, 11/15/36	1,592,179	0.0
1,000,000		T-Mobile USA, Inc., 5.250%, 09/01/18	1,021,250	0.0
1,435,000		T-Mobile USA, Inc., 6.625%, 04/01/23	1,522,348	0.0
1,395,000	#	Univision Communications, Inc., 5.125%, 02/15/25	1,384,538	0.0
2,350,000	#	UPCB Finance IV Ltd., 5.375%, 01/15/25	2,338,250	0.1
2,720,000		Verizon Communications, Inc., 3.000%, 11/01/21	2,855,407	0.1
4,186,000		Verizon Communications, Inc., 3.500%, 11/01/24	4,468,057	0.1
7,358,000		Verizon Communications, Inc., 4.150%, 03/15/24	8,128,743	0.2
1,042,000		Verizon Communications, Inc., 4.862%, 08/21/46	1,142,584	0.0
1,206,000		Verizon Communications, Inc., 5.012%, 08/21/54	1,286,317	0.0
2,897,000		Verizon Communications, Inc., 5.050%, 03/15/34	3,226,563	0.1
4,814,000		Verizon Communications, Inc., 5.150%, 09/15/23	5,617,278	0.2
			130,591,892	4.0

		Consumer, Cyclical: 1.7%
2,460,000		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	2,543,443	0.1
500,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	517,500	0.0
2,074,000		CVS Health Corp., 3.500%, 07/20/22	2,236,315	0.1
3,709,000		CVS Health Corp., 5.125%, 07/20/45	4,616,908	0.1
1,466,000		Ford Motor Co., 4.750%, 01/15/43	1,553,399	0.1
2,091,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	2,140,962	0.1
3,020,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	3,245,621	0.1
1,065,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,271,290	0.0
1,335,000		General Motors Co., 4.875%, 10/02/23	1,421,166	0.0
1,733,000		General Motors Co., 6.600%, 04/01/36	1,993,901	0.1
1,755,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	1,793,922	0.1
3,360,000		General Motors Financial Co., Inc., 3.200%, 07/06/21	3,373,534	0.1
2,640,000		General Motors Financial Co., Inc., 4.200%, 03/01/21	2,764,986	0.1
2,666,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	2,741,522	0.1
1,146,000		Kohl's Corp., 5.550%, 07/17/45	1,071,664	0.0
3,560,000		Lowe's Cos, Inc., 3.700%, 04/15/46	3,673,034	0.1
4,051,000		McDonald's Corp., 4.875%, 12/09/45	4,742,943	0.1
2,292,000		MDC Holdings, Inc., 6.000%, 01/15/43	1,770,570	0.1
1,445,000	#	Nemak SA de CV, 5.500%, 02/28/23	1,506,413	0.0
1,528,000		Newell Rubbermaid, Inc., 2.150%, 10/15/18	1,545,025	0.0
2,400,000		Newell Rubbermaid, Inc., 4.200%, 04/01/26	2,606,100	0.1
335,000		Ryland Group, Inc., 6.625%, 05/01/20	369,337	0.0
863,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	975,190	0.0
2,230,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	2,271,813	0.1
2,840,000		Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	2,891,694	0.1
			55,638,252	1.7

		Consumer, Non-cyclical: 6.1%
2,500,000		AbbVie, Inc., 2.850%, 05/14/23	2,528,170	0.1
1,510,000		AbbVie, Inc., 3.200%, 11/06/22	1,563,771	0.0
3,030,000		AbbVie, Inc., 3.200%, 05/14/26	3,069,938	0.1
3,480,000		AbbVie, Inc., 4.450%, 05/14/46	3,545,859	0.1
2,416,000		Aetna, Inc., 2.800%, 06/15/23	2,473,663	0.1
4,219,000		Aetna, Inc., 4.375%, 06/15/46	4,386,136	0.1
785,000		Amgen, Inc., 3.875%, 11/15/21	857,644	0.0
1,401,000		Amsurg Corp., 5.625%, 07/15/22	1,444,781	0.0
12,564,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	13,474,086	0.4
4,161,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	4,696,575	0.1
827,000		Anthem, Inc., 3.500%, 08/15/24	858,055	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
4,680,000		AstraZeneca PLC, 1.750%, 11/16/18	$4,743,437	0.1
2,773,000		Automatic Data Processing, Inc., 2.250%, 09/15/20	2,883,041	0.1
2,920,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	3,195,581	0.1
2,180,000	#	BAT International Finance PLC, 3.500%, 06/15/22	2,341,037	0.1
2,506,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	2,619,123	0.1
1,983,000		Becton Dickinson & Co., 2.675%, 12/15/19	2,041,255	0.1
1,983,000		Becton Dickinson and Co., 1.800%, 12/15/17	2,000,030	0.1
3,710,000		Biogen, Inc., 4.050%, 09/15/25	4,003,082	0.1
1,882,000		Cardinal Health, Inc., 2.400%, 11/15/19	1,930,311	0.1
3,463,000		Celgene Corp., 2.250%, 05/15/19	3,523,163	0.1
1,240,000		Danaher Corp., 3.350%, 09/15/25	1,369,983	0.0
1,140,000	#	ERAC USA Finance LLC, 2.800%, 11/01/18	1,169,006	0.0
1,680,000		Express Scripts Holding Co., 3.400%, 03/01/27	1,685,583	0.1
2,430,000		Express Scripts Holding Co., 3.000%, 07/15/23	2,437,234	0.1
3,107,000		General Mills, Inc., 2.200%, 10/21/19	3,184,044	0.1
2,210,000		Gilead Sciences, Inc., 3.500%, 02/01/25	2,359,681	0.1
4,690,000		Gilead Sciences, Inc., 3.650%, 03/01/26	5,108,944	0.2
1,005,000		HCA, Inc., 5.250%, 04/15/25	1,052,737	0.0
1,500,000		HCA, Inc., 5.875%, 03/15/22	1,635,000	0.1
2,695,000		HealthSouth Corp., 5.125%, 03/15/23	2,654,575	0.1
3,120,000	#	Kraft Heinz Foods Co., 2.800%, 07/02/20	3,243,221	0.1
2,562,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	2,792,129	0.1
2,380,000	#	Kraft Heinz Foods Co., 4.375%, 06/01/46	2,529,350	0.1
1,153,000		Humana, Inc., 3.150%, 12/01/22	1,185,683	0.0
2,030,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	2,092,636	0.1
2,290,000	#	Imperial Brands Finance PLC, 3.750%, 07/21/22	2,420,125	0.1
1,300,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	1,228,500	0.0
2,640,000		Johnson & Johnson, 2.450%, 03/01/26	2,733,577	0.1
3,781,000		Kroger Co., 2.300%, 01/15/19	3,860,110	0.1
1,983,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	1,997,625	0.1
4,638,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	4,741,622	0.1
3,944,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	4,085,290	0.1
2,289,000		McKesson Corp., 2.284%, 03/15/19	2,341,901	0.1
1,670,000		Mead Johnson Nutrition Co., 3.000%, 11/15/20	1,746,571	0.1
2,493,000		Medtronic, Inc., 3.150%, 03/15/22	2,662,870	0.1
4,121,000		Medtronic, Inc., 3.500%, 03/15/25	4,499,646	0.1
1,155,000		Medtronic, Inc., 3.625%, 03/15/24	1,273,006	0.0
3,094,000		Medtronic, Inc., 4.375%, 03/15/35	3,495,833	0.1
5,080,000		Merck & Co., Inc., 2.350%, 02/10/22	5,237,663	0.2
2,463,000	#	Mylan NV, 3.150%, 06/15/21	2,503,992	0.1
1,690,000	#	Mylan NV, 3.750%, 12/15/20	1,763,895	0.1
2,578,000	#	Mylan NV, 3.950%, 06/15/26	2,613,187	0.1
5,510,000		Novartis Capital Corp., 4.000%, 11/20/45	6,302,476	0.2
3,502,000		PepsiCo, Inc., 4.450%, 04/14/46	4,100,429	0.1
1,873,000		Pfizer, Inc., 2.750%, 06/03/26	1,935,026	0.1
3,414,000		Pfizer, Inc., 4.400%, 05/15/44	3,887,201	0.1
4,212,000		Philip Morris International, Inc., 4.250%, 11/10/44	4,641,485	0.1
1,160,000		Reynolds American, Inc., 4.450%, 06/12/25	1,298,446	0.0
2,545,000		Reynolds American, Inc., 5.700%, 08/15/35	3,108,504	0.1
2,784,000		Reynolds American, Inc., 5.850%, 08/15/45	3,573,406	0.1
1,369,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	1,280,015	0.0
2,232,000		St Jude Medical, Inc., 2.800%, 09/15/20	2,303,377	0.1
1,360,000		Sysco Corp., 1.900%, 04/01/19	1,377,271	0.0
1,360,000		Sysco Corp., 2.500%, 07/15/21	1,391,506	0.0
2,480,000		Sysco Corp., 2.600%, 10/01/20	2,563,509	0.1
3,000,000	#	Universal Health Services, Inc., 4.750%, 08/01/22	3,058,860	0.1
1,000,000	#	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	830,000	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
915,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	$789,370	0.0
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	865,000	0.0
1,753,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	1,788,752	0.1
3,050,000		Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	3,118,637	0.1
1,267,000		Zoetis, Inc., 1.875%, 02/01/18	1,271,204	0.0
			201,368,431	6.1

		Diversified: 0.1%
2,760,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	2,781,556	0.1

		Energy: 3.5%
2,470,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	2,622,683	0.1
110,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	115,815	0.0
870,000		Antero Resources Corp., 5.375%, 11/01/21	856,950	0.0
850,000		Antero Resources Corp., 5.625%, 06/01/23	828,750	0.0
4,500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	4,737,785	0.2
3,930,000		BP Capital Markets PLC, 2.315%, 02/13/20	4,025,078	0.1
1,876,000		BP Capital Markets PLC, 3.062%, 03/17/22	1,940,159	0.1
2,220,000		BP Capital Markets PLC, 3.119%, 05/04/26	2,261,232	0.1
5,268,000		Cenovus Energy, Inc., 3.800%, 09/15/23	4,901,853	0.2
3,211,000		Chevron Corp., 2.100%, 05/16/21	3,276,925	0.1
3,393,000		Chevron Corp., 2.419%, 11/17/20	3,502,397	0.1
4,550,000		Chevron Corp., 2.954%, 05/16/26	4,704,213	0.1
2,120,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/25	2,283,978	0.1
2,540,000	L	ConocoPhillips Co., 4.950%, 03/15/26	2,884,719	0.1
1,652,000		Enable Midstream Partners L.P., 3.900%, 05/15/24	1,475,514	0.1
1,402,000		Enable Midstream Partners L.P., 5.000%, 05/15/44	1,112,097	0.0
1,523,000		Enbridge Energy Partners L.P., 9.875%, 03/01/19	1,747,359	0.1
891,000		Enbridge, Inc., 3.500%, 06/10/24	854,448	0.0
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,139,550	0.0
1,217,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,258,422	0.0
1,244,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	1,409,287	0.0
2,170,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	2,276,573	0.1
1,270,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	1,327,570	0.0
2,020,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	2,186,428	0.1
2,120,000		Exxon Mobil Corp., 2.726%, 03/01/23	2,216,407	0.1
2,513,000		Exxon Mobil Corp., 3.043%, 03/01/26	2,664,034	0.1
634,000		FMC Technologies, Inc., 3.450%, 10/01/22	605,510	0.0
285,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	267,159	0.0
1,270,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	1,288,607	0.0
1,843,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	1,862,575	0.1
1,766,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	1,749,871	0.1
3,848,000	L	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	3,948,941	0.1
1,310,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	1,250,632	0.0
2,627,000		Marathon Petroleum Corp., 4.750%, 09/15/44	2,250,296	0.1
863,000		Marathon Petroleum Corp., 5.000%, 09/15/54	726,139	0.0
2,254,000		Marathon Petroleum Corp., 6.500%, 03/01/41	2,408,604	0.1
3,118,000		Occidental Petroleum Corp., 3.500%, 06/15/25	3,300,147	0.1
650,000		ONEOK Partners L.P., 2.000%, 10/01/17	649,307	0.0
1,443,000		Phillips 66, 2.950%, 05/01/17	1,464,431	0.1
1,145,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,119,922	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,005,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	$1,014,983	0.0
2,350,000		Shell International Finance BV, 2.250%, 11/10/20	2,413,741	0.1
3,840,000		Shell International Finance BV, 3.250%, 05/11/25	4,035,118	0.1
2,042,000		Shell International Finance BV, 4.375%, 05/11/45	2,219,531	0.1
5,726,000		Shell International Finance BV, 4.000%, 05/10/46	5,859,702	0.2
4,025,000		Statoil ASA, 2.450%, 01/17/23	4,080,203	0.1
850,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	860,328	0.0
910,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	905,604	0.0
1,070,000		Transocean, Inc., 5.050%, 10/15/22	762,375	0.0
4,626,000		Williams Partners L.P., 3.600%, 03/15/22	4,385,291	0.1
3,250,000	#	YPF SA, 8.500%, 03/23/21	3,494,725	0.1
2,600,000	#,L	YPF SA, 8.875%, 12/19/18	2,808,000	0.1
			114,341,968	3.5

		Financial: 9.8%
3,440,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	3,521,108	0.1
3,270,000	#,L	ABN AMRO Bank NV, 4.800%, 04/18/26	3,407,919	0.1
3,513,600		Aegon NV, 1.740%, 07/29/49	2,011,536	0.1
2,194,000		American International Group, Inc., 3.750%, 07/10/25	2,241,355	0.1
2,876,000		American International Group, Inc., 3.875%, 01/15/35	2,764,158	0.1
88,000		American International Group, Inc., 8.175%, 05/15/68	110,830	0.0
3,029,000		American Tower Corp., 3.500%, 01/31/23	3,139,292	0.1
5,270,000	#	Athene Global Funding, 2.875%, 10/23/18	5,230,949	0.2
400,000	#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	402,000	0.0
1,741,000		Bank of America Corp., 2.625%, 10/19/20	1,770,707	0.1
4,370,000		Bank of America Corp., 3.875%, 08/01/25	4,660,124	0.1
1,760,000		Bank of America Corp., 3.950%, 04/21/25	1,792,782	0.1
2,540,000		Bank of America Corp., 4.250%, 10/22/26	2,641,092	0.1
3,564,000		Bank of America Corp., 4.200%, 08/26/24	3,692,122	0.1
1,725,000		Bank of America Corp., 4.000%, 04/01/24	1,844,936	0.1
1,100,000		Bank of America Corp., 4.750%, 04/21/45	1,129,005	0.0
5,185,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	5,270,584	0.2
3,158,000	#	Barclays Bank PLC, 6.050%, 12/04/17	3,309,451	0.1
4,330,000		Barclays PLC, 3.250%, 01/12/21	4,327,173	0.1
2,470,000		Berkshire Hathaway, Inc., 2.750%, 03/15/23	2,555,336	0.1
3,718,000	#	BNP Paribas SA, 4.375%, 09/28/25	3,779,131	0.1
1,333,000		BPCE SA, 2.500%, 12/10/18	1,367,378	0.0
3,034,000	#	BPCE SA, 5.150%, 07/21/24	3,163,707	0.1
2,111,000	#	BPCE SA, 5.700%, 10/22/23	2,271,837	0.1
2,580,000		Capital One NA/Mclean VA, 1.650%, 02/05/18	2,583,124	0.1
3,620,000		Chubb INA Holdings, Inc., 2.300%, 11/03/20	3,721,114	0.1
3,360,000		Citigroup, Inc., 4.450%, 09/29/27	3,461,993	0.1
4,192,000		Citigroup, Inc., 4.750%, 05/18/46	4,216,850	0.1
4,457,000		Citigroup, Inc., 5.500%, 09/13/25	5,007,506	0.2
4,462,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	4,524,767	0.1
1,147,000	#	Citizens Financial Group, Inc., 4.150%, 09/28/22	1,196,613	0.0
4,249,000	#	Commonwealth Bank of Australia, 2.850%, 05/18/26	4,311,936	0.1
3,282,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	3,436,198	0.1
1,660,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	1,985,775	0.1
3,040,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/21	3,119,323	0.1
3,946,000		Corporate Office Properties L.P., 3.700%, 06/15/21	3,995,132	0.1
2,776,000	#	Credit Suisse AG, 6.500%, 08/08/23	2,915,494	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,699,000		Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	$2,647,759	0.1
3,190,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	3,208,601	0.1
2,220,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.450%, 04/16/21	2,241,960	0.1
3,014,000		Credit Suisse/New York NY, 1.750%, 01/29/18	3,017,201	0.1
4,567,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	4,583,596	0.1
805,000		Discover Financial Services, 3.850%, 11/21/22	818,814	0.0
367,000		Discover Financial Services, 6.450%, 06/12/17	381,755	0.0
3,150,000		Duke Realty L.P., 3.250%, 06/30/26	3,202,057	0.1
2,463,000		Equinix, Inc., 5.375%, 04/01/23	2,555,362	0.1
2,325,000		Equity One, Inc., 3.750%, 11/15/22	2,367,427	0.1
4,104,000		Fifth Third Bancorp, 4.500%, 06/01/18	4,329,880	0.1
1,516,000	#	GE Capital International Funding Co., 2.342%, 11/15/20	1,567,973	0.0
2,200,000		Goldman Sachs Group, Inc., 2.625%, 04/25/21	2,233,788	0.1
3,405,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	3,465,020	0.1
1,994,000		Goldman Sachs Group, Inc., 2.750%, 09/15/20	2,037,527	0.1
2,048,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,102,634	0.1
4,980,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	5,163,309	0.2
1,523,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	1,593,142	0.0
998,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	1,235,492	0.0
593,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	768,466	0.0
1,763,000	#	HBOS PLC, 6.750%, 05/21/18	1,895,407	0.1
3,158,000		HCP, Inc., 3.875%, 08/15/24	3,182,228	0.1
2,700,000		HCP, Inc., 4.000%, 06/01/25	2,728,282	0.1
4,392,000		Huntington National Bank, 2.200%, 11/06/18	4,448,204	0.1
3,121,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	3,182,334	0.1
2,100,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	2,188,150	0.1
2,010,000	#	ING Bank NV, 2.000%, 11/26/18	2,032,102	0.1
1,037,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,141,156	0.0
2,416,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	2,484,660	0.1
3,100,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	3,305,890	0.1
3,268,000		JPMorgan Chase & Co., 2.550%, 10/29/20	3,341,206	0.1
2,860,000		JPMorgan Chase & Co., 2.550%, 03/01/21	2,920,183	0.1
3,256,000		JPMorgan Chase & Co., 3.900%, 07/15/25	3,522,647	0.1
3,727,000		JPMorgan Chase & Co., 4.125%, 12/15/26	3,959,371	0.1
1,755,000		JPMorgan Chase & Co., 6.100%, 10/29/49	1,812,038	0.1
1,643,000		JPMorgan Chase & Co., 6.000%, 12/29/49	1,682,021	0.0
1,202,000		JPMorgan Chase & Co., 6.125%, 12/29/49	1,247,075	0.0
2,989,000		KeyBank NA/Cleveland OH, 2.250%, 03/16/20	3,031,949	0.1
2,876,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	2,911,447	0.1
3,294,000		MetLife, Inc., 4.875%, 11/13/43	3,652,137	0.1
2,710,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	2,808,969	0.1
4,202,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	4,319,513	0.1
4,195,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	4,254,879	0.1
3,490,000	#,L	Mizuho Financial Group, Inc., 3.477%, 04/12/26	3,728,423	0.1
1,353,000		Morgan Stanley, 2.125%, 04/25/18	1,367,764	0.0
2,240,000		Morgan Stanley, 3.875%, 01/27/26	2,389,645	0.1
1,607,000		Morgan Stanley, 3.950%, 04/23/27	1,624,489	0.0
3,600,000		Morgan Stanley, 4.000%, 07/23/25	3,864,060	0.1
435,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	452,944	0.0
3,400,000	#	New York Life Global Funding, 1.550%, 11/02/18	3,432,735	0.1
1,345,000	#	Nordea Bank AB, 6.125%, 12/29/49	1,276,069	0.0
1,880,000		Omega Healthcare Investors, 4.375%, 08/01/23	1,875,093	0.1
1,593,000		PNC Bank NA, 2.250%, 07/02/19	1,627,914	0.0
2,218,000		PNC Bank NA, 2.450%, 11/05/20	2,280,548	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,680,000		Principal Financial Group, Inc., 3.400%, 05/15/25	$2,750,556	0.1
3,120,000	#	Principal Life Global Funding II, 2.625%, 11/19/20	3,214,386	0.1
2,770,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/24	2,728,985	0.1
3,914,000		Santander Bank NA, 2.000%, 01/12/18	3,913,241	0.1
3,112,000		Santander UK PLC, 2.375%, 03/16/20	3,120,091	0.1
2,893,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	2,995,696	0.1
1,043,000		Senior Housing Properties Trust, 6.750%, 12/15/21	1,182,642	0.0
5,429,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	5,551,218	0.2
4,040,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	4,083,507	0.1
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,668,450	0.0
1,694,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	1,729,894	0.1
4,262,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	4,446,975	0.1
3,719,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	3,869,694	0.1
4,540,000		US Bancorp, 2.350%, 01/29/21	4,689,893	0.1
3,574,000		Visa, Inc., 3.150%, 12/14/25	3,827,540	0.1
4,232,000		Visa, Inc., 4.150%, 12/14/35	4,798,690	0.1
1,240,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	1,259,060	0.0
2,843,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	2,900,281	0.1
2,181,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	2,278,615	0.1
2,110,000		Wells Fargo & Co., 3.900%, 05/01/45	2,223,244	0.1
2,540,000		Wells Fargo & Co., 4.100%, 06/03/26	2,717,195	0.1
2,452,000		Wells Fargo & Co., 4.300%, 07/22/27	2,649,948	0.1
2,409,000		Wells Fargo & Co., 5.900%, 12/29/49	2,481,270	0.1
2,030,000		XLIT Ltd., 5.500%, 03/31/45	2,013,646	0.1
			323,468,349	9.8

		Industrial: 0.7%
2,449,000	#,L	Cemex SAB de CV, 6.125%, 05/05/25	2,387,775	0.1
524,000		General Electric Capital Corp., 5.300%, 02/11/21	608,377	0.0
3,519,000		General Electric Co., 5.000%, 12/29/49	3,743,336	0.1
1,163,000		Jabil Circuit, Inc., 7.750%, 07/15/16	1,164,239	0.0
3,120,000		Lockheed Martin Corp., 2.500%, 11/23/20	3,221,896	0.1
4,633,000		Lockheed Martin Corp., 3.800%, 03/01/45	4,749,636	0.2
1,220,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	1,283,800	0.0
1,111,000	#	Rolls-Royce PLC, 2.375%, 10/14/20	1,141,899	0.0
1,457,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	1,467,151	0.1
2,460,000		Tyco International Finance SA, 3.900%, 02/14/26	2,655,826	0.1
			22,423,935	0.7

		Technology: 2.2%
4,562,000		Apple, Inc., 1.550%, 02/07/20	4,598,601	0.1
945,000		Apple, Inc., 4.450%, 05/06/44	1,035,641	0.0
4,586,000		Apple, Inc., 4.650%, 02/23/46	5,179,575	0.2
1,000,000		Applied Materials, Inc., 2.625%, 10/01/20	1,040,482	0.0
2,110,000		Applied Materials, Inc., 3.900%, 10/01/25	2,349,181	0.1
4,120,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	4,239,167	0.1
4,358,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	4,525,304	0.1
4,040,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	4,199,200	0.1
1,622,000		Fidelity National Information Services, Inc., 2.850%, 10/15/18	1,665,554	0.1
3,121,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	3,301,990	0.1
2,911,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	2,949,632	0.1
2,184,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	2,237,536	0.1
1,400,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	1,500,848	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
880,000	#	Hewlett Packard Enterprise Co., 4.900%, 10/15/25	$921,547	0.0
1,685,000		Infor US, Inc., 6.500%, 05/15/22	1,599,705	0.1
2,888,000		Intel Corp., 2.600%, 05/19/26	2,937,027	0.1
3,950,000		International Business Machines Corp., 2.875%, 11/09/22	4,191,566	0.1
1,241,000		KLA-Tencor Corp., 4.125%, 11/01/21	1,322,904	0.0
1,860,000		Lam Research Corp., 3.450%, 06/15/23	1,924,138	0.1
1,530,000		Microsoft Corp., 3.500%, 02/12/35	1,579,710	0.1
2,767,000		Microsoft Corp., 4.200%, 11/03/35	3,114,416	0.1
3,822,000		Microsoft Corp., 4.450%, 11/03/45	4,309,607	0.1
1,870,000		Oracle Corp., 3.850%, 07/15/36	1,879,795	0.1
4,396,000		Oracle Corp., 4.125%, 05/15/45	4,546,088	0.1
2,937,000		Oracle Corp., 4.300%, 07/08/34	3,135,136	0.1
2,130,000		Seagate HDD Cayman, 4.875%, 06/01/27	1,546,912	0.0
2,140,000		Xerox Corp., 2.750%, 03/15/19	2,129,131	0.1
			73,960,393	2.2

		Utilities: 1.5%
2,945,000		AES Corporation, 5.500%, 04/15/20	2,967,088	0.1
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	575,632	0.0
2,320,000	#	Cleco Corporate Holdings LLC, 3.743%, 05/01/26	2,390,322	0.1
2,973,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	3,204,395	0.1
1,760,000		Duke Energy Corp., 2.100%, 06/15/18	1,776,410	0.1
612,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	702,462	0.0
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	1,438,471	0.0
3,388,000	#	Electricite de France SA, 2.350%, 10/13/20	3,464,504	0.1
873,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	913,376	0.0
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	886,296	0.0
2,170,000		Exelon Corp., 2.850%, 06/15/20	2,240,742	0.1
3,050,000		Exelon Corp., 3.400%, 04/15/26	3,195,784	0.1
1,019,000		FirstEnergy Corp., 2.750%, 03/15/18	1,032,094	0.0
1,519,000		FirstEnergy Corp., 4.250%, 03/15/23	1,569,867	0.1
2,880,000		Georgia Power Co., 1.950%, 12/01/18	2,930,478	0.1
4,199,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	4,497,603	0.1
618,000		Metropolitan Edison Co., 7.700%, 01/15/19	698,101	0.0
709,000		Nevada Power Co., 7.125%, 03/15/19	819,128	0.0
3,384,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	3,493,093	0.1
1,402,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,480,523	0.1
521,000		Nisource Finance Corp., 5.950%, 06/15/41	650,579	0.0
2,000,000	L	NRG Energy, Inc., 6.250%, 05/01/24	1,913,760	0.1
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	1,089,656	0.0
2,173,000		PSEG Power LLC, 2.450%, 11/15/18	2,212,670	0.1
1,169,000		Southwestern Electric Power Co., 5.550%, 01/15/17	1,195,812	0.0
1,030,000		TransAlta Corp., 4.500%, 11/15/22	939,879	0.0
3,010,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	3,053,488	0.1
			51,332,213	1.5

	Total Corporate Bonds/Notes
	(Cost $964,302,766)		996,224,962	30.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.4%
5,476,099		Alternative Loan Trust 2005-10CB 1A1, 0.953%, 05/25/35	4,236,406	0.1
4,158,879		Alternative Loan Trust 2005-51 3A2A, 1.727%, 11/20/35	3,626,664	0.1
1,429,874		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	1,314,896	0.0
1,709,111		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	1,543,412	0.1
3,147,034		Alternative Loan Trust 2005-J2 1A12, 0.853%, 04/25/35	2,479,194	0.1
1,247,052		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	949,187	0.0
323,700		Alternative Loan Trust 2006-18CB, 0.853%, 07/25/36	176,416	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,963,182		Alternative Loan Trust 2006-19CB, 1.053%, 08/25/36	$1,202,541	0.0
2,084,873		Alternative Loan Trust 2006-HY11 A1, 0.573%, 06/25/36	1,579,435	0.1
3,609,974		Alternative Loan Trust 2007-21CB, 0.853%, 09/25/37	2,061,634	0.1
2,002,380		Alternative Loan Trust 2007-23CB, 0.953%, 09/25/37	1,101,474	0.0
4,601,629		Alternative Loan Trust 2007-2CB 2A1, 1.053%, 03/25/37	2,680,029	0.1
1,983,580		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/37	1,354,772	0.0
1,847,575		Alternative Loan Trust 2007-8CB, 0.953%, 05/25/37	1,085,947	0.0
3,127,882		American Home Mortgage Assets Trust 2006-3 2A11, 1.377%, 10/25/46	2,188,979	0.1
1,130,337	#	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	1,136,668	0.0
2,610,000	#	BAMLL Re-REMIC Trust 2015-FRR11 A705, 1.875%, 09/27/44	2,403,926	0.1
4,615,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.723%, 06/10/49	4,642,627	0.1
2,130,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.723%, 06/10/49	2,115,120	0.1
4,820,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.000%, 02/10/51	4,858,592	0.2
1,240,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.000%, 02/10/51	1,214,583	0.0
1,266,969	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2003-2 H, 5.956%, 03/11/41	1,359,414	0.0
629,650		Banc of America Mortgage 2005-J Trust 2A4, 2.929%, 11/25/35	581,961	0.0
92,840,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	4,453,720	0.1
3,237,270		Bear Stearns ALT-A Trust 2005-4 23A1, 2.913%, 05/25/35	3,121,364	0.1
4,612,669		Bear Stearns ALT-A Trust 2005-7, 3.005%, 09/25/35	4,145,514	0.1
8,388,362		Bear Stearns Asset Backed Securities I Trust 2006-AC4 A1, 0.703%, 07/25/36	6,028,550	0.2
2,320,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.154%, 06/11/41	2,600,863	0.1
760,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	781,891	0.0
760,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	777,132	0.0
760,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	758,585	0.0
2,450,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 D, 5.074%, 09/11/42	2,417,164	0.1
3,520,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 F, 5.926%, 02/13/42	3,657,424	0.1
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.926%, 02/13/42	2,042,411	0.1
2,050,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.296%, 10/12/42	2,048,932	0.1
911,857	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 B, 5.907%, 04/12/38	916,136	0.0
2,454,755	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	2,590,095	0.1
1,480,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.746%, 07/25/25	1,491,864	0.0
4,381,837		CHL Mortgage Pass-Through Trust 2004-22 A3, 2.674%, 11/25/34	4,154,766	0.1
1,513,487		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	1,358,748	0.0
2,995,958		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/36	3,031,501	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,460,190		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.028%, 09/25/37	$1,333,464	0.0
2,811,000	#	Citigroup Mortgage Loan Trust 2010-7, 5.644%, 12/25/35	2,971,062	0.1
3,296,415		Citigroup Mortgage Loan Trust, 5.366%, 11/25/36	2,843,112	0.1
165,953		CLOML 2007-1X E, 4.874%, 04/14/21	165,896	0.0
5,153,269		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	5,158,100	0.2
6,031,428	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.239%, 05/15/45	493,262	0.0
32,259,227	^	COMM 2012-CCRE2 XA Mortgage Trust, 1.901%, 08/15/45	2,604,591	0.1
40,541,814	^	COMM 2012-CCRE4 XA Mortgage Trust, 2.072%, 10/15/45	3,209,294	0.1
27,260,000	#,^	COMM 2012-CCRE4 XB Mortgage Trust, 0.746%, 10/15/45	979,615	0.0
14,067,861	^	COMM 2012-CCRE5 XA Mortgage Trust, 1.910%, 12/10/45	1,028,325	0.0
15,224,736	#,^	COMM 2012-LC4 Mortgage Trust, 2.515%, 12/10/44	1,337,825	0.0
25,476,424	^	COMM 2013-LC13 XA Mortgage Trust, 1.377%, 08/10/46	1,402,171	0.0
8,181,795	^	COMM 2013-LC6 XA Mortgage Trust, 1.866%, 01/10/46	510,723	0.0
111,075,842	#,^	COMM 2015-PC1 Mortgage Trust, 0.939%, 07/10/50	5,008,099	0.2
3,805,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.237%, 12/10/49	3,827,462	0.1
966,597		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.953%, 11/25/35	535,665	0.0
67,768	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	67,770	0.0
900,000	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.466%, 05/15/36	988,413	0.0
1,000,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	899,500	0.0
642,500	#	Credit Suisse First Boston Mortgage Securities Corp., 5.736%, 05/15/36	671,175	0.0
3,963,689	#	CSMC Series 2008-2R 1A1, 6.000%, 07/25/37	3,459,105	0.1
2,920,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.353%, 07/25/24	2,747,918	0.1
6,700,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 M2, 3.453%, 07/25/24	6,321,126	0.2
2,890,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.353%, 11/25/24	2,953,417	0.1
1,625,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.453%, 11/25/24	1,651,239	0.1
4,320,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.453%, 05/25/25	4,324,875	0.1
2,100,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.753%, 02/25/25	2,134,324	0.1
1,400,000		Fannie Mae Connecticut Avenue Securities, 4.853%, 01/25/24	1,427,635	0.0
700,000		Fannie Mae Connecticut Avenue Securities, 5.453%, 07/25/25	707,962	0.0
5,400,000		Fannie Mae Connecticut Avenue Securities, 5.453%, 07/25/25	5,438,372	0.2
1,600,000		Fannie Mae Connecticut Avenue Securities, 6.153%, 04/25/28	1,650,970	0.1
1,530,000		Fannie Mae Connecticut Avenue Securities, 6.353%, 10/25/28	1,597,427	0.1
3,200,000		Fannie Mae Connecticut Avenue Securities, 6.453%, 09/25/28	3,385,715	0.1
716,060	^	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/43	89,350	0.0
2,981,027	^	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/28	305,318	0.0
9,010,380	^	Fannie Mae REMIC Trust 2010-118 GS, 5.497%, 10/25/39	1,139,633	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,165,631		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 0.753%, 12/25/36	$593,849	0.0
1,165,631	^	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 6.247%, 12/25/36	369,784	0.0
1,206,989		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	897,444	0.0
25,000,000	^	Freddie Mac Series K015 X3, 2.896%, 08/25/39	3,152,068	0.1
880,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2013-DN2 M2, 4.703%, 11/25/23	882,570	0.0
9,040,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 4.953%, 02/25/24	9,249,846	0.3
6,130,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.053%, 04/25/24	5,991,556	0.2
5,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.453%, 08/25/24	5,588,615	0.2
2,350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.003%, 10/25/24	2,397,719	0.1
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ1 M3, 4.553%, 08/25/24	1,093,766	0.0
1,730,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.203%, 10/25/24	1,771,689	0.1
2,130,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.603%, 01/25/25	2,215,623	0.1
4,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.153%, 04/25/28	4,170,368	0.1
2,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.253%, 03/25/25	2,070,776	0.1
2,840,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ2 M3, 3.703%, 05/25/25	2,744,710	0.1
10,195,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.253%, 05/25/28	10,086,084	0.3
2,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.003%, 07/25/28	2,190,916	0.1
2,950,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.103%, 10/25/28	2,880,665	0.1
4,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.803%, 09/25/28	4,301,485	0.1
221,838,512	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	958,609	0.0
8,356,925	^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.465%, 11/10/45	749,991	0.0
2,710,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	2,304,085	0.1
3,000,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	2,827,892	0.1
3,400,000	#	GS Mortgage Securities Trust 2010-C2, 5.357%, 12/10/43	3,452,002	0.1
32,133,510	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.658%, 05/10/45	2,567,047	0.1
45,496,763	^	GS Mortgage Securities Trust 2013-GC16 XA, 1.624%, 11/10/46	2,687,307	0.1
732,856		GSR Mortgage Loan Trust 2006-4F 2A2, 5.500%, 05/25/36	697,419	0.0
8,349		GSR Mortgage Loan Trust, 0.953%, 06/25/35	7,950	0.0
508,914		GSR Mortgage Loan Trust, 6.000%, 01/25/37	480,671	0.0
369,140		HomeBanc Mortgage Trust 2004-1 2A, 1.313%, 08/25/29	344,245	0.0
2,764,126		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.663%, 04/25/46	2,026,808	0.1
846,342	#	Jefferies Resecuritization Trust 2009-R6, 2.760%, 03/26/36	824,823	0.0
614,573		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	488,644	0.0
630,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.727%, 05/15/41	649,923	0.0
1,810,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	1,765,914	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,699,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 K, 4.733%, 01/12/39	$5,406,696	0.2
17,385,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.441%, 12/15/47	348,112	0.0
2,400,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.715%, 07/15/46	2,472,745	0.1
2,490,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CIBC6, 5.379%, 07/12/37	2,469,534	0.1
688,629	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.772%, 10/15/37	687,519	0.0
1,960,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	1,935,519	0.1
1,410,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	1,372,272	0.0
1,320,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.501%, 06/12/41	1,299,100	0.0
750,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.549%, 05/15/45	722,635	0.0
6,270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, 5.927%, 06/15/49	6,278,160	0.2
1,361,289	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,410,820	0.0
38,890,011	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.873%, 06/15/45	2,358,621	0.1
42,257,220	^	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 XA, 0.701%, 01/15/46	597,559	0.0
3,002,911		JP Morgan Mortgage Trust 2005-A4 B1, 2.914%, 07/25/35	2,567,704	0.1
2,716,849		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/36	2,176,289	0.1
21,377,973	^	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.403%, 04/15/47	882,624	0.0
1,679,456	^	JPMBB Commercial Mortgage Securities Trust 2015-C28, 1.342%, 10/15/48	109,776	0.0
17,708,369	#,^	LB-UBS Commercial Mortgage Trust 2004-C1 XST, 1.000%, 01/15/36	44,892	0.0
1,100,000	#	LB-UBS Commercial Mortgage Trust 2004-C7 K, 5.306%, 10/15/36	1,122,529	0.0
1,159,006	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.418%, 02/15/40	1,157,666	0.0
1,860,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.518%, 02/15/40	1,888,368	0.1
186,299		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	196,991	0.0
1,730,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	1,789,774	0.1
1,130,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	1,128,602	0.0
2,000,000	#	LB-UBS Commercial Mortgage Trust 2005-C5, 5.350%, 09/15/40	1,916,648	0.1
6,095,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	6,136,447	0.2
756,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.991%, 06/15/38	755,140	0.0
2,090,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.991%, 06/15/38	2,087,273	0.1
830,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.101%, 09/15/39	831,274	0.0
820,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.101%, 09/15/39	820,939	0.0
50,078,289	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.903%, 11/15/38	63,514	0.0
3,490,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.323%, 07/15/40	3,479,200	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,228,492		Lehman Mortgage Trust 2005-1 1A3, 5.500%, 11/25/35	$2,070,546	0.1
2,262,572		Lehman XS Trust Series 2005-5N 1A2, 0.813%, 11/25/35	1,725,127	0.1
4,589,373		Lehman XS Trust Series 2006-14N 2A, 0.653%, 09/25/46	3,685,583	0.1
109,106		Merrill Lynch Mortgage Investors Trust Series 1997-C2 F, 6.250%, 12/10/29	109,135	0.0
1,550,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.839%, 08/15/45	1,517,654	0.1
2,800,000	#	Morgan Stanley Capital I Trust 2008-TOP29 D, 6.477%, 01/11/43	2,791,545	0.1
3,090,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	3,231,136	0.1
1,300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	1,336,423	0.0
219,152	#	Morgan Stanley Capital I, Inc. 1999-WF1 M, 5.910%, 11/15/31	219,540	0.0
501,030	#	Morgan Stanley Dean Witter Capital I Trust 2001-TOP3 E, 7.812%, 07/15/33	555,142	0.0
5,162,832	^	Morgan Stanley Mortgage Loan Trust 2006-1AR, 2.942%, 02/25/36	442,738	0.0
851,670	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	851,018	0.0
2,890,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	2,571,843	0.1
361,402		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	321,486	0.0
199,132		Structured Adjustable Rate Mortgage Loan Trust, 2.949%, 09/25/34	197,659	0.0
387,276		Wachovia Bank Commercial Mortgage Trust Series 2006-C23, 5.789%, 01/15/45	386,930	0.0
5,370,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 C, 6.030%, 05/15/43	5,360,675	0.2
6,850,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 6.030%, 05/15/43	6,836,366	0.2
438,428		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 6.030%, 05/15/43	437,929	0.0
3,228,127		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 2.805%, 10/20/35	2,932,551	0.1
743,838		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 1.899%, 10/25/36	628,942	0.0
70,210,868		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, 1.438%, 08/25/45	3,475,087	0.1
843,743		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.484%, 10/25/36	736,247	0.0
1,895,669		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust 1A4, 2.204%, 11/25/36	1,682,791	0.1
2,170,825		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.248%, 12/25/36	1,853,029	0.1
5,018,713		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.248%, 12/25/36	4,284,003	0.1
2,924,087		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.717%, 12/25/36	2,565,440	0.1
1,401,595		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 3.672%, 08/25/36	1,266,176	0.0
3,273,343		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.448%, 08/25/46	2,855,763	0.1
4,022,313		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.506%, 12/25/36	3,503,254	0.1
933,971		WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.363%, 03/25/37	745,606	0.0
2,533,388		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.277%, 04/25/37	2,178,273	0.1
1,194,419		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.683%, 01/25/47	899,654	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,034,895		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust, 1.353%, 11/25/35	$2,112,499	0.1
2,685,821		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	2,357,270	0.1
2,070,032		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/35	1,958,675	0.1
949,916		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	880,653	0.0
2,730,720		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 4A, 1.427%, 06/25/46	1,888,826	0.1
3,563,128		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.397%, 08/25/46	2,406,085	0.1
2,474,476		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 0.773%, 01/25/47	1,879,771	0.1
4,530,618		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, 0.956%, 08/25/45	3,953,984	0.1
2,341,096		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.883%, 06/25/37	1,675,911	0.1
2,514,480		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	2,273,921	0.1
64,499,583	^	Wells Fargo Commercial Mortgage Trust 2014-LC16, 1.615%, 08/15/50	4,557,803	0.1
21,667,124	^	Wells Fargo Commercial Mortgage Trust 2016-C33, 1.984%, 03/15/59	2,582,505	0.1
1,146,752		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.194%, 04/25/36	1,057,216	0.0
1,269,367		Wells Fargo Mortgage Backed Securities 2007-8 Trust 1A13, 0.823%, 07/25/37	1,083,327	0.0
19,396,997	#,^	Wells Fargo Mortgage Backed Securities Trust 2012-C8 XA, 2.306%, 08/15/45	1,458,160	0.0
13,814,442	#,^	WFRBS Commercial Mortgage Trust 2012-C9, 2.295%, 11/15/45	1,189,719	0.0
27,298,747	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.538%, 03/15/48	1,676,034	0.1

	Total Collateralized Mortgage Obligations
	(Cost $410,315,326)		408,885,902	12.4

FOREIGN GOVERNMENT BONDS: 1.5%
5,935,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	6,350,450	0.2
375,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	384,938	0.0
1,968,000		Brazilian Government International Bond, 2.625%, 01/05/23	1,798,752	0.1
1,062,000		Colombia Government International Bond, 2.625%, 03/15/23	1,030,140	0.1
760,000	L	Colombia Government International Bond, 8.125%, 05/21/24	982,300	0.1
350,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	335,125	0.0
400,000		Costa Rica Government International Bond, 9.995%, 08/01/20	491,000	0.0
272,000		Croatia Government International Bond, 6.375%, 03/24/21	297,371	0.0
300,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	306,750	0.0
270,000		Dominican Republic International Bond, 5.875%, 04/18/24	282,825	0.0
300,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	327,000	0.0
250,000	#	Egypt Government International Bond, 5.875%, 06/11/25	220,000	0.0
750,000		El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	751,875	0.0
232,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	208,800	0.0
290,380	#	Gabonese Republic, 6.375%, 12/12/24	251,179	0.0
383,000		Guatemala Government Bond, 8.125%, 10/06/34	494,070	0.0
156,000		Hungary Government International Bond, 5.375%, 02/21/23	173,114	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
416,000		Hungary Government International Bond, 7.625%, 03/29/41	$604,240	0.0
1,500,000		Indonesia Government International Bond, 4.125%, 01/15/25	1,565,942	0.1
600,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	626,377	0.0
1,021,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	953,063	0.1
600,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	552,000	0.0
1,000,000	#	Kazakhstan Government International Bond, 5.125%, 07/21/25	1,098,620	0.1
600,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	616,500	0.0
955,000		Lebanon Government International Bond, 6.000%, 01/27/23	928,833	0.0
400,000		Mexico Government International Bond, 4.000%, 10/02/23	431,500	0.0
500,000		Morocco Government International Bond, 4.250%, 12/11/22	524,888	0.0
600,000	#	Morocco Government International Bond, 4.250%, 12/11/22	629,866	0.0
850,000		Namibia International Bonds, 5.500%, 11/03/21	898,875	0.0
200,000		Pakistan Government International Bond, 6.875%, 06/01/17	204,999	0.0
1,325,000		Panama Government International Bond, 3.875%, 03/17/28	1,407,812	0.1
693,000		Panama Government International Bond, 6.700%, 01/26/36	926,887	0.0
400,000		Pertamina Persero PT, 4.300%, 05/20/23	407,651	0.0
750,000		Pertamina Persero PT, 5.625%, 05/20/43	730,271	0.0
800,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	872,416	0.0
948,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	597,145	0.0
853,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	368,709	0.0
550,000	L	Petroleos Mexicanos, 4.500%, 01/23/26	530,695	0.0
330,000		Petroleos Mexicanos, 4.875%, 01/18/24	335,527	0.0
1,370,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,244,713	0.1
2,500,000	#	Petroleos Mexicanos, 6.875%, 08/04/26	2,801,250	0.1
880,001		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	858,001	0.0
1,380,000		Poland Government International Bond, 3.250%, 04/06/26	1,409,340	0.1
771,875		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	779,439	0.0
600,000		Republic of Paraguay, 4.625%, 01/25/23	630,000	0.0
600,000	#	Republic of Paraguay, 4.625%, 01/25/23	630,000	0.0
102,000		Romanian Government International Bond, 4.375%, 08/22/23	109,335	0.0
136,000	#	Romanian Government International Bond, 4.375%, 08/22/23	145,780	0.0
630,000	#	Serbia International Bond, 5.250%, 11/21/17	652,186	0.0
350,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	340,584	0.0
506,667		Tanzania Government International Bond, 6.892%, 03/09/20	520,601	0.0
1,000,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	950,820	0.1
800,000		Turkey Government International Bond, 4.875%, 10/09/26	844,716	0.0
800,000		Turkey Government International Bond, 6.000%, 01/14/41	897,586	0.0
200,000		Turkey Government International Bond, 6.250%, 09/26/22	226,601	0.0
2,083,000		Turkey Government International Bond, 7.375%, 02/05/25	2,576,390	0.1
2,726,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	2,800,695	0.1
253,970		Uruguay Government International Bond, 7.625%, 03/21/36	345,717	0.0
341,643		Uruguay Government International Bond, 8.000%, 11/18/22	433,887	0.0
475,000		Vietnam Government International Bond, 6.750%, 01/29/20	528,275	0.0
300,000	#	Zambia Government International Bond, 5.375%, 09/20/22	235,500	0.0

	Total Foreign Government Bonds
	(Cost $49,796,718)		50,459,921	1.5

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 6.2%
		Automobile Asset-Backed Securities: 0.9%
1,550,000		AmeriCredit Automobile Receivables Trust 2013-4 D, 3.310%, 10/08/19	$1,577,251	0.0
1,950,000		AmeriCredit Automobile Receivables Trust 2013-5 D, 2.860%, 12/09/19	1,982,124	0.1
1,600,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	1,615,186	0.0
1,280,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	1,282,402	0.0
400,000		CarMax Auto Owner Trust 2015-2 C, 2.390%, 03/15/21	403,771	0.0
1,960,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	1,980,029	0.1
1,890,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	1,910,598	0.1
820,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	827,304	0.0
3,240,000	#	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/21	3,233,711	0.1
970,000		Santander Drive Auto Receivables Trust 2013-4 D, 3.920%, 01/15/20	993,463	0.0
3,480,000	#	Santander Drive Auto Receivables Trust 2013-A D, 3.780%, 10/15/19	3,562,987	0.1
2,270,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	2,334,059	0.1
5,130,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	5,177,729	0.2
1,940,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	1,971,191	0.1
			28,851,805	0.9

		Home Equity Asset-Backed Securities: 0.5%
9,389,979		Freddie Mac Structured Pass-Through Securities, 0.703%, 05/25/31	9,295,244	0.3
658,403		HSI Asset Loan Obligation Trust 2007-WF1 A6, 5.016%, 12/25/36	554,512	0.0
2,410,486		Morgan Stanley Home Equity Loan Trust 2006-3 A3, 0.613%, 04/25/36	1,696,462	0.1
1,955,560		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1, 0.613%, 02/25/37	1,504,475	0.0
3,500,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	3,352,993	0.1
38,187		Residential Asset Securities Corp., 1.053%, 06/25/32	31,221	0.0
			16,434,907	0.5

		Other Asset-Backed Securities: 4.8%
2,000,000	#	1776 CLO Ltd. 2006-1A D, 2.382%, 05/08/20	1,808,724	0.1
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	1,033,434	0.0
1,116,817	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	–	–
1,076,000	#	American Homes 4 Rent 2015-SFR2 Trust Class C, 4.691%, 10/17/45	1,149,124	0.0
1,250,000	#	American Homes 4 Rent 2015-SFR2 Trust Class D, 5.036%, 10/17/45	1,334,004	0.0
7,052,667	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	–	–
3,500,000	#	Apidos Cinco CDO Ltd. 2007-12A C, 2.876%, 05/14/20	3,445,876	0.1
5,150,000	#	ARES XI CLO Ltd. 2007-11A C, 1.879%, 10/11/21	4,885,125	0.1
3,250,000	#	Atrium V 5A B, 1.326%, 07/20/20	3,160,592	0.1
650,000	#	Atrium V 5A D, 4.336%, 07/20/20	650,149	0.0
509,560	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	512,109	0.0
3,750,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.346%, 03/17/21	3,613,046	0.1
2,910,422	#	Callidus Debt Partners Clo Fund VI Ltd. 6A A1T, 0.898%, 10/23/21	2,863,922	0.1
1,250,000	#	Carlyle High Yield Partners IX Ltd. 2006-9A B, 1.056%, 08/01/21	1,196,325	0.0
1,500,000	#	Carlyle High Yield Partners IX Ltd., 0.986%, 08/01/21	1,460,022	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,500,000	#	Carlyle High Yield Partners IX Ltd., 2.256%, 08/01/21	$1,405,995	0.0
37,149		Chase Funding Trust Series 2003-5 2A2, 1.053%, 07/25/33	34,013	0.0
2,070,387	#	CIFC Funding 2006-2A B2L, 4.673%, 03/01/21	2,047,177	0.1
3,200,000	#	CIFC Funding 2006-I2A B1L, 2.273%, 03/01/21	3,151,389	0.1
2,556,456	#	CIFC Funding 2007-I Ltd., 4.530%, 05/10/21	2,521,624	0.1
2,000,000	#	Clydesdale CLO Ltd. 2006-1A B, 1.306%, 12/19/18	1,938,368	0.1
6,000,000	#	Cornerstone CLO Ltd. 2007-1A C, 3.028%, 07/15/21	5,771,196	0.2
180,948		Countrywide Asset-Backed Certificates, 5.329%, 04/25/47	174,998	0.0
2,197,345	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	2,230,208	0.1
2,590,667	#	DRB Prime Student Loan Trust 2015-D, 3.200%, 01/25/40	2,632,602	0.1
2,919,211		FBR Securitization Trust 2005-3 AV24, 1.133%, 10/25/35	2,531,555	0.1
1,500,000	#	Flagship CLO V 2006-1A C, 1.347%, 09/20/19	1,462,483	0.0
1,370,101	#	Fraser Sullivan CLO II Ltd. 2006-2A C, 1.367%, 12/20/20	1,363,734	0.0
3,250,000	#	Fraser Sullivan CLO II Ltd. 2006-2A D, 2.147%, 12/20/20	3,242,665	0.1
2,750,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.147%, 12/20/20	2,662,041	0.1
1,500,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 2.033%, 04/19/21	1,398,063	0.0
1,500,000	#	Golden Tree Loan Opportunities V Ltd. 2007-5A D, 3.883%, 10/18/21	1,499,858	0.0
2,125,000	#	GoldenTree Loan Opportunities III Ltd. 2007-3A C, 1.887%, 05/01/22	2,060,578	0.1
613,901	#	GSC Group CDO Fund VIII Ltd. 2007-8A B, 1.383%, 04/17/21	613,736	0.0
1,750,000	#	Gulf Stream - Compass CLO 2007-1A B Ltd., 1.534%, 10/28/19	1,749,031	0.1
2,075,000	#	Gulf Stream - Compass CLO 2007-1A C Ltd., 2.634%, 10/28/19	2,074,753	0.1
3,100,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 4.084%, 10/28/19	3,100,797	0.1
3,637,114	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	3,652,935	0.1
3,814,395	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	3,865,508	0.1
3,150,000	#	HERO Funding Trust 2016-2, 3.750%, 09/20/41	3,148,970	0.1
2,500,000	#	Invitation Homes Trust 2014-SFR2 E, 3.597%, 06/17/32	2,421,591	0.1
1,500,000	#	Kingsland III Ltd. 2006-3A B, 1.311%, 08/24/21	1,418,414	0.0
2,450,000	#	KKR Financial CLO 2007-1A D Ltd., 2.876%, 05/15/21	2,450,375	0.1
2,110,000	#	KKR Financial CLO 2007-1A E Ltd, 5.626%, 05/15/21	2,109,895	0.1
2,000,000	#	Madison Park Funding III Ltd. 2006-3A D, 4.088%, 10/25/20	1,966,378	0.1
1,495,350	#	Madison Park Funding IV Ltd., 4.247%, 03/22/21	1,355,090	0.0
3,250,000	#	Madison Park Funding Ltd. 2007-6A E, 5.886%, 07/26/21	3,171,090	0.1
1,500,000	#	Madison Park Funding Ltd., 3.886%, 07/26/21	1,458,420	0.0
1,250,000	#	Madison Park Funding V Ltd 2007-5A D, 4.165%, 02/26/21	1,214,408	0.0
1,613,875	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	1,621,441	0.0
1,663,879	#	Marketplace Loan Trust Series 2015-AV2, 4.000%, 10/15/21	1,659,720	0.1
4,500,000	#	MSIM Peconic Bay Ltd. 2007-1A C, 2.634%, 07/20/19	4,500,167	0.1
5,500,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.638%, 03/25/20	5,450,462	0.2
2,000,000	#	Muir Grove CLO Ltd. 2007-1A C, 3.638%, 03/25/20	1,999,972	0.1
1,500,000	#	Ocean Trails CLO I 2006-1A B, 1.381%, 10/12/20	1,430,403	0.0
1,040,000		Popular ABS Mortgage Pass-Through Trust 2005-D, 4.332%, 01/25/36	1,044,836	0.0
4,000,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	3,926,273	0.1
4,000,000	#	Progress Residential 2015-SFR3 Trust, 4.327%, 11/12/32	4,141,838	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,780,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	$2,769,575	0.1
3,462,763		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.693%, 03/25/36	3,057,223	0.1
2,000,000	#	Shasta CLO Ltd. 2007-1A BSL, 4.184%, 04/20/21	1,908,834	0.1
2,300,000	#	Sofi Consumer Loan Program 2016-1 LLC, 3.260%, 08/25/25	2,312,219	0.1
2,797,868	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	2,801,022	0.1
3,620,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	3,643,522	0.1
1,750,000	#	St James River CLO Ltd. 2007-1A D, 2.956%, 06/11/21	1,685,822	0.1
2,000,000	#	Symphony CLO VII Ltd. 2011-7A F, 6.034%, 07/28/21	1,999,176	0.1
3,450,000	#	Taco Bell Funding LLC, 3.832%, 05/25/46	3,501,945	0.1
2,000,000	#	Telos CLO 2006-1A D Ltd., 2.329%, 10/11/21	1,964,078	0.1
2,500,000	#	Telos CLO 2006-1A E Ltd., 4.879%, 10/11/21	2,497,048	0.1
550,000	#	Telos CLO 2007-2A D Ltd., 2.828%, 04/15/22	537,789	0.0
2,100,000	#	Trade MAPS 1 Ltd. 2013-1A C, 2.695%, 12/10/18	2,092,967	0.1
			157,558,722	4.8

	Total Asset-Backed Securities
	(Cost $203,112,447)		202,845,434	6.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.5%
		Federal Home Loan Mortgage Corporation: 9.6%##
1,512,086		2.500%, due 05/01/30	1,570,964	0.1
1,833,472		2.500%, due 05/01/30	1,903,677	0.1
2,300,716		2.500%, due 06/01/30	2,388,853	0.1
2,015,112		3.000%, due 02/01/27	2,128,224	0.1
1,087,677		3.000%, due 02/01/27	1,148,765	0.0
8,844,000	W	3.000%, due 08/01/29	9,267,199	0.3
14,207,330	^	3.000%, due 02/15/33	1,768,429	0.1
5,992,750		3.000%, due 04/15/33	6,169,809	0.2
1,916,000		3.000%, due 08/15/40	1,990,927	0.1
5,105,000	W,Z	3.000%, due 08/01/44	5,282,946	0.2
3,320,687		3.000%, due 03/01/45	3,477,863	0.1
3,416,664		3.000%, due 03/01/45	3,560,998	0.1
8,414,492		3.000%, due 04/01/45	8,784,876	0.3
8,548,623		3.000%, due 04/01/45	8,895,907	0.3
19,949,802		3.000%, due 09/01/45	20,707,452	0.6
11,695		3.023%, due 05/01/37	12,417	0.0
1,000,000		3.500%, due 09/15/39	1,073,403	0.0
4,736,609		3.500%, due 03/01/45	5,035,503	0.2
19,767,797		3.500%, due 03/01/46	20,892,257	0.6
144,871		3.542%, due 03/15/38	150,102	0.0
1,123,674	^^	4.000%, due 01/15/36	1,103,326	0.0
2,135,989		4.000%, due 10/01/41	2,297,658	0.1
3,351,602		4.000%, due 12/01/41	3,605,325	0.1
7,131,872	^	4.000%, due 04/15/43	1,175,322	0.0
4,007,015		4.000%, due 08/01/44	4,290,135	0.1
2,965,884		4.000%, due 07/01/45	3,177,612	0.1
6,734,356		4.000%, due 09/01/45	7,214,544	0.2
3,867,400		4.000%, due 09/01/45	4,149,605	0.1
9,888,192		4.000%, due 09/01/45	10,609,743	0.3
22,197,010		4.000%, due 09/01/45	23,780,173	0.7
5,209,121		4.000%, due 09/01/45	5,589,247	0.2
16,195,663		4.000%, due 10/01/45	17,343,620	0.5
7,127,137		4.000%, due 05/01/46	7,636,108	0.2
5,680,526		4.250%, due 05/15/44	6,782,013	0.2
4,231,919		4.250%, due 05/15/44	5,047,081	0.2
9,934,160		4.250%, due 06/15/44	11,623,573	0.4
25,000,000		4.500%, due 05/15/38	26,927,553	0.8
5,087,999	^	4.500%, due 12/15/40	647,749	0.0
1,714,981		4.500%, due 08/01/41	1,883,589	0.1
2,287,103		4.500%, due 09/01/41	2,513,410	0.1
1,992,885		4.500%, due 10/01/41	2,187,610	0.1
809,927		4.500%, due 01/15/42	903,960	0.0
3,901,658	^	4.500%, due 08/15/43	620,454	0.0
2,348,272		4.500%, due 03/01/44	2,583,475	0.1
121,361		5.000%, due 12/15/17	123,980	0.0
2,064,054		5.000%, due 08/15/34	2,276,023	0.1
160,420		5.000%, due 02/15/35	165,976	0.0
561,184		5.000%, due 02/15/35	621,946	0.0
733,101		5.000%, due 02/15/35	813,693	0.0
246,830		5.000%, due 01/01/41	273,543	0.0
2,723,144		5.000%, due 04/01/41	3,030,904	0.1
666,013	^	5.176%, due 03/15/33	744,283	0.0
1,175,151		5.427%, due 07/25/33	1,377,683	0.0
522,821		5.500%, due 11/15/22	557,987	0.0
661,632		5.500%, due 12/15/32	746,336	0.0
350,556		5.500%, due 09/15/34	395,411	0.0
9,909,042		5.500%, due 12/15/34	11,615,060	0.4
2,576,473		5.500%, due 02/15/36	2,892,011	0.1
1,308,760		5.500%, due 08/15/36	1,470,551	0.1
893,784		5.500%, due 06/15/37	1,016,156	0.0
66,319		5.500%, due 07/01/37	74,891	0.0
1,313,005		5.500%, due 07/15/37	1,479,700	0.1
3,609,037		5.500%, due 11/01/38	4,071,620	0.1
6,328,702	^	5.558%, due 05/15/36	540,881	0.0
3,975,304	^	5.558%, due 08/15/42	704,362	0.0
2,895,069	^	5.608%, due 07/15/40	455,241	0.0
18,387,284	^	5.608%, due 01/15/41	2,758,852	0.1
13,623,434	^	5.658%, due 09/15/44	2,386,634	0.1
5,250		6.000%, due 12/01/28	5,965	0.0
19,849		6.000%, due 01/01/29	22,553	0.0
260,386		6.000%, due 01/15/29	298,361	0.0
237,079		6.000%, due 01/15/29	273,537	0.0
1,644,975		6.000%, due 04/15/29	1,893,659	0.1
299,164		6.000%, due 07/15/32	342,764	0.0
255,909	^	6.000%, due 04/15/33	54,106	0.0
1,530,022		6.000%, due 05/15/36	1,750,594	0.1
905,094		6.000%, due 07/15/36	1,040,420	0.0
1,203,242		6.000%, due 10/15/37	1,337,869	0.0
939,853		6.000%, due 11/15/37	1,048,044	0.0
6,410,086	^	6.008%, due 08/15/36	1,387,995	0.0
3,882,150	^	6.043%, due 06/15/36	651,674	0.0
3,059,549	^	6.108%, due 05/15/41	638,435	0.0
5,028,615	^	6.158%, due 09/15/34	506,236	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
1,692,138	^	6.258%, due 10/15/34	$175,287	0.0
13,289,053	^	6.288%, due 10/15/35	2,848,555	0.1
10,832		6.500%, due 01/01/24	12,450	0.0
11,088		6.500%, due 12/01/31	12,793	0.0
1,054,513		6.500%, due 09/01/34	1,253,864	0.0
6,130		7.000%, due 11/01/31	6,386	0.0
6,542		7.000%, due 03/01/32	7,834	0.0
			316,066,561	9.6

		Federal National Mortgage Association: 12.7%##
61,781		0.488%, due 01/25/32	62,646	0.0
729,765		1.957%, due 06/25/33	760,415	0.0
237,942		2.243%, due 07/01/35	250,889	0.0
3,084,308		2.500%, due 05/01/30	3,200,067	0.1
4,559,014		2.500%, due 06/01/30	4,723,197	0.2
6,964,807		2.500%, due 06/01/30	7,215,734	0.2
2,820,467		2.500%, due 07/01/30	2,922,131	0.1
3,019,000		2.500%, due 12/25/41	2,940,503	0.1
3,959,859		3.000%, due 08/01/30	4,176,147	0.1
2,466,437		3.000%, due 09/01/30	2,602,742	0.1
5,192,215		3.000%, due 07/01/43	5,401,331	0.2
1,280,114		3.000%, due 09/01/43	1,331,671	0.1
17,079,210		3.000%, due 04/01/45	17,850,639	0.6
3,950,000	W	3.000%, due 07/01/45	4,099,513	0.1
7,605,352		3.500%, due 06/01/41	8,039,163	0.3
2,271,278	^	3.500%, due 06/25/42	322,648	0.0
8,855,587	^	3.500%, due 06/25/42	1,110,067	0.0
9,960,037		3.500%, due 10/01/42	10,540,561	0.3
123,203,000	W	3.500%, due 07/01/45	130,008,035	4.0
169,472	^	4.000%, due 11/25/18	4,914	0.0
4,290,547	^	4.000%, due 04/25/41	392,841	0.0
1,042,563		4.000%, due 03/01/42	1,118,398	0.0
2,200,000		4.000%, due 06/25/42	2,514,246	0.1
566,009		4.000%, due 07/01/42	608,701	0.0
3,489,840		4.000%, due 07/01/42	3,752,813	0.1
3,414,905		4.000%, due 07/01/42	3,663,452	0.1
3,314,931		4.000%, due 01/01/45	3,555,933	0.1
3,217,355		4.000%, due 03/01/45	3,452,750	0.1
29,612,061		4.000%, due 05/01/45	31,824,819	1.0
4,569,423		4.000%, due 06/01/45	4,934,057	0.2
6,236,068		4.000%, due 08/01/45	6,700,476	0.2
1,110,098		4.000%, due 11/01/45	1,189,293	0.0
3,451,375		4.250%, due 11/01/43	3,745,657	0.1
2,722,256		4.500%, due 10/25/34	2,982,817	0.1
4,152,719		4.500%, due 10/25/36	4,568,796	0.1
812,186		4.500%, due 11/01/40	890,077	0.0
7,681,483		4.500%, due 11/01/40	8,420,811	0.3
459,410		4.500%, due 11/01/40	502,349	0.0
8,351		4.500%, due 12/01/40	9,116	0.0
13,546		4.500%, due 12/01/40	14,880	0.0
14,405		4.500%, due 01/01/41	15,797	0.0
15,245		4.500%, due 01/01/41	16,653	0.0
1,253,037		4.500%, due 10/01/41	1,374,522	0.1
267,915		5.000%, due 06/01/33	299,193	0.0
42,473		5.000%, due 09/01/33	47,437	0.0
1,797,153		5.000%, due 09/25/33	2,017,320	0.1
152,965		5.000%, due 11/01/33	170,850	0.0
51,860		5.000%, due 03/01/34	57,922	0.0
32,512		5.000%, due 03/01/34	36,314	0.0
110,229		5.000%, due 07/25/34	111,550	0.0
342,013		5.000%, due 02/01/35	381,940	0.0
6,952,327		5.000%, due 04/25/35	7,797,137	0.2
13,492		5.000%, due 06/01/35	15,059	0.0
236,636		5.000%, due 06/01/35	264,114	0.0
556,167		5.000%, due 07/01/35	621,017	0.0
134,529		5.000%, due 07/01/35	150,118	0.0
711,817		5.000%, due 08/01/35	792,984	0.0
1,217,915		5.000%, due 10/01/35	1,354,589	0.1
58,205		5.000%, due 10/01/35	64,664	0.0
635,575		5.000%, due 02/01/36	707,796	0.0
123,726		5.000%, due 03/01/36	137,775	0.0
9,574		5.000%, due 03/01/36	10,659	0.0
21,577		5.000%, due 05/01/36	24,035	0.0
13,196		5.000%, due 06/01/36	14,695	0.0
462,769		5.000%, due 07/01/36	516,850	0.0
635,488		5.000%, due 07/01/37	709,888	0.0
11,049,000		5.000%, due 06/25/40	13,290,093	0.4
356,199		5.000%, due 11/01/40	398,860	0.0
4,578,088		5.000%, due 04/25/41	5,282,623	0.2
166,682		5.000%, due 05/01/41	185,831	0.0
443,457		5.000%, due 06/01/41	493,864	0.0
789,584		5.000%, due 06/01/41	879,798	0.0
7,444		5.500%, due 02/01/18	7,636	0.0
2,450,029		5.500%, due 10/25/33	2,816,424	0.1
1,164,391		5.500%, due 02/25/34	1,323,963	0.1
2,582,819		5.500%, due 07/25/34	2,910,103	0.1
354,705		5.500%, due 08/25/34	369,624	0.0
336,896		5.500%, due 03/01/37	381,401	0.0
346,450		5.500%, due 06/01/39	395,038	0.0
3,331,200		5.500%, due 10/01/39	3,783,773	0.1
49,798,503	^	5.500%, due 03/25/45	10,361,042	0.3
22,548,224		5.575%, due 02/25/49	25,004,258	0.8
15,456,155	^	5.617%, due 11/25/40	2,427,034	0.1
5,335,347	^	5.697%, due 11/25/39	967,032	0.0
14,481,886	^	5.697%, due 11/25/42	3,149,273	0.1
5,082,985	^	5.747%, due 10/25/32	996,578	0.0
17,006,670	^	5.747%, due 06/25/33	3,518,903	0.1
13,844,060	^	5.747%, due 10/25/42	3,048,479	0.1
12,346,835	^	5.747%, due 02/25/43	2,019,827	0.1
5,814,119	^	5.747%, due 08/25/43	1,164,666	0.0
16,138,682	^	5.797%, due 02/25/33	3,491,794	0.1
8,449,163	^	5.947%, due 10/25/37	1,888,587	0.1
13,492,548	^	5.947%, due 05/25/40	2,635,136	0.1
3,851,603	^	5.997%, due 05/25/40	715,014	0.0
25		6.000%, due 08/01/16	25	0.0
16		6.000%, due 12/01/16	16	0.0
1,175		6.000%, due 03/01/17	1,184	0.0
23,296		6.000%, due 09/01/17	23,650	0.0
966		6.000%, due 11/01/17	978	0.0
4,456		6.000%, due 10/01/18	4,598	0.0
322,430		6.000%, due 07/25/29	366,027	0.0
252,690		6.000%, due 04/25/31	290,286	0.0
478,018	^	6.000%, due 08/25/33	107,223	0.0
139,179		6.000%, due 09/01/36	159,029	0.0
127,224		6.000%, due 02/25/37	139,939	0.0
782,523		6.000%, due 05/01/38	876,787	0.0
5,737,373	^	6.097%, due 04/25/39	1,055,716	0.0
5,850,265	^	6.097%, due 09/25/40	1,084,726	0.0
14,876,057	^	6.147%, due 04/25/31	2,049,293	0.1
4,584,757	^	6.147%, due 10/25/41	848,439	0.0
12,065,095	^	6.167%, due 06/25/40	1,830,884	0.1
520,920	^	6.247%, due 08/25/26	76,727	0.0
3,641,034	^	6.247%, due 07/25/42	757,786	0.0
1,875,892	^	6.287%, due 01/25/37	373,226	0.0
6,724,930	^	6.297%, due 10/25/35	1,327,039	0.1
3,337		6.500%, due 02/01/28	3,842	0.0
227		6.500%, due 09/01/31	262	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
683		6.500%, due 09/01/31	$786	0.0
23,564		6.500%, due 11/01/31	27,754	0.0
8,917		6.500%, due 04/01/32	10,270	0.0
2,189		6.500%, due 08/01/32	2,521	0.0
5,059		6.500%, due 08/01/32	5,827	0.0
12,316		6.500%, due 01/01/33	14,185	0.0
17,289		6.500%, due 02/01/33	19,903	0.0
13,352		7.000%, due 12/01/27	14,113	0.0
3,589		7.000%, due 10/01/31	4,089	0.0
4,625		7.000%, due 03/01/32	5,398	0.0
3,547,524	^	7.197%, due 07/25/33	755,809	0.0
488,796	^	7.239%, due 02/17/29	79,867	0.0
2,310		7.500%, due 09/01/30	2,935	0.0
2,125		7.500%, due 10/01/30	2,132	0.0
6,735		7.500%, due 09/01/31	8,520	0.0
19,018		7.500%, due 02/01/32	20,720	0.0
45,095		9.000%, due 10/25/33	45,233	0.0
678,611		18.553%, due 08/25/32	797,628	0.0
311,137		21.277%, due 01/25/35	384,619	0.0
44,854		26.787%, due 02/25/34	55,968	0.0
376,606		31.184%, due 11/25/36	713,381	0.0
			418,372,167	12.7

		Government National Mortgage Association: 10.2%
119,093,000	W	3.000%, due 08/01/44	124,287,035	3.8
15,924,251		3.000%, due 02/20/46	16,676,398	0.5
87,464,000	W	3.500%, due 07/01/44	92,838,254	2.8
36,410,805		3.500%, due 05/20/46	38,724,515	1.2
653,284		4.000%, due 11/20/40	704,260	0.0
541,005		4.000%, due 10/20/41	576,067	0.0
3,372,341		4.000%, due 03/20/46	3,639,432	0.1
5,541,611	^	4.500%, due 01/16/29	663,915	0.0
4,152,569		4.500%, due 05/16/39	4,574,557	0.1
2,116,928		4.500%, due 05/20/39	2,361,976	0.1
766,175		4.500%, due 10/15/39	855,451	0.0
579,892		4.500%, due 11/15/39	647,007	0.0
623,567		4.500%, due 11/15/39	695,866	0.0
177,052		4.500%, due 12/15/39	197,631	0.0
176,833		4.500%, due 08/20/41	193,144	0.0
2,494,294	^	4.500%, due 09/20/41	368,643	0.0
1,827,000		4.750%, due 05/20/39	2,028,996	0.1
9,805,230	^	4.908%, due 05/16/41	1,632,206	0.1
1,843,645	^	5.000%, due 04/20/40	647,555	0.0
886,400		5.140%, due 10/20/60	947,462	0.0
11,476,244	^	5.152%, due 12/20/44	1,974,224	0.1
18,576,508	^	5.158%, due 04/16/44	3,269,779	0.1
1,220,554		5.288%, due 10/20/60	1,307,550	0.1
3,915,004	^	5.402%, due 06/20/40	590,006	0.0
17,520,305	^	5.500%, due 11/20/43	3,655,076	0.1
723,576		5.500%, due 03/20/60	773,592	0.0
20,546,438	^	5.602%, due 07/20/39	3,577,916	0.1
24,311,893	^	5.658%, due 05/16/40	3,760,731	0.1
1,150,221	^	5.752%, due 06/20/38	100,262	0.0
2,469,240	^	5.752%, due 04/20/39	468,000	0.0
14,923,506	^	5.758%, due 12/16/39	2,022,117	0.1
8,238,880	^	5.852%, due 05/20/39	771,584	0.0
1,748,395	^	5.952%, due 04/20/38	303,878	0.0
9,654,000		6.000%, due 05/20/39	12,859,979	0.4
921,325	^	6.058%, due 05/16/38	177,228	0.0
2,464,213	^	6.102%, due 01/20/38	510,012	0.0
11,800,154	^	6.172%, due 08/20/40	2,828,687	0.1
4,904,838	^	6.208%, due 09/16/40	1,037,301	0.0
22,783,927	^	6.252%, due 07/20/37	5,279,781	0.2
1,579,420	^	6.328%, due 02/16/35	326,882	0.0
35,612	^	7.808%, due 06/16/31	3,072	0.0
			338,858,027	10.2

	Total U.S. Government Agency Obligations
	(Cost $1,048,181,782)		1,073,296,755	32.5

U.S. TREASURY OBLIGATIONS: 28.0%
		Treasury Inflation Indexed Protected Securities: 2.1%
65,636,377		0.625%, due 01/15/26	69,183,563	2.1

		U.S. Treasury Bonds: 5.7%
32,400,000	L	1.625%, due 05/15/26	32,816,405	1.0
150,268,000		2.500%, due 02/15/46	156,619,227	4.7
65,000		3.000%, due 11/15/45	74,806	0.0
			189,510,438	5.7

		U.S. Treasury Notes: 20.2%
157,007,000		0.625%, due 06/30/18	157,108,269	4.8
135,670,000		0.875%, due 06/15/19	136,348,350	4.1
17,000		1.000%, due 12/31/17	17,109	0.0
306,985,000		1.125%, due 06/30/21	308,645,789	9.4
246,000		1.375%, due 01/31/21	250,411	0.0
60,712,000		1.375%, due 06/30/23	61,048,769	1.9
377,000		1.625%, due 02/15/26	381,492	0.0
699,000		1.750%, due 01/31/23	720,653	0.0
			664,520,842	20.2

	Total U.S. Treasury Obligations
	(Cost $909,472,483)		923,214,843	28.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		OTC Interest Rate Swaptions: 0.0%
134,600,000	@	Receive a fixed rate equal to 1.205% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	146,097	0.0
127,300,000	@	Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	142,202	0.0
134,600,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.605%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	77,750	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
	OTC Interest Rate Swaptions: (continued)
127,300,000	@ Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.608%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	$71,201	0.0
		437,250	0.0

	Total Purchased Options
	(Cost $1,806,114)	437,250	0.0

	Total Long-Term Investments
	(Cost $3,586,987,636)	3,655,365,067	110.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc: 1.8%
14,048,098	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $14,048,252, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $14,329,061, due 08/15/16-11/15/45)	14,048,098	0.4
14,048,098	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $14,048,279, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $14,329,060, due 07/15/16-09/20/65)	14,048,098	0.5
13,432,840	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $13,433,024, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $13,701,497, due 07/07/16-02/01/49)	13,432,840	0.4
14,048,098	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $14,048,271, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $14,329,060, due 03/15/18-09/09/49)	14,048,098	0.4
3,572,540	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $3,572,587, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,672,887, due 04/15/18-01/15/29)	3,572,540	0.1
		59,149,674	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
33,276,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $33,276,000)	33,276,000	1.0

	Total Short-Term Investments
	(Cost $92,425,674)	92,425,674	2.8

	Total Investments in Securities (Cost $3,679,413,310)	$3,747,790,741	113.6
	Liabilities in Excess of Other Assets	(449,585,805)	(13.6)
	Net Assets	$3,298,204,936	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $3,680,385,844.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$88,455,490
Gross Unrealized Depreciation	(21,050,593)

Net Unrealized Appreciation	$67,404,897

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Purchased Options	$–	$437,250	$–	$437,250
Corporate Bonds/Notes	–	996,224,962	–	996,224,962
Collateralized Mortgage Obligations	–	408,885,902	–	408,885,902
Short-Term Investments	33,276,000	59,149,674	–	92,425,674
Asset-Backed Securities	–	200,075,859	2,769,575	202,845,434
U.S. Treasury Obligations	–	923,214,843	–	923,214,843
U.S. Government Agency Obligations	–	1,073,296,755	–	1,073,296,755
Foreign Government Bonds	–	50,459,921	–	50,459,921
Total Investments, at fair value	$33,276,000	$3,711,745,166	$2,769,575	$3,747,790,741
Other Financial Instruments+
Centrally Cleared Swaps	–	16,848,536	–	16,848,536
Futures	7,337,472	–	–	7,337,472
Total Assets	$40,613,472	$3,728,593,702	$2,769,575	$3,771,976,749
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(24,868,406)	$–	$(24,868,406)
Futures	(1,532,137)	–	–	(1,532,137)
Written Options	–	(1,900,296)	–	(1,900,296)
Total Liabilities	$(1,532,137)	$(26,768,702)	$–	$(28,300,839)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

At June 30, 2016, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	339	09/21/16	$45,081,705	$1,233,610
U.S. Treasury 5-Year Note	1,481	09/30/16	180,924,973	3,353,062
U.S. Treasury Ultra Long Bond	249	09/21/16	46,407,375	2,750,800
			$272,414,053	$7,337,472
Short Contracts
U.S. Treasury 2-Year Note	(501)	09/30/16	(109,883,388)	(309,325)
U.S. Treasury Long Bond	(126)	09/21/16	(21,715,313)	(1,222,812)
			$(131,598,701)	$(1,532,137)

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD	38,344,000	$3,816,124	$3,816,124
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD	31,365,000	4,031,437	4,031,437
Receive a fixed rate equal to 2.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/40	USD	24,606,000	3,861,706	3,861,706
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD	45,865,000	(8,161,070)	(8,161,070)
Receive a fixed rate equal to 1.036% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/18	USD	42,311,000	261,262	261,262
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.036%	Chicago Mercantile Exchange	10/13/18	USD	42,083,000	(260,333)	(260,333)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	162,439,000	(4,393,306)	(4,393,306)
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/20	USD	151,804,000	3,360,553	3,360,553
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.603%	Chicago Mercantile Exchange	11/05/20	USD	296,078,000	(8,384,783)	(8,384,783)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.780%	Chicago Mercantile Exchange	10/13/22	USD	45,684,000	(1,848,496)	(1,848,496)
Receive a fixed rate equal to 2.126% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD	97,984,000	1,517,454	1,517,454
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.646%	Chicago Mercantile Exchange	06/27/26	USD	14,380,000	(330,429)	(330,429)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.618%	Chicago Mercantile Exchange	06/27/26	USD	14,380,000	(292,550)	(292,550)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.621%	Chicago Mercantile Exchange	06/27/26	USD	14,380,000	(296,682)	(296,682)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.620%	Chicago Mercantile Exchange	06/27/26	USD	14,380,000	(295,305)	(295,305)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.625%	Chicago Mercantile Exchange	06/27/26	USD	8,455,000	(176,951)	(176,951)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.902%	Chicago Mercantile Exchange	06/28/26	USD	97,984,000	(316,762)	(316,762)
Receive a fixed rate equal to 1.371% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/29/26	USD	34,520,000	(111,739)	(111,739)
					$(8,019,870)	$(8,019,870)

At June 30, 2016, the following over-the-counter written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.806%	07/18/16	USD	134,600,000	$163,906	$(4,311)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.808%	07/18/16	USD	127,300,000	152,178	(3,920)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.406%	07/18/16	USD	134,600,000	749,347	(962,027)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.408%	07/18/16	USD	127,300,000	$718,858	$(930,038)
				Total Written Swaptions				$1,784,289	$(1,900,296)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Purchased options	$437,250
Interest rate contracts	Futures contracts	7,337,472
Interest rate contracts	Interest rate swaps*	16,848,536
Total Asset Derivatives		$24,623,258

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$1,532,137
Interest rate contracts	Interest rate swaps*	24,868,406
Interest rate contracts	Written options	1,900,296
Total Liability Derivatives		$28,300,839

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

Goldman Sachs & Co.
Assets:
Purchased options	$437,250
Total Assets	$437,250

Liabilities:
Written options	$1,900,296
Total Liabilities	$1,900,296

Net OTC derivative instruments by counterparty, at fair value	$(1,463,046)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(1,463,046)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 52.1%
		Basic Materials: 1.3%
580,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	$587,790	0.4
160,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	159,675	0.1
580,000		Monsanto Co., 1.150%, 06/30/17	579,700	0.4
329,000		PPG Industries, Inc., 2.300%, 11/15/19	331,902	0.2
189,000		Valspar Corp./The, 6.050%, 05/01/17	195,325	0.2
			1,854,392	1.3

		Communications: 3.4%
395,000		Alibaba Group Holding Ltd, 1.625%, 11/28/17	396,226	0.3
337,000		AT&T, Inc., 1.400%, 12/01/17	337,661	0.2
500,000		AT&T, Inc., 1.750%, 01/15/18	502,916	0.3
550,000		AT&T, Inc., 2.300%, 03/11/19	562,170	0.4
257,000		British Telecommunications PLC, 5.950%, 01/15/18	275,163	0.2
500,000		Cablevision Systems Corp., 8.625%, 09/15/17	528,750	0.4
140,000		Cisco Systems, Inc., 1.650%, 06/15/18	141,861	0.1
342,000		Comcast Corp., 6.300%, 11/15/17	367,605	0.2
414,000		eBay, Inc., 1.350%, 07/15/17	414,901	0.3
140,000		eBay, Inc., 2.500%, 03/09/18	142,613	0.1
300,000		Sprint Nextel Corp., 6.000%, 12/01/16	302,625	0.2
255,000		Thomson Reuters Corp., 1.650%, 09/29/17	256,172	0.2
409,000		Verizon Communications, Inc., 2.625%, 02/21/20	423,412	0.3
261,000		Vodafone Group PLC, 5.625%, 02/27/17	268,359	0.2
			4,920,434	3.4

		Consumer, Cyclical: 4.1%
193,000		American Honda Finance Corp., 1.200%, 07/14/17	193,309	0.1
486,000		American Honda Finance Corp., 2.250%, 08/15/19	502,045	0.3
100,000		AutoZone, Inc., 1.625%, 04/21/19	100,582	0.1
190,000	L	CVS Health Corp., 2.250%, 08/12/19	195,268	0.1
260,000		Daimler Finance North America LLC, 1.500%, 07/05/19	259,613	0.2
435,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	436,089	0.3
550,000	L	Ford Motor Credit Co. LLC, 3.157%, 08/04/20	570,845	0.4
260,000		General Motors Financial Co., Inc., 2.400%, 05/09/19	260,490	0.2
300,000	#	Hyundai Capital America, 1.875%, 08/09/16	300,163	0.2
176,000		Johnson Controls, Inc., 1.400%, 11/02/17	176,609	0.1
500,000		Lennar Corp., 4.750%, 12/15/17	511,250	0.4
350,000		McDonald's Corp., 2.100%, 12/07/18	358,392	0.3
250,000		Newell Rubbermaid, Inc., 2.600%, 03/29/19	256,714	0.2
210,000		PACCAR Financial Corp., 1.450%, 03/09/18	211,654	0.1
250,000		PACCAR Financial Corp., 1.750%, 08/14/18	253,911	0.2
480,000		Southwest Airlines Co., 2.650%, 11/05/20	495,982	0.3
314,000		Southwest Airlines Co., 2.750%, 11/06/19	324,858	0.2
251,000		Toyota Motor Credit Corp., 1.450%, 01/12/18	252,887	0.2
313,000		Whirlpool Corp., 1.650%, 11/01/17	315,058	0.2
			5,975,719	4.1

		Consumer, Non-cyclical: 11.8%
600,000		Abbott Laboratories, 2.000%, 03/15/20	608,761	0.4
249,000		AbbVie, Inc., 1.750%, 11/06/17	250,556	0.2
330,000		AbbVie, Inc., 1.800%, 05/14/18	332,479	0.2
345,000		Actavis Funding SCS, 2.350%, 03/12/18	349,846	0.2
502,000		Aetna, Inc., 1.500%, 11/15/17	504,457	0.4
364,000		Aetna, Inc., 1.900%, 06/07/19	369,031	0.3
650,000		Altria Group, Inc., 2.625%, 01/14/20	676,315	0.5
521,000		AmerisourceBergen Corp., 1.150%, 05/15/17	520,981	0.4
250,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	254,398	0.2
164,000		Archer-Daniels-Midland Co., 5.450%, 03/15/18	175,367	0.1
250,000		AstraZeneca PLC, 1.750%, 11/16/18	253,389	0.2
310,000		Automatic Data Processing, Inc., 2.250%, 09/15/20	322,302	0.2
300,000	#	BAT International Finance PLC, 1.850%, 06/15/18	303,366	0.2
270,000		Baxalta, Inc., 2.000%, 06/22/18	270,267	0.2
333,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	333,376	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
329,000		Beam, Inc., 1.875%, 05/15/17	$330,305	0.2
253,000		Becton Dickinson and Co., 1.450%, 05/15/17	253,714	0.2
276,000		Becton Dickinson and Co., 1.800%, 12/15/17	278,370	0.2
180,000		Cardinal Health, Inc., 1.950%, 06/15/18	182,173	0.1
260,000		Celgene Corp., 2.125%, 08/15/18	264,022	0.2
417,000		Diageo Capital PLC, 1.500%, 05/11/17	418,813	0.3
195,000		Eli Lilly & Co., 1.250%, 03/01/18	196,513	0.1
200,000		Express Scripts Holding Co., 1.250%, 06/02/17	199,907	0.1
90,000		Gilead Sciences, Inc., 1.850%, 09/04/18	91,625	0.1
351,000		Gilead Sciences, Inc., 2.350%, 02/01/20	360,274	0.3
300,000		Hertz Corp., 6.750%, 04/15/19	306,323	0.2
440,000		JM Smucker Co., 1.750%, 03/15/18	443,651	0.3
202,000		Kimberly-Clark Corp., 6.125%, 08/01/17	213,406	0.1
520,000	#	Kraft Heinz Foods Co., 2.000%, 07/02/18	527,360	0.4
250,000		Kroger Co., 2.000%, 01/15/19	254,225	0.2
204,000		The Kroger Co., 6.400%, 08/15/17	215,861	0.1
303,000		McKesson Corp., 1.292%, 03/10/17	303,625	0.2
379,000		Medtronic, Inc., 0.875%, 02/27/17	378,936	0.3
223,000		Medtronic, Inc., 2.500%, 03/15/20	231,418	0.2
260,000		Molson Coors Brewing Co., 1.450%, 07/15/19	260,637	0.2
267,000	#	Mylan NV, 2.500%, 06/07/19	270,735	0.2
220,000		PepsiCo, Inc., 1.250%, 04/30/18	221,236	0.2
261,000		Pfizer, Inc., 1.450%, 06/03/19	263,275	0.2
462,000		Philip Morris International, Inc., 1.250%, 11/09/17	463,775	0.3
240,000		Reynolds American, Inc., 2.300%, 06/12/18	243,999	0.2
550,000		Sanofi, 1.250%, 04/10/18	553,725	0.4
500,000		Smithfield Foods, Inc., 7.750%, 07/01/17	528,750	0.4
200,000		St Jude Medical, Inc., 2.800%, 09/15/20	206,396	0.1
160,000		St Jude Medical, Inc., 2.000%, 09/15/18	161,914	0.1
235,000		Stryker Corp., 2.000%, 03/08/19	239,044	0.2
300,000		Tenet Healthcare Corp., 6.250%, 11/01/18	318,000	0.2
183,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	185,188	0.1
303,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	304,699	0.2
160,000		UnitedHealth Group, Inc., 1.900%, 07/16/18	162,636	0.1
350,000		Ventas Realty L.P., 1.250%, 04/17/17	350,167	0.2
287,000		WellPoint, Inc., 2.250%, 08/15/19	289,774	0.2
359,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	359,573	0.2
245,000		Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	247,160	0.2
331,000		Zoetis, Inc., 1.875%, 02/01/18	332,098	0.2
			16,938,193	11.8

		Energy: 3.4%
135,000		BP Capital Markets PLC, 1.674%, 02/13/18	136,068	0.1
287,000		BP Capital Markets PLC, 2.521%, 01/15/20	296,252	0.2
390,000		Chevron Corp., 1.365%, 03/02/18	392,238	0.3
231,000		Chevron Corp., 1.790%, 11/16/18	234,172	0.2
170,000		Energy Transfer Partners L.P., 2.500%, 06/15/18	169,295	0.1
330,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	330,933	0.2
370,000		Exxon Mobil Corp., 1.708%, 03/01/19	376,158	0.3
314,000		Hess Corp., 1.300%, 06/15/17	311,975	0.2
357,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	355,217	0.2
370,000		Shell International Finance BV, 1.375%, 05/10/19	371,247	0.3
219,000		Shell International Finance BV, 1.625%, 11/10/18	221,298	0.2
170,000		Shell International Finance BV, 2.125%, 05/11/20	173,618	0.1
312,000		Statoil ASA, 1.250%, 11/09/17	312,840	0.2
201,000		Statoil ASA, 1.950%, 11/08/18	203,801	0.1
500,000		Tesoro Corp., 4.250%, 10/01/17	513,750	0.4
250,000		Total Capital International SA, 1.550%, 06/28/17	251,338	0.2
215,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	216,079	0.1
			4,866,279	3.4

		Financial: 22.0%
210,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	214,951	0.2
280,000		Chubb INA Holdings, Inc., 5.700%, 02/15/17	287,938	0.2
357,000		Air Lease Corp., 2.125%, 01/15/18	356,107	0.2
500,000		Ally Financial, Inc., 5.500%, 02/15/17	508,261	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
191,000		American Express Credit Corp., 1.550%, 09/22/17	$191,882	0.1
370,000		American Express Credit Corp., 1.800%, 07/31/18	373,389	0.3
260,000		Bank of America Corp., 1.950%, 05/12/18	261,647	0.2
1,100,000		Bank of America Corp., 2.600%, 01/15/19	1,126,282	0.8
415,000		Bank of Montreal, 1.300%, 07/14/17	416,166	0.3
260,000		Bank of Montreal, 1.800%, 07/31/18	263,274	0.2
506,000		Bank of Nova Scotia, 1.300%, 07/21/17	507,003	0.4
295,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.700%, 03/05/18	296,586	0.2
339,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	339,898	0.2
900,000		BB&T Corp., 1.600%, 08/15/17	905,014	0.6
500,000	#	BBVA Banco Continental SA, 2.250%, 07/29/16	498,990	0.3
140,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	142,343	0.1
342,000		BPCE SA, 1.625%, 02/10/17	342,812	0.2
250,000		Capital One Financial Corp., 2.350%, 08/17/18	253,681	0.2
385,000		Charles Schwab Corp., 1.500%, 03/10/18	388,708	0.3
500,000		CIT Group, Inc., 5.000%, 05/15/17	508,750	0.4
200,000		Citigroup, Inc., 1.850%, 11/24/17	201,174	0.1
533,000		Citigroup, Inc., 2.050%, 12/07/18	537,552	0.4
258,000		Citizens Bank NA/Providence RI, 1.600%, 12/04/17	258,196	0.2
315,000		Comerica, Inc., 2.125%, 05/23/19	319,410	0.2
303,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	303,269	0.2
345,000		Commonwealth Bank of Australia/New York NY, 1.400%, 09/08/17	346,275	0.2
630,000		Compass Bank, 1.850%, 09/29/17	628,556	0.4
446,000		Credit Suisse/New York NY, 1.375%, 05/26/17	446,428	0.3
360,000		Credit Suisse/New York NY, 1.700%, 04/27/18	360,481	0.3
500,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	501,817	0.4
150,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	152,340	0.1
400,000		Fifth Third Bank/Cincinnati OH, 2.150%, 08/20/18	406,369	0.3
223,000	#	GE Capital International Funding Co., 2.342%, 11/15/20	230,645	0.2
641,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	650,014	0.5
425,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	435,184	0.3
250,000		Huntington National Bank, 2.200%, 11/06/18	253,199	0.2
350,000	#	ING Bank NV, 2.050%, 08/17/18	354,978	0.2
300,000	#	ING Bank NV, 2.700%, 08/17/20	309,690	0.2
442,000		JPMorgan Chase & Co., 1.625%, 05/15/18	444,246	0.3
515,000		JPMorgan Chase & Co., 1.700%, 03/01/18	517,988	0.4
250,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	255,474	0.2
313,000		KeyCorp, 2.300%, 12/13/18	318,283	0.2
103,000		Kilroy Realty L.P., 4.800%, 07/15/18	108,264	0.1
350,000		Lloyds Bank PLC, 1.750%, 05/14/18	349,111	0.2
400,000	L	Lloyds Bank PLC, 2.000%, 08/17/18	399,675	0.3
750,000	#	Macquarie Bank Ltd., 1.600%, 10/27/17	750,956	0.5
500,000		Manufacturers & Traders Trust Co., 1.450%, 03/07/18	501,252	0.4
578,000		Manufacturers & Traders Trust Co., 1.400%, 07/25/17	578,692	0.4
419,000		MetLife, Inc., 1.756%, 12/15/17	423,018	0.3
255,000		MetLife, Inc., 1.903%, 12/15/17	257,320	0.2
295,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	296,082	0.2
289,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	288,985	0.2
323,000		Morgan Stanley, 1.875%, 01/05/18	324,977	0.2
30,000		Morgan Stanley, 2.200%, 12/07/18	30,429	0.0
397,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	397,325	0.3
150,000	#	New York Life Global Funding, 1.550%, 11/02/18	151,444	0.1
580,000		PNC Bank NA, 2.400%, 10/18/19	595,860	0.4
550,000		PNC Funding Corp., 5.625%, 02/01/17	563,668	0.4
332,000		Principal Financial Group, Inc., 1.850%, 11/15/17	333,929	0.2
418,000		Realty Income Corp., 2.000%, 01/31/18	421,630	0.3
320,000		Regions Bank/Birmingham AL, 2.250%, 09/14/18	322,296	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
343,000		Regions Financial Corp., 2.000%, 05/15/18	$343,749	0.2
600,000		Royal Bank of Canada, 1.500%, 01/16/18	602,618	0.4
350,000		Royal Bank of Canada, 1.800%, 07/30/18	353,918	0.2
430,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	431,356	0.3
637,000		Santander UK PLC, 1.650%, 09/29/17	636,992	0.4
363,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	368,531	0.3
303,000		State Street Corp., 1.350%, 05/15/18	304,876	0.2
680,000		Sumitomo Mitsui Banking Corp., 1.500%, 01/18/18	681,731	0.5
170,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/21	177,321	0.1
223,000		SunTrust Banks, Inc., 2.500%, 05/01/19	227,989	0.2
593,000		Toronto-Dominion Bank, 2.250%, 11/05/19	608,818	0.4
342,000		UBS AG/Stamford CT, 1.375%, 08/14/17	342,345	0.2
250,000		US Bank NA/Cincinnati OH, 1.375%, 09/11/17	251,298	0.2
590,000		Visa, Inc., 1.200%, 12/14/17	593,791	0.4
286,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	286,885	0.2
422,000		Wells Fargo & Co., 1.500%, 01/16/18	424,459	0.3
644,000		Wells Fargo & Co., 2.100%, 05/08/17	649,620	0.5
252,000		Welltower, Inc., 2.250%, 03/15/18	254,694	0.2
336,000		Westpac Banking Corp., 1.500%, 12/01/17	337,720	0.2
200,000		Westpac Banking Corp., 2.000%, 08/14/17	201,995	0.1
			31,590,869	22.0

		Industrial: 2.3%
500,000	#	Aviation Capital Group Corp., 3.875%, 09/27/16	501,340	0.3
420,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	432,631	0.3
260,000		Corning, Inc., 1.500%, 05/08/18	260,078	0.2
88,000		General Electric Capital Corp., 2.200%, 01/09/20	90,789	0.1
333,000		Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 01/15/19	345,066	0.2
254,000		L-3 Communications Corp., 1.500%, 05/28/17	254,126	0.2
270,000		Lockheed Martin Corp., 1.850%, 11/23/18	273,909	0.2
370,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	372,948	0.2
500,000		SPX FLOW, Inc., 6.875%, 09/01/17	523,125	0.4
240,000		United Technologies Corp., 1.778%, 05/04/18	242,265	0.2
			3,296,277	2.3

		Technology: 2.6%
320,000		Altera Corp., 1.750%, 05/15/17	322,669	0.2
668,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	684,777	0.5
137,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	138,818	0.1
102,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	104,500	0.1
313,000		KLA-Tencor Corp., 2.375%, 11/01/17	315,774	0.2
850,000		Microsoft Corp., 1.300%, 11/03/18	859,237	0.6
375,000		NetApp Inc., 2.000%, 12/15/17	376,839	0.3
550,000		Oracle Corp., 1.200%, 10/15/17	552,059	0.4
190,000		QUALCOMM, Inc., 1.400%, 05/18/18	191,719	0.1
179,000		Xerox Corp., 2.950%, 03/15/17	180,582	0.1
			3,726,974	2.6

		Utilities: 1.2%
410,000		Black Hills Corp., 2.500%, 01/11/19	418,808	0.3
210,000		NextEra Energy Capital Holdings, Inc., 1.586%, 06/01/17	210,555	0.1
190,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	193,811	0.1
294,000		Southern California Edison Co., 1.125%, 05/01/17	294,678	0.2
406,000		Southern Co., 1.300%, 08/15/17	405,967	0.3
260,000		Southern Power Co., 1.500%, 06/01/18	261,422	0.2
			1,785,241	1.2

	Total Corporate Bonds/Notes
	(Cost $74,215,357)		74,954,378	52.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.5%
228,448	#	Americold LLC Trust, 1.947%, 01/14/29	228,677	0.2
194,190		Banc of America Commercial Mortgage Trust 2007-1 A1A, 5.428%, 01/15/49	196,669	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
480,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.723%, 06/10/49	$482,873	0.3
32,919		Banc of America Commercial Mortgage Trust 2007-3, 5.723%, 06/10/49	33,762	0.0
45,343		Banc of America Commercial Mortgage, Inc., 5.723%, 06/10/49	46,103	0.0
236,784	#	Banc of America Re-REMIC Trust 2009-UB2 A4AA, 5.807%, 02/24/51	240,832	0.2
350,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	352,222	0.2
288,469		Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	293,547	0.2
430,000		CD 2007-CD5 Mortgage Trust AJ, 6.326%, 11/15/44	442,443	0.3
190,000		CD 2007-CD5 Mortgage Trust, 6.326%, 11/15/44	195,361	0.1
628,436		Citigroup Commercial Mortgage Trust 2007-C6 A1A, 5.901%, 12/10/49	648,488	0.5
189,505		Citigroup Commercial Mortgage Trust, 5.431%, 10/15/49	189,878	0.1
640,000		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	644,790	0.5
540,000		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	540,506	0.4
411,790		COBALT CMBS Commercial Mortgage Trust 2007-C2 A3, 5.484%, 04/15/47	419,531	0.3
620,000	#	COMM 2010-RR1 GEA Mortgage Trust, 5.543%, 12/11/49	624,367	0.4
228,378	#	Commercial Mortgage Trust 2004-GG1 F, 6.255%, 06/10/36	231,537	0.2
450,639		Commercial Mortgage Trust, 5.289%, 12/11/49	457,371	0.3
500,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1, 5.415%, 02/25/21	498,605	0.4
9,158	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	9,158	0.0
620,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	621,893	0.4
464,258	#	CSMC Series 2009-RR1, 5.383%, 02/15/40	467,443	0.3
335,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	336,862	0.2
520,000	#	DBRR 2011-C32 Trust, 5.889%, 06/17/49	528,760	0.4
267,113		GS Mortgage Securities Corp. II, 5.560%, 11/10/39	267,829	0.2
250,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CIBC6, 5.379%, 07/12/37	247,945	0.2
270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, 5.927%, 06/15/49	270,351	0.2
380,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, 2.692%, 04/15/27	367,976	0.3
260,368		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	264,309	0.2
150,000	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1, 1.000%, 03/18/51	143,386	0.1
266,546		LB-UBS Commercial Mortgage Trust 2006-C7 A1A, 5.335%, 11/15/38	267,894	0.2
103,583		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.248%, 04/15/41	109,225	0.1
88,880		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 08/12/48	89,838	0.1
438,923		ML-CFC Commercial Mortgage Trust 2006-4, 5.172%, 12/12/49	441,234	0.3
198,328		ML-CFC Commercial Mortgage Trust 2007-9, 5.700%, 09/12/49	206,350	0.1
88,760		Morgan Stanley Capital I Trust 2007-TOP25, 5.514%, 11/12/49	89,392	0.1
44,366	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	44,332	0.0
263,589	#	Morgan Stanley Re-REMIC Trust 2010-GG10, 6.245%, 08/15/45	268,946	0.2
172,442	#	Morgan Stanley Reremic Trust, 5.988%, 08/12/45	175,566	0.1
374,072	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	378,571	0.3
390,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, 5.538%, 08/15/39	394,995	0.3
17,603		Wachovia Bank Commercial Mortgage Trust Series 2006-C23, 5.789%, 01/15/45	17,588	0.0

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
66,549	Wachovia Bank Commercial Mortgage Trust, 5.246%, 12/15/43	$66,985	0.0
493,974	Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	496,172	0.3
295,469	Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 2.852%, 02/25/34	297,410	0.2

	Total Collateralized Mortgage Obligations
	(Cost $13,944,437)	13,637,972	9.5

U.S. TREASURY OBLIGATIONS: 19.0%
	U.S. Treasury Bonds: 0.1%
80,000	2.500%, due 02/15/46	83,381	0.1

	U.S. Treasury Notes: 18.9%
17,151,000	0.625%, due 06/30/18	17,162,063	11.9
4,061,000	0.875%, due 06/15/19	4,081,305	2.8
159,000	1.125%, due 06/30/21	159,860	0.1
5,686,000	1.625%, due 07/31/20	5,849,029	4.1
		27,252,257	18.9

	Total U.S. Treasury Obligations
	(Cost $27,162,882)	27,335,638	19.0

ASSET-BACKED SECURITIES: 11.7%
	Automobile Asset-Backed Securities: 3.3%
90,000	BMW Vehicle Lease Trust 2015-2, 1.550%, 02/20/19	90,305	0.1
370,000	Capital Auto Receivables Asset Trust 2015-1 A3, 1.610%, 06/20/19	371,812	0.3
350,000	Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	350,815	0.2
250,000	CarMax Auto Owner Trust 2014-4 A4, 1.810%, 07/15/20	253,364	0.2
550,000	CarMax Auto Owner Trust 2015-3 A3, 1.630%, 06/15/20	554,800	0.4
100,000	CarMax Auto Owner Trust 2016-2, 1.520%, 02/16/21	100,639	0.1
190,000	GM Financial Automobile Leasing Trust 2015-3, 1.810%, 11/20/19	190,968	0.1
250,000	GM Financial Automobile Leasing Trust 2016-2, 1.760%, 03/20/20	250,793	0.2
480,000	Harley-Davidson Motorcycle Trust 2015-1, 1.670%, 08/15/22	483,961	0.3
300,000	# Hyundai Auto Lease Securitization Trust 2016-B, 1.680%, 04/15/20	300,907	0.2
350,000	Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	349,682	0.2
180,000	Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	180,695	0.1
200,000	Nissan Auto Lease Trust 2016-A, 1.650%, 10/15/21	200,679	0.1
180,000	# Porsche Innovative Lease Owner Trust 2015-1 A4, 1.430%, 05/21/21	180,320	0.1
403,284	Smart Trust, 1.050%, 10/14/18	402,897	0.3
160,000	Toyota Auto Receivables 2015-B Owner Trust A4, 1.740%, 09/15/20	161,901	0.1
160,000	Toyota Auto Receivables 2016-A Owner Trust A4, 1.470%, 09/15/21	161,783	0.1
100,000	USAA Auto Owner Trust 2015-1 A4, 1.540%, 11/16/20	100,901	0.1
110,000	World Omni Auto Receivables Trust 2015-B, 1.840%, 01/17/22	111,187	0.1
		4,798,409	3.3

	Credit Card Asset-Backed Securities: 2.2%
450,000	Cabela's Credit Card Master Note Trust, 1.780%, 06/15/22	452,814	0.3
270,000	Capital One Multi-Asset Execution Trust 2015-A7 A7, 1.450%, 08/16/21	272,376	0.2
500,000	Chase Issuance Trust 2015-A7 A7, 1.620%, 07/15/20	505,774	0.4
300,000	Chase Issuance Trust, 1.370%, 06/15/21	301,756	0.2
210,000	Citibank Credit Card Issuance Trust, 2.150%, 07/15/21	216,094	0.2
170,000	Discover Card Execution Note Trust, 0.872%, 07/15/21	170,489	0.1
200,000	Discover Card Execution Note Trust, 1.450%, 03/15/21	202,181	0.1
340,000	Discover Card Execution Note Trust, 1.670%, 01/18/22	345,732	0.2
230,000	Discover Card Execution Note Trust, 2.120%, 12/15/21	235,968	0.2
210,000	Synchrony Credit Card Master Note Trust 2014-1 A, 1.600%, 04/15/21	210,943	0.1
280,000	Synchrony Credit Card Master Note Trust 2016-1 A, 2.040%, 03/15/22	285,317	0.2
		3,199,444	2.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: 0.1%
100,675		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	$101,786	0.1

		Other Asset-Backed Securities: 6.1%
430,000	#	American Residential Properties 2014-SFR1 Trust, 2.785%, 09/17/31	426,798	0.3
500,000	#	Apidos Cinco CDO Ltd. 2007-12A C, 2.876%, 05/14/20	492,268	0.3
300,000	#	ARES XI CLO Ltd. 2007-11A C, 1.879%, 10/11/21	284,570	0.2
250,000	#	Atrium V 5A D, 4.336%, 07/20/20	250,057	0.2
120,371	#	CIFC Funding 2006-2A B2L, 4.673%, 03/01/21	119,022	0.1
400,000	#	CIFC Funding 2006-I2A B1L, 2.273%, 03/01/21	393,924	0.3
241,175	#	CIFC Funding 2007-I Ltd., 4.530%, 05/10/21	237,889	0.2
500,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.147%, 12/20/20	484,007	0.3
500,000	#	Golden Tree Loan Opportunities V Ltd. 2007-5A D, 3.883%, 10/18/21	499,952	0.3
300,000	#	GoldenTree Loan Opportunities IV Ltd., 4.876%, 08/18/22	298,462	0.2
75,505	#	GSAMP Trust 2005-SEA2, 0.803%, 01/25/45	74,889	0.1
500,000	#	Gulf Stream - Compass CLO 2007-1A C Ltd., 2.634%, 10/28/19	499,941	0.3
500,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 4.084%, 10/28/19	500,129	0.4
250,000	#	Kingsland III Ltd. 2006-3A B, 1.311%, 08/24/21	236,402	0.2
500,000	#	KKR Financial CLO 2007-1A D Ltd., 2.876%, 05/15/21	500,077	0.4
500,000	#	KKR Financial CLO 2007-1A E Ltd, 5.626%, 05/15/21	499,975	0.4
500,000	#	Madison Park Funding III Ltd. 2006-3A D, 4.088%, 10/25/20	491,595	0.3
250,000	#	Madison Park Funding Ltd. 2007-6A E, 5.886%, 07/26/21	243,930	0.2
330,000	#	MSIM Peconic Bay Ltd. 2007-1A C, 2.634%, 07/20/19	330,012	0.2
334,000	#	MSIM Peconic Bay Ltd. 2007-1A D, 3.884%, 07/20/19	333,999	0.2
500,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.638%, 03/25/20	495,497	0.3
1,000,000	#	Muir Grove CLO Ltd. 2007-1A C, 3.638%, 03/25/20	999,986	0.7
			8,693,381	6.1

	Total Asset-Backed Securities
	(Cost $16,753,633)		16,793,020	11.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.2%
		Federal Home Loan Mortgage Corporation: 2.1%##
700,375		5.000%, due 07/15/39	760,349	0.5
82,581		5.500%, due 01/01/37	91,972	0.1
185,239		5.500%, due 08/01/38	206,289	0.2
18,473		5.500%, due 10/01/38	20,570	0.0
25,784		5.500%, due 10/01/38	28,844	0.0
535,029		5.500%, due 11/01/38	603,605	0.4
368,619		5.500%, due 02/01/39	410,643	0.3
739,679		6.000%, due 12/15/28	851,891	0.6
			2,974,163	2.1

		Federal National Mortgage Association: 2.2%##
162,683		3.000%, due 12/25/39	165,973	0.1
372,568		3.000%, due 04/25/40	386,542	0.3
416,477		3.000%, due 05/25/40	431,252	0.3
120,873		4.000%, due 10/25/50	123,008	0.1
260,965		4.500%, due 10/25/40	275,833	0.2
477,842		5.000%, due 01/01/23	511,016	0.3
900,000		5.000%, due 07/25/24	947,334	0.7
288,807		5.000%, due 07/01/34	322,608	0.2
			3,163,566	2.2

		Government National Mortgage Association: 1.9%
644,602		1.086%, due 11/20/65	642,603	0.4
568,372		2.500%, due 12/20/39	587,373	0.4
358,193		4.397%, due 05/16/51	393,842	0.3
1,012,745		7.104%, due 04/20/39	1,177,270	0.8
			2,801,088	1.9

	Total U.S. Government Agency Obligations
	(Cost $8,797,518)		8,938,817	6.2

	Total Long-Term Investments
	(Cost $140,873,827)		141,659,825	98.5

SHORT-TERM INVESTMENTS: 1.8%
		Securities Lending Collateralcc: 0.6%
850,238		Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $850,249, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $867,243, due 07/15/16-09/20/65)
		(Cost $850,238)	850,238	0.6

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
1,718,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $1,718,000)	$1,718,000	1.2

	Total Short-Term Investments
	(Cost $2,568,238)	2,568,238	1.8

	Total Investments in Securities (Cost $143,442,065)	$144,228,063	100.3
	Liabilities in Excess of Other Assets	(398,681)	(0.3)
	Net Assets	$143,829,382	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,179,339
Gross Unrealized Depreciation	(393,341)

Net Unrealized Appreciation	$785,998

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$74,954,378	$–	$74,954,378
Collateralized Mortgage Obligations	–	13,637,972	–	13,637,972
Short-Term Investments	1,718,000	850,238	–	2,568,238
U.S. Treasury Obligations	–	27,335,638	–	27,335,638
U.S. Government Agency Obligations	–	8,938,817	–	8,938,817
Asset-Backed Securities	–	16,793,020	–	16,793,020
Total Investments, at fair value	$1,718,000	$142,510,063	$–	$144,228,063
Other Financial Instruments+
Futures	407,712	–	–	407,712
Total Assets	$2,125,712	$142,510,063	$–	$144,635,775
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(395,909)	$–	$(395,909)

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Futures	$(135,740)	$–	$–	$(135,740)
Total Liabilities	$(135,740)	$(395,909)	$–	$(531,649)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	124	09/30/16	$27,196,687	$187,869
U.S. Treasury 5-Year Note	113	09/30/16	13,804,539	208,171
U.S. Treasury Ultra Long Bond	1	09/21/16	186,375	11,672
			$41,187,601	$407,712
Short Contracts
U.S. Treasury 10-Year Note	(38)	09/21/16	(5,053,407)	(135,740)
			$(5,053,407)	$(135,740)

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Short Term Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.493%	Chicago Mercantile Exchange	07/31/20	USD	8,186,000	$(190,224)	$(190,224)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.559%	Chicago Mercantile Exchange	11/05/20	USD	7,785,000	(205,685)	(205,685)
					$(395,909)	$(395,909)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$407,712
Total Asset Derivatives		$407,712

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$135,740
Interest rate contracts	Interest rate swaps*	395,909
Total Liability Derivatives		$531,649

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.4%
		Basic Materials: 0.1%
150,000		Eagle Spinco, Inc., 4.625%, 02/15/21	$154,125	0.1

		Communications: 2.2%
290,000		AT&T, Inc., 3.400%, 05/15/25	297,336	0.3
278,000		CBS Corp., 4.000%, 01/15/26	297,452	0.3
150,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	154,875	0.1
273,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	294,313	0.3
150,000		Lamar Media Corp., 5.375%, 01/15/24	157,125	0.1
150,000		Netflix, Inc., 5.875%, 02/15/25	158,062	0.1
200,000	#	Numericable Group SA, 6.250%, 05/15/24	192,000	0.2
150,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	155,438	0.1
150,000		Sprint Corp., 7.125%, 06/15/24	119,438	0.1
259,000		Time Warner Cable, Inc., 5.000%, 02/01/20	281,772	0.2
150,000		T-Mobile USA, Inc., 6.836%, 04/28/23	159,000	0.1
150,000	#	Univision Communications, Inc., 5.125%, 02/15/25	148,875	0.1
249,000		Verizon Communications, Inc., 5.150%, 09/15/23	290,549	0.2
			2,706,235	2.2

		Consumer, Cyclical: 1.3%
150,000		AMC Entertainment, Inc., 5.750%, 06/15/25	150,000	0.1
150,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	155,250	0.1
239,000		CVS Health Corp., 3.875%, 07/20/25	263,514	0.2
150,000	#	Dollar Tree, Inc., 5.750%, 03/01/23	160,125	0.2
200,000	L	Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	199,500	0.2
150,000	#	Hot Topic, Inc., 9.250%, 06/15/21	152,625	0.1
150,000	L	MGM Resorts International, 6.000%, 03/15/23	158,625	0.2
150,000	#,L	Michaels Stores, Inc., 5.875%, 12/15/20	156,750	0.1
150,000		Ryland Group, Inc., 5.375%, 10/01/22	153,375	0.1
			1,549,764	1.3

		Consumer, Non-cyclical: 2.0%
277,000		Actavis Funding SCS, 3.000%, 03/12/20	285,660	0.2
280,000		Celgene Corp., 3.250%, 08/15/22	289,635	0.3
150,000		HCA, Inc., 5.375%, 02/01/25	154,125	0.1
150,000		HealthSouth Corp., 5.750%, 11/01/24	151,350	0.1
150,000	L	Hertz Corp., 7.375%, 01/15/21	155,625	0.1
275,000	#	Kraft Heinz Foods Co., 2.800%, 07/02/20	285,861	0.2
278,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	284,211	0.2
150,000	#	Post Holdings, Inc., 8.000%, 07/15/25	167,062	0.2
263,000		Reynolds American, Inc., 4.450%, 06/12/25	294,389	0.3
150,000		Tenet Healthcare Corp., 6.750%, 06/15/23	144,187	0.1
150,000	L	United Rentals North America, Inc., 6.125%, 06/15/23	156,938	0.1
150,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	121,219	0.1
			2,490,262	2.0

		Diversified: 0.1%
150,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	154,687	0.1

		Energy: 0.1%
150,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	156,000	0.1

		Financial: 4.5%
150,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.625%, 10/30/20	156,075	0.1
150,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	144,375	0.1
327,000		Bank of America Corp., 2.625%, 10/19/20	332,580	0.3
409,000	#	BPCE SA, 4.500%, 03/15/25	409,713	0.3
281,000		Chubb INA Holdings, Inc., 3.350%, 05/03/26	299,666	0.3
150,000		CIT Group, Inc., 5.000%, 08/15/22	153,000	0.1
280,000		Citigroup, Inc., 2.650%, 10/26/20	285,251	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
150,000		Equinix, Inc., 5.750%, 01/01/25	$156,000	0.1
150,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	146,813	0.1
403,000	#	GE Capital International Funding Co., 3.373%, 11/15/25	440,496	0.4
279,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	289,270	0.2
281,000		HCP, Inc., 4.000%, 06/01/25	283,943	0.2
200,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	213,283	0.2
150,000		Iron Mountain, Inc., 5.750%, 08/15/24	152,250	0.1
277,000		JPMorgan Chase & Co., 4.250%, 10/01/27	294,960	0.3
184,000		JPMorgan Chase & Co., 6.125%, 12/29/49	190,900	0.2
400,000	#	Lloyds Banking Group PLC, 4.582%, 12/10/25	403,062	0.3
86,000		M&T Bank Corp., 6.450%, 12/29/49	92,450	0.1
268,000		Morgan Stanley, 4.000%, 07/23/25	287,658	0.2
200,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	203,614	0.2
269,000		Wells Fargo & Co., 4.300%, 07/22/27	290,716	0.2
89,000		Wells Fargo & Co., 5.900%, 12/29/49	91,670	0.1
280,000		XLIT Ltd., 4.450%, 03/31/25	283,193	0.2
			5,600,938	4.5

		Industrial: 0.7%
217,621	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	220,885	0.2
150,000	#	Building Materials Corp. of America, 6.000%, 10/15/25	157,500	0.1
200,000		Lockheed Martin Corp., 3.550%, 01/15/26	218,631	0.2
150,000	#	Multi-Color Corp., 6.125%, 12/01/22	154,125	0.1
150,000	#	Sealed Air Corp., 5.500%, 09/15/25	156,563	0.1
			907,704	0.7

		Technology: 0.3%
150,000	#	First Data Corp., 7.000%, 12/01/23	152,812	0.1
150,000		NCR Corp., 6.375%, 12/15/23	153,750	0.2
			306,562	0.3

		Utilities: 0.1%
150,000		NRG Energy, Inc., 6.250%, 07/15/22	147,375	0.1

	Total Corporate Bonds/Notes
	(Cost $13,748,460)		14,173,652	11.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 32.0%
899,725		Adjustable Rate Mortgage Trust 2006-2, 3.306%, 05/25/36	836,453	0.7
267,404		Alternative Loan Trust 2005-10CB 1A1, 0.953%, 05/25/35	206,869	0.2
1,066,773		Alternative Loan Trust 2005-10CB, 0.903%, 05/25/35	822,768	0.7
1,102,912		Alternative Loan Trust 2005-23CB, 5.500%, 07/25/35	1,034,757	0.8
345,147		Alternative Loan Trust 2005-51 3A2A, 1.727%, 11/20/35	300,978	0.2
118,209		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	106,749	0.1
549,406		Alternative Loan Trust 2005-J2 1A12, 0.853%, 04/25/35	432,815	0.3
60,832		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	46,302	0.0
1,294,800		Alternative Loan Trust 2006-18CB, 0.853%, 07/25/36	705,665	0.6
311,892		Alternative Loan Trust 2006-19CB A12, 0.853%, 08/25/36	186,688	0.1
1,320,795		Alternative Loan Trust 2006-19CB, 1.053%, 08/25/36	809,049	0.6
1,002,460		Alternative Loan Trust 2006-HY11 A1, 0.573%, 06/25/36	759,433	0.6
322,872		Alternative Loan Trust 2007-2CB 2A1, 1.053%, 03/25/37	188,044	0.2
629,750		Alternative Loan Trust 2007-HY8C, 0.613%, 09/25/47	494,050	0.4
156,394		American Home Mortgage Assets Trust 2006-3 2A11, 1.377%, 10/25/46	109,449	0.1
289,830	#	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	291,454	0.2
15,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.723%, 06/10/49	15,090	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,010,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.000%, 02/10/51	$1,018,087	0.8
23,320		Banc of America Mortgage 2005-J Trust 2A4, 2.929%, 11/25/35	21,554	0.0
253,749	#	Banc of America Re-REMIC Trust 2010-UBER5 A4A, 5.673%, 02/17/51	255,630	0.2
198,864		Bear Stearns ALT-A Trust 2005-7 22A1, 2.902%, 09/25/35	167,044	0.1
459,504		Bear Stearns ALT-A Trust 2006-6 31A1, 2.907%, 11/25/36	345,890	0.3
1,192,384		Bear Stearns ALT-A Trust 2006-6 32A1, 2.826%, 11/25/36	823,080	0.7
25,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 6.083%, 06/11/50	24,594	0.0
385,194		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 2.878%, 01/26/36	300,515	0.2
70,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.746%, 07/25/25	70,561	0.1
88,361		Chase Mortgage Finance Trust Series 2006-A1, 2.763%, 09/25/36	79,018	0.1
183,023		CHL Mortgage Pass-Through Trust 2004-22 A3, 2.674%, 11/25/34	173,538	0.1
345,685		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.955%, 03/25/36	316,767	0.3
252,221		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 2.861%, 08/25/35	234,395	0.2
168,787		Citigroup Mortgage Loan Trust, 5.366%, 11/25/36	145,577	0.1
7,832,230	#,^	COMM 2012 - LTRT XA Mortgage Trust, 1.186%, 10/05/30	372,647	0.3
4,911,306	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.239%, 05/15/45	401,656	0.3
1,127,853	^	COMM 2012-CCRE4 XA Mortgage Trust, 2.072%, 10/15/45	89,281	0.1
2,330,198	^	COMM 2013-LC6 XA Mortgage Trust, 1.866%, 01/10/46	145,455	0.1
7,912,477	^	COMM 2014-CCRE21 Mortgage Trust, 1.154%, 12/10/47	466,599	0.4
10,200,843	#,^	COMM 2015-PC1 Mortgage Trust, 0.939%, 07/10/50	459,928	0.4
46,877		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.953%, 11/25/35	25,978	0.0
10,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	8,995	0.0
10,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.736%, 05/15/36	10,446	0.0
1,115,264		Deutsche ALT-A Securities, Inc. ALT, 0.753%, 04/25/37	570,251	0.5
284,348	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.126%, 06/27/37	281,647	0.2
60,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.353%, 07/25/24	56,464	0.0
190,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.353%, 11/25/24	194,169	0.2
375,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.453%, 11/25/24	381,055	0.3
130,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.453%, 05/25/25	130,147	0.1
120,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.753%, 02/25/25	121,961	0.1
146,261		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	108,751	0.1
1,452,659	^	Freddie Mac Series 3049 PI, 6.208%, 10/15/35	266,215	0.2
100,000	^	Freddie Mac Series K015 X3, 2.896%, 08/25/39	12,608	0.0
120,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.053%, 04/25/24	117,290	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.203%, 10/25/24	102,410	0.1
260,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.603%, 01/25/25	270,452	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
110,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.253%, 03/25/25	$113,893	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.153%, 03/25/28	494,736	0.4
742,423	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	3,208	0.0
543,664	#	GE Capital Commercial Mortgage Corp. 2004-C3 H, 5.564%, 07/10/39	543,058	0.4
6,871		HomeBanc Mortgage Trust 2004-1 2A, 1.313%, 08/25/29	6,407	0.0
109,253		HomeBanc Mortgage Trust 2005-3 A2, 0.763%, 07/25/35	103,454	0.1
136,065		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.663%, 04/25/46	99,770	0.1
585,156		JP Morgan Alternative Loan Trust, 0.723%, 03/25/36	582,381	0.5
8,490,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.441%, 12/15/47	170,001	0.1
140,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.501%, 06/12/41	137,783	0.1
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, 5.927%, 06/15/49	1,001,301	0.8
500,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4, 5.577%, 07/15/46	550,737	0.4
7,277,731	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.873%, 06/15/45	441,384	0.4
839,531		JP Morgan Chase Commercial Mortgage Securities Trust, 5.129%, 10/15/42	838,713	0.7
151,860		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/36	121,645	0.1
464,695		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	412,907	0.3
1,029,476		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/36	850,460	0.7
200,000	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1, 1.000%, 03/18/51	191,182	0.2
14,517		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	15,350	0.0
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	978,749	0.8
760,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	759,060	0.6
1,000,000	#	LB-UBS Commercial Mortgage Trust 2005-C5, 5.350%, 09/15/40	958,324	0.8
10,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	10,068	0.0
10,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.991%, 06/15/38	9,987	0.0
188,653	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.101%, 09/15/39	188,967	0.2
1,000,000		LB-UBS Commercial Mortgage Trust 2007-C1, 5.484%, 02/15/40	1,005,937	0.8
10,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.323%, 07/15/40	9,969	0.0
8,770		LB-UBS Commercial Mortgage Trust, 5.206%, 08/15/36	8,769	0.0
112,361		Lehman Mortgage Trust 2005-1 1A3, 5.500%, 11/25/35	104,397	0.1
111,638		Lehman XS Trust Series 2005-5N 1A2, 0.813%, 11/25/35	85,120	0.1
229,953		Lehman XS Trust Series 2006-14N 2A, 0.653%, 09/25/46	184,668	0.1
270,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	282,332	0.2
90,000	#	Morgan Stanley Capital I Trust 2011-C3 E, 5.348%, 07/15/49	88,607	0.1
1,758,152		Morgan Stanley Mortgage Loan Trust 2006-9AR, 0.603%, 08/25/36	848,931	0.7
136,200		Opteum Mortgage Acceptance Corp. Trust 2006-1 1APT, 0.663%, 04/25/36	113,385	0.1
87,769		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	78,075	0.1
243,095		Structured Adjustable Rate Mortgage Loan Trust, 2.892%, 03/25/35	236,837	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 6.030%, 05/15/43	$997,995	0.8
217,040		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 1.899%, 10/25/36	183,516	0.1
249,937		WaMu Mortgage Pass Through Certificates, 2.471%, 09/25/36	227,174	0.2
41,593		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.484%, 10/25/36	36,294	0.0
1,024,686		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust 1A4, 2.204%, 11/25/36	909,616	0.7
281,295		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 2.204%, 11/25/36	249,706	0.2
130,030		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.717%, 12/25/36	114,081	0.1
46,334		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 3.672%, 08/25/36	41,857	0.0
162,455		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.448%, 08/25/46	141,731	0.1
247,352		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.506%, 12/25/36	215,432	0.2
24,783		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.277%, 04/25/37	21,309	0.0
137,208		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.365%, 07/25/37	111,611	0.1
1,310,523		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust, 1.353%, 11/25/35	912,216	0.7
238,189		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	209,052	0.2
366,544		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	339,817	0.3
356,313		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.397%, 08/25/46	240,609	0.2
1,567,858		Washington Mutual Mortgage Pass-Through Certificates, 1.053%, 07/25/36	802,069	0.6
115,610		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.883%, 06/25/37	82,761	0.1
1,819,921	^	Wells Fargo Commercial Mortgage Trust 2014-LC16, 1.615%, 08/15/50	128,603	0.1
1,736,135		Wells Fargo Mortgage Backed Securities 2006-AR12 Trust 1A1, 2.810%, 09/25/36	1,637,040	1.3
1,261,571		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 2.737%, 10/25/36	1,198,907	1.0
73,795		Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 2.830%, 03/25/36	70,102	0.1
207,984		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 3.085%, 05/25/36	197,996	0.2
221,042		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 3.085%, 05/25/36	210,427	0.2
1,059,220		Wells Fargo Mortgage Backed Securities 2007-3 Trust, 0.615%, 04/25/37	841,431	0.7
279,777		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 2.786%, 12/28/37	252,829	0.2
545,989	#,^	Wells Fargo Mortgage Backed Securities Trust 2012-C8 XA, 2.306%, 08/15/45	41,045	0.0
517,092	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.518%, 04/15/45	41,546	0.0
4,159,989	#,^	WFRBS Commercial Mortgage Trust 2012-C9, 2.295%, 11/15/45	358,264	0.3
6,357,500	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.538%, 03/15/48	390,325	0.3

	Total Collateralized Mortgage Obligations
	(Cost $40,154,110)		39,753,181	32.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Bonds: 0.0%
2,000		2.500%, due 02/15/46	$2,085	0.0

		U.S. Treasury Notes: 0.1%
20,000		0.625%, due 06/30/17	20,024	0.1
44,000		0.625%, due 06/30/18	44,017	0.0
9,000		1.375%, due 06/30/23	9,045	0.0
			73,086	0.1

	Total U.S. Treasury Obligations
	(Cost $75,000)		75,171	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.6%
		Federal Home Loan Mortgage Corporation: 2.0%##
2,255,243	^	4.000%, due 05/15/39	265,925	0.2
501,264	^	4.358%, due 01/15/40	69,989	0.1
2,286,947	^	4.500%, due 07/15/41	354,532	0.3
150,455	^^	4.993%, due 05/15/36	135,108	0.1
1,207,036	^	6.000%, due 03/01/33	253,591	0.2
747,077	^	6.000%, due 07/15/39	76,863	0.1
352,637	^	6.258%, due 05/15/35	21,063	0.0
818,289	^	6.500%, due 06/15/32	157,605	0.1
1,753,597	^	6.658%, due 05/15/36	353,225	0.3
553,162	^	7.008%, due 02/15/33	114,128	0.1
136,293	^	7.358%, due 05/15/30	31,695	0.0
408,275	^	7.658%, due 06/15/31	106,983	0.1
240,532	^	7.958%, due 12/15/31	61,968	0.0
58,493		8.000%, due 08/15/35	70,168	0.1
339,689	^	8.108%, due 11/15/30	75,919	0.1
43,341		16.713%, due 05/15/35	52,757	0.0
77,160		60.695%, due 12/15/35	249,292	0.2
			2,450,811	2.0

		Federal National Mortgage Association: 1.0%##
44,819,988	^	0.050%, due 06/25/42	88,004	0.1
648,987	^	4.500%, due 10/25/41	76,175	0.1
15,213		5.500%, due 10/01/39	17,280	0.0
1,869,641	^	5.747%, due 04/25/33	287,826	0.2
184,549	^	6.047%, due 09/25/34	37,172	0.0
1,116,934	^	6.047%, due 06/25/38	69,012	0.0
1,050,230	^	6.097%, due 04/25/39	222,578	0.2
531,971	^	6.147%, due 03/25/32	101,347	0.1
1,650,247	^	6.147%, due 06/25/35	282,779	0.2
252,544	^	6.597%, due 08/25/34	54,807	0.0
307,660	^	8.047%, due 08/25/30	80,687	0.1
			1,317,667	1.0

		Government National Mortgage Association: 1.6%
11,447,128	^	0.200%, due 07/20/34	85,507	0.1
5,113,997	^	0.650%, due 11/20/37	110,610	0.1
110,047	^	3.500%, due 10/20/41	13,716	0.0
471,827	^	4.000%, due 04/20/40	3,486	0.0
523,870	^	4.000%, due 08/20/44	95,974	0.1
1,557,831	^	4.000%, due 10/20/44	286,248	0.2
686,120	^	4.500%, due 01/16/43	131,482	0.1
492,957	^	5.000%, due 04/20/39	12,303	0.0
353,107	^	5.652%, due 09/20/43	57,965	0.0
485,161	^	5.702%, due 07/20/43	79,886	0.1
1,021,431	^	5.958%, due 05/16/38	218,776	0.2
1,856,862	^	5.958%, due 01/16/40	381,083	0.3
2,160,654	^	6.038%, due 12/16/39	411,542	0.3
758,432	^	6.152%, due 01/20/40	101,558	0.1
			1,990,136	1.6

	Total U.S. Government Agency Obligations
	(Cost $5,270,811)		5,758,614	4.6

ASSET-BACKED SECURITIES: 9.3%
		Home Equity Asset-Backed Securities: 0.4%
793,606		GSAA Home Equity Trust 2006-3, 0.753%, 03/25/36	531,328	0.4

		Other Asset-Backed Securities: 8.9%
140,000	#	American Homes 4 Rent 2015-SFR2 Trust Class C, 4.691%, 10/17/45	149,514	0.1
750,000	#	ARES XI CLO Ltd. 2007-11A D, 3.629%, 10/11/21	712,848	0.6
1,000,000	#	Carlyle High Yield Partners IX Ltd., 2.256%, 08/01/21	937,330	0.7
500,000	#	CIFC Funding 2007-I Ltd., 2.130%, 05/10/21	476,373	0.4
675,290	#	CIFC Funding 2007-I Ltd., 4.530%, 05/10/21	666,089	0.5
500,000	#	Cornerstone CLO Ltd. 2007-1A B, 1.578%, 07/15/21	482,806	0.4
1,809,604		CSAB Mortgage-Backed Trust 2007-1, 5.858%, 05/25/37	868,544	0.7
750,000	#	Dryden XI-Leveraged Loan CDO 2006, 2.231%, 04/12/20	749,846	0.6
1,262,921		FBR Securitization Trust 2005-3 AV24, 1.133%, 10/25/35	1,095,212	0.9
500,000	#	Goldman Sachs Asset Management CLO PLC, 3.387%, 08/01/22	493,116	0.4
500,000	#	Halcyon Loan Investors CLO I, Inc. 2006-1A D, 4.136%, 11/20/20	472,241	0.4
500,000	#	Halcyon Loan Investors CLO II, Inc. 2007-2A C, 2.038%, 04/24/21	472,060	0.4
100,000	#	Invitation Homes Trust 2014-SFR2 E, 3.597%, 06/17/32	96,864	0.1
500,000	#	KKR Financial CLO 2007-1A E Ltd, 5.626%, 05/15/21	499,975	0.4
500,000	#	MSIM Peconic Bay Ltd. 2007-1A D, 3.884%, 07/20/19	499,999	0.4
235,583	#	OHA Park Avenue CLO I Ltd., 1.976%, 03/14/22	224,038	0.2
400,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	392,627	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000	#	Shasta CLO Ltd. 2007-1A BSL, 4.184%, 04/20/21	$477,209	0.4
750,000	#	Telos CLO 2007-2A D Ltd., 2.828%, 04/15/22	733,349	0.6
500,000	#	WG Horizons CLO I 2006-1A C, 2.367%, 05/24/19	487,673	0.4
			10,987,713	8.9

	Total Asset-Backed Securities
	(Cost $11,760,242)		11,519,041	9.3
LOANS: 25.1%
		Aerospace/Defense: 0.1%
71,053		TransDigm, Inc. 2016 Delayed Draw Term Loan F, 3.000%, 06/09/23	70,320	0.0
78,947		TransDigm, Inc. 2016 Term Loan F, 3.000%, 06/09/23	78,133	0.1
			148,453	0.1

		Agriculture: 0.2%
250,000		NVA Holdings, Inc. 2016 Term Loan, 4.500%, 08/14/21	250,000	0.2

		Automotive: 1.0%
248,734		CS Intermediate Holdco 2 LLC - New Term Loan B, 3.000%, 04/04/21	248,630	0.2
248,744		Dynacast International LLC - Term Loan B, 3.500%, 01/30/22	249,366	0.2
248,737		Midas Intermediate Holdco II, LLC - Incremental Term Loan B, 3.500%, 08/18/21	248,426	0.2
248,750		NN, Inc. - 2015 Term Loan B, 4.750%, 10/19/22	248,128	0.2
248,750		TI Group Automotive Systems, L.L.C. - 2015 USD Term Loan, 3.500%, 06/30/22	244,397	0.2
			1,238,947	1.0

		Basic Materials: 0.2%
248,747		Zep Inc. - Term Loan, 4.500%, 06/27/22	249,213	0.2

		Beverages: 0.2%
236,667		Maple Holdings Acquisition Corp. USD Term Loan B, 4.500%, 03/03/23	237,308	0.2

		Building & Development: 0.8%
223,284		Doosan Infracore International, Inc. - Term Loan B, 3.500%, 05/28/21	221,610	0.2
196,429		LS Newco Pty Ltd. - USD Term Loan B, 4.500%, 04/29/22	198,147	0.2
400,000		Quikrete Holdings, Inc. - 1st Lien Term Loan, 3.000%, 09/26/20	399,750	0.3
150,000		Zekelman Industries, Inc. Term Loan B, 5.000%, 06/14/21	150,000	0.1
			969,507	0.8

		Business Equipment & Services: 0.7%
248,750		AlixPartners, LLP - 2015 Term Loan B, 3.500%, 07/15/22	248,957	0.2
248,734		Learning Care Group (US) No. 2 Inc. - New Term Loan, 4.000%, 05/05/21	249,356	0.2
248,718		SurveyMonkey Inc. - Term Loan B, 5.000%, 02/04/19	244,987	0.2
150,000		West Corporation 2016 Term Loan B12, 3.000%, 06/01/23	149,813	0.1
			893,113	0.7

		Cable & Satellite Television: 0.7%
250,000		Liberty Cablevision of Puerto Rico LLC - 1st Lien Term Loan, 3.500%, 12/31/21	246,667	0.2
150,000		Telenet International Finance S.a.r.l. Term Loan AD, 3.500%, 06/30/24	149,375	0.1
248,744		WideOpenWest Finance LLC - 2015 Term Loan B, 3.500%, 04/01/19	248,433	0.2
247,021		Yankee Cable Acquisition, LLC - Term Loan B, 3.250%, 03/01/20	247,445	0.2
			891,920	0.7

		Chemicals: 0.4%
250,000		Huntsman International, LLC 2016 Term Loan B, 3.500%, 03/23/23	250,625	0.2
250,000		Kraton Polymers, LLC - Term Loan B, 5.000%, 01/06/22	246,656	0.2
			497,281	0.4

		Chemicals & Plastics: 0.9%
85,549		Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 4.250%, 05/31/23	84,747	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
LOANS: (continued)
	Chemicals & Plastics: (continued)
64,451	Allnex USA, Inc. 2016 USD Term Loan B3, 4.250%, 05/31/23	$63,847	0.0
150,000	Avantor Performance Materials Holdings, Inc. 2016 1st Lien Term Loan, 5.000%, 06/13/23	149,250	0.1
100,000	Avantor Performance Materials Holdings, Inc. 2016 2nd Lien Term Loan, 9.500%, 06/13/24	98,000	0.1
386	Azelis Finance S.A. 2015 USD Term Loan, 5.500%, 12/15/22	388	0.0
244,146	Emerald Performance Materials, LLC - New 1st Lien Term Loan, 3.500%, 08/01/21	243,650	0.2
35,286	Flint Group GmbH - USD Term Loan C, 3.500%, 05/02/21	34,933	0.0
213,451	Flint Group US LLC - USD 1st Lien Term Loan B2, 3.500%, 05/03/21	211,317	0.2
248,743	Ineos US Finance LLC - 2015 USD Term Loan, 3.250%, 03/31/22	245,323	0.2
		1,131,455	0.9

	Clothing/Textiles: 0.2%
248,741	Varsity Brands, Inc. - 1st Lien Term Loan, 4.000%, 12/03/21	248,367	0.2

	Commercial Services: 0.4%
248,750	Knowledge Universe Education LLC 2015 1st Lien Term Loan, 5.000%, 08/11/22	246,884	0.2
87,276	Otter Products, LLC 2014 Term Loan, 4.750%, 06/03/20	75,058	0.1
150,000	Prime Security Services Borrower, LLC Incremental 1st Lien Term Loan, 3.750%, 04/07/22	150,844	0.1
		472,786	0.4

	Computers: 0.2%
310,000	Western Digital Corporation USD Term Loan B, 5.500%, 04/29/23	311,744	0.2

	Consumer, Non-cyclical: 0.0%
634	TransUnion, LLC - Term Loan B2, 2.750%, 04/09/21	629	0.0

	Containers & Glass Products: 0.8%
248,837	Berlin Packaging LLC - 2014 1st Lien Term Loan, 3.500%, 10/01/21	248,785	0.2
248,125	Peacock Engineering Company, LLC - 2015 Term Loan B, 4.250%, 07/27/22	246,264	0.2
248,751	Prolampac Intermediate Inc. - 1st Lien Term Loan, 4.750%, 07/29/22	247,041	0.2
248,744	SIG Combibloc US Acquisition Inc - USD Term Loan, 3.250%, 01/14/22	248,141	0.2
		990,231	0.8

	Cosmetics/Personal Care: 0.4%
250,000	Coty Inc. - USD Term Loan B, 3.000%, 10/27/22	250,102	0.2
250,000	Galleria Co. USD Term Loan B, 3.000%, 01/26/23	250,153	0.2
		500,255	0.4

	Diversified Financial Services: 0.4%
248,738	National Financial Partners Corp. - New Term Loan B, 3.500%, 01/07/20	246,811	0.2
250,000	NorthStar Asset Management Group Inc. - Term Loan B, 3.875%, 01/12/23	249,687	0.2
		496,498	0.4

	Drugs: 0.2%
201,039	Akorn, Inc. - Term Loan B, 4.250%, 04/17/21	202,295	0.2

	Electronics/Electrical: 1.9%
248,744	AF Borrower LLC - 1st Lien Term Loan, 5.250%, 01/28/22	247,500	0.2
241,019	Blackboard, Inc. - Term Loan B3, 3.750%, 10/04/18	227,763	0.2
248,750	Blue Coat Holdings Inc. - 2015 Term Loan, 3.500%, 05/15/22	248,455	0.2
200,000	Dell Inc. 2016 Term Loan B, 3.250%, 05/24/23	199,583	0.2
248,761	Epiq Systems, Inc. - Term Loan B, 3.750%, 08/27/20	247,517	0.2
150,000	Eze Castle Software Inc. 2016 1st Lien Term Loan, 3.500%, 06/06/20	149,438	0.1
245,764	Kronos Incorporated - Initial Incremental Term Loan, 3.500%, 10/30/19	245,559	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
LOANS: (continued)
	Electronics/Electrical: (continued)
249,375	Lully Finance LLC - USD Term Loan B1, 4.000%, 07/27/22	$247,505	0.2
150,000	Micron Technology Inc Term Loan, 6.000%, 04/15/22	151,141	0.1
221,908	TTM Technologies, Inc. 1st Lien Term Loan, 5.000%, 05/31/21	219,966	0.2
150,000	Veritas Bermuda Ltd. USD Term Loan B1, 5.625%, 01/29/23	131,250	0.1
		2,315,677	1.9

	Entertainment: 0.2%
219,012	American Casino & Entertainment Properties LLC - 2015 Term Loan, 3.750%, 07/07/22	218,464	0.2

	Food Products: 1.1%
244,989	AdvancePierre Foods, Inc. - Term Loan, 07/10/17	245,050	0.2
200,000	AdvancePierre Foods, Inc. 2016 Term Loan, 3.750%, 06/02/23	200,050	0.1
248,724	CSM Bakery Solutions LLC - 1st Lien Term Loan, 4.000%, 07/03/20	245,926	0.2
248,728	Del Monte Foods, Inc. - 1st Lien Term Loan, 3.250%, 02/18/21	233,389	0.2
248,750	Hostess Brands, LLC - 1st Lien Term Loan, 3.500%, 08/03/22	249,061	0.2
249,375	JBS USA, LLC - 2015 Term Loan B, 3.000%, 10/30/22	249,141	0.2
		1,422,617	1.1

	Food Service: 0.1%
150,000	US Foods, Inc. 2016 Term Loan B, 3.250%, 06/13/23	149,734	0.1

	Food/Drug Retailers: 0.4%
232,476	Supervalu Inc. - Refi Term Loan B, 4.500%, 03/21/19	232,137	0.2
250,000	TGI Friday's Inc. - 1st Lien Term Loan, 4.250%, 07/15/20	249,688	0.2
		481,825	0.4

	Forest Products: 0.2%
250,000	Blount International Inc. USD Term Loan, 6.250%, 04/12/23	249,594	0.2

	Health Care: 1.6%
248,747	ADMI Corp. - 2015 Term Loan B, 04/10/22	249,369	0.2
150,000	CHG Healthcare Services Inc. 2016 Term Loan B, 3.750%, 06/07/23	150,094	0.1
246,074	Convatec Inc. - USD Term Loan, 3.250%, 06/15/20	246,228	0.2
150,000	ExamWorks Group, Inc. Term Loan, 4.250%, 06/08/23	150,000	0.1
200,000	Kinetic Concepts, Inc. USD Term Loan F1, 4.000%, 11/04/20	199,500	0.2
225,779	NMSC Holdings, Inc. 1st Lien Term Loan, 5.000%, 04/19/23	226,203	0.2
242,958	Onex Carestream Finance LP - 1st Lien Term Loan, 4.000%, 06/07/19	233,847	0.2
248,750	Onex TSG Holdings II Corp. - 1st Lien Term Loan, 4.000%, 07/31/22	248,594	0.2
150,000	Patterson Medical Holdings, Inc. 2016 1st Lien Term Loan, 4.750%, 08/28/22	148,125	0.1
150,000	Prospect Medical Holidngs, Inc. Term Loan, 6.000%, 06/01/22	148,406	0.1
		2,000,366	1.6

	Healthcare-Services:1.2%
150,000	ATI Holdings Acquisition, Inc. 2016 Term Loan, 4.500%, 05/10/23	150,516	0.1
150,000	MPH Acquisition Holdings LLC (New) 2016 Term Loan B, 4.000%, 06/07/23	150,616	0.2
150,000	Precyse Acquisition Corp. 2016 1st Lien Term Loan, 5.500%, 09/30/22	149,812	0.1
250,000	Quorum Health Corportaion Term Loan B, 5.750%, 04/29/22	250,625	0.2
250,000	Select Medical Corporation - Series F Term Loan B, 5.000%, 03/03/21	249,525	0.2
250,000	Surgery Center Holdings, Inc. Incremental Term Loan, 4.250%, 11/03/20	249,375	0.2
249,375	U.S. Renal Care, Inc. - 2015 Term Loan B, 4.250%, 12/31/22	249,427	0.2
		1,449,896	1.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
LOANS: (continued)
	Holding Companies-Divers: 0.2%
249,375	First Eagle Investment Management, LLC - Term Loan, 4.000%, 12/01/22	$245,427	0.2

	Home Furnishings: 0.3%
150,000	Prime Security Services Borrower, LLC USD Term Loan 3.75%, 3.750%, 05/02/22	150,375	0.1
250,000	Serta Simmons Holdings, LLC - Term Loan, 3.250%, 10/01/19	250,274	0.2
		400,649	0.3

	Industrial: 0.2%
248,747	Tekni-Plex, Inc. - 2015 USD Term Loan B, 3.500%, 06/01/22	245,845	0.2

	Industrial Equipment: 1.0%
248,718	Apex Tool Group, LLC - Term Loan B, 3.250%, 02/01/20	245,531	0.2
248,728	EWT Holdings III Corp. - 1st Lien Term Loan, 3.750%, 01/15/21	248,106	0.2
248,864	Filtration Group Corporation - 1st Lien Term Loan, 3.250%, 11/21/20	248,242	0.2
248,724	Rexnord LLC - 1st Lien Term Loan B, 3.000%, 08/20/20	246,937	0.2
250,000	Sensus USA Inc. 2016 Term Loan, 5.500%, 03/16/23	248,125	0.2
		1,236,941	1.0

	Insurance: 1.5%
248,973	Acrisure, LLC - 2015 1st Lien Term Loan, 5.500%, 05/13/22	247,491	0.2
248,747	Alliant Holdings I, Inc. - 2015 Term Loan B, 3.500%, 07/15/22	246,052	0.2
250,000	AmWINS Group, LLC 2016 Term Loan B, 3.750%, 09/06/19	250,188	0.2
239,202	Applied Systems, Inc. - New 1st Lien Term Loan, 3.000%, 01/25/21	237,637	0.2
249,375	AssuredPartners, Inc. - 2015 1st Lien Term Loan, 4.750%, 10/22/22	248,440	0.2
248,731	Hub International Limited - Term Loan B, 3.000%, 10/02/20	245,363	0.2
248,724	USI, Inc. - Term Loan B, 3.250%, 12/27/19	246,641	0.2
150,000	Vertafore, Inc. 2016 1st Lien Term Loan, 3.750%, 06/09/23	149,766	0.1
		1,871,578	1.5

	Leisure Good/Activities/Movies: 0.6%
250,000	Bauer Performance Sports Ltd. - Term Loan B, 3.500%, 04/15/21	205,208	0.2
248,747	LTF Merger Sub, Inc. - Term Loan B, 3.250%, 06/02/22	243,850	0.2
248,734	NEP/NCP Holdco, Inc. - Incremental Term Loan, 3.250%, 01/22/20	243,760	0.2
		692,818	0.6

	Lodging & Casinos: 0.8%
248,747	Amaya Holdings B.V. - USD 1st Lien Term Loan, 4.000%, 08/01/21	241,803	0.2
240,157	Aristocrat Leisure Limited - Term Loan B, 3.750%, 10/20/21	240,964	0.2
200,833	CityCenter Holdings, LLC - Term Loan B, 3.250%, 10/16/20	201,189	0.2
146,000	Pinnacle Entertainment, Inc. Term Loan B, 3.000%, 04/28/23	146,000	0.1
150,000	Station Casinos LLC 2016 Term Loan B, 3.000%, 06/08/23	149,484	0.1
		979,440	0.8

	Machinery-Diversified:0.2%
243,590	Manitowoc Foodservice, Inc. 2016 Term Loan B, 4.750%, 03/03/23	245,721	0.2

	Media: 0.5%
150,000	McGraw-Hill Global Education Holdings, LLC 2016 Term Loan B, 4.000%, 05/04/22	150,094	0.1
248,750	Numericable Group SA 2015 USD Term Loan, 3.813%, 07/27/22	246,173	0.2
250,000	Numericable U.S. LLC USD Term Loan B7, 4.250%, 01/15/24	249,844	0.2
		646,111	0.5

	Pharmaceuticals: 0.3%
150,000	NBTY, Inc. USD Term Loan B, 4.000%, 05/05/23	149,391	0.1
250,000	Vizient, Inc. - 1st Lien Term Loan, 5.250%, 02/13/23	251,562	0.2
		400,953	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
LOANS: (continued)
	Pipelines: 0.2%
250,000	Southcross Energy Partners, L.P. 1st Lien Term Loan, 4.250%, 08/04/21	$216,250	0.2

	Publishing: 0.3%
150,000	Cengage Learning Acquisitions, Inc. 2016 Term Loan B, 4.250%, 05/17/23	148,172	0.1
250,000	Penton Media, Inc. - 2015 Term Loan, 3.750%, 10/03/19	249,531	0.2
		397,703	0.3

	Real Estate: 0.2%
248,747	DTZ U.S. Borrower, LLC - 2015 1st Lien Term Loan, 3.250%, 11/04/21	246,508	0.2

	Retail: 0.6%
250,000	Chelsea Petroleum Products I, LLC Term Loan B, 4.250%, 10/22/22	247,187	0.2
250,000	Hudson's Bay Company - 2015 Term Loan B, 3.750%, 09/30/22	250,703	0.2
249,375	Petco Animal Supplies, Inc. - 2016 Term Loan B1, 4.000%, 01/26/23	248,752	0.2
		746,642	0.6

	Retailers (Except Food & Drug): 1.1%
248,674	Academy, Ltd. - 2015 Term Loan B, 4.000%, 06/02/22	235,101	0.2
248,703	Ascena Retail Group, Inc. - 2015 Term Loan B, 4.500%, 07/21/22	237,667	0.2
248,744	Bass Pro Group, LLC - 2015 Term Loan, 3.250%, 06/05/20	245,634	0.2
243,202	BJ's Wholesale Club, Inc. - New 1st Lien Term Loan, 3.500%, 09/26/19	241,415	0.2
250,000	Fullbeauty Brands Holdings Corp. - 2015 1st Lien Term Loan, 4.750%, 09/22/22	237,813	0.2
235,872	Men's Wearhouse, Inc. (The) - Term Loan B, 3.500%, 06/18/21	226,830	0.1
		1,424,460	1.1

	Semiconductors: 0.3%
140,385	MKS Instruments, Inc. 2016 Term Loan B, 3.500%, 05/01/23	140,706	0.1
250,000	ON Semiconductor Corporation Term Loan B, 4.500%, 03/31/23	251,741	0.2
		392,447	0.3

	Software: 0.6%
250,000	First Data Corporation Extended 2021 Term Loan, 4.000%, 03/24/21	249,594	0.2
250,000	SolarWinds, Inc. - USD Term Loan, 5.500%, 02/03/23	248,359	0.2
250,000	Solera Holdings, Inc. USD Term Loan B, 4.750%, 03/03/23	250,447	0.2
		748,400	0.6

	Steel: 0.2%
249,375	XPO Logistics, Inc. - Term Loan, 4.500%, 10/31/21	249,998	0.2

	Surface Transport: 0.2%
217,406	OSG Bulk Ships, Inc - OBS Term Loan, 4.250%, 08/05/19	215,232	0.2

	Telecommunications: 0.8%
246,867	Asurion LLC - Term Loan B4, 4.000%, 08/04/22	243,884	0.2
248,747	Communications Sales & Leasing, Inc. - Term Loan B, 4.000%, 09/30/22	246,415	0.2
248,728	Consolidated Communications, Inc. - New Term Loan B, 3.250%, 12/23/20	247,795	0.2
250,000	Windstream Corporation Term Loan B6, 5.000%, 03/29/21	250,104	0.2
		988,198	0.8

	Transportation: 0.2%
170,538	Kenan Advantage Group, Inc. 2015 Term Loan, 3.000%, 08/01/22	169,898	0.1
55,513	Kenan Advantage Group, Inc. CAD Term Loan B, 3.000%, 08/01/22	55,305	0.1
		225,203	0.2

	Utilities: 0.3%
249,375	Calpine Corporation - Term Loan B6, 3.000%, 01/15/23	248,128	0.2
145,204	Dynegy Inc. Incremental C TLB, 4.000%, 06/20/23	143,353	0.1
		391,481	0.3

	Total Loans
	(Cost $30,954,032)	31,226,180	25.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		OTC Interest Rate Swaptions: 0.0%
10,000,000	@	Receive a fixed rate equal to 1.205% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	$10,854	0.0
9,500,000	@	Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	10,612	0.0
10,000,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.605%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	5,776	0.0
9,500,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.608%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	5,314	0.0
			32,556	0.0

	Total Purchased Options
	(Cost $134,477)		32,556	0.0

	Total Long-Term Investments
	(Cost $102,097,132)		102,538,395	82.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 19.2%
	Securities Lending Collateralcc: 0.7%
850,682	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $850,693, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $867,696, due 07/15/16-09/20/65)
	(Cost $850,682)	850,682	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 18.5%
22,325,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††	22,325,000	17.9
720,421	Goldman Sachs Financial Square Money Market Fund- Institutional Shares, 0.430%††	720,421	0.6
	Total Mutual Funds
	(Cost $23,045,421)	23,045,421	18.5

	Total Short-Term Investments
	(Cost $23,896,103)	23,896,103	19.2

	Total Investments in Securities (Cost $125,993,235)	$126,434,498	101.7
	Liabilities in Excess of Other Assets	(2,095,887)	(1.7)
	Net Assets	$124,338,611	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
&	Payment-in-kind
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Cost for federal income tax purposes is $126,038,766.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,744,056
Gross Unrealized Depreciation	(1,348,324)

Net Unrealized Appreciation	$395,732

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Purchased Options	$–	$32,556	$–	$32,556
Corporate Bonds/Notes	–	14,173,652	–	14,173,652
Collateralized Mortgage Obligations	–	39,753,181	–	39,753,181
Short-Term Investments	23,045,421	850,682	–	23,896,103
U.S. Treasury Obligations	–	75,171	–	75,171
Loans	–	31,226,180	–	31,226,180
Asset-Backed Securities	–	11,519,041	–	11,519,041
U.S. Government Agency Obligations	–	5,758,614	–	5,758,614
Total Investments, at fair value	$23,045,421	$103,389,077	$–	$126,434,498
Other Financial Instruments+
Centrally Cleared Swaps	–	450,675	–	450,675
Futures	123,858	–	–	123,858
Total Assets	$23,169,279	$103,839,752	$–	$127,009,031
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(292,581)	$–	$(292,581)
Futures	(502,974)	–	–	(502,974)
Written Options	–	(141,492)	–	(141,492)
Total Liabilities	$(502,974)	$(434,073)	$–	$(937,047)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury Ultra 10-Year Note	6	09/21/16	$874,031	$31,768
U.S. Treasury Ultra Long Bond	9	09/21/16	1,677,375	92,090
			$2,551,406	$123,858
Short Contracts
U.S. Treasury 10-Year Note	(85)	09/21/16	(11,303,672)	(304,206)
U.S. Treasury 2-Year Note	(37)	09/30/16	(8,115,141)	(56,734)
U.S. Treasury 5-Year Note	(37)	09/30/16	(4,520,070)	(83,805)
U.S. Treasury Long Bond	(6)	09/21/16	(1,034,063)	(58,229)
			$(24,972,946)	$(502,974)

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.603%	Chicago Mercantile Exchange	11/05/20	USD	9,061,000	$(256,603)	$(256,603)
Receive a fixed rate equal to 2.026% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/12/22	USD	258,000	13,825	13,825
Receive a fixed rate equal to 1.923% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/20/22	USD	575,000	(27,530)	(27,530)
Receive a fixed rate equal to 2.246% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/12/25	USD	49,000	3,820	3,820
Receive a fixed rate equal to 2.238% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/09/26	USD	20,892,000	433,030	433,030
Receive a fixed rate equal to 1.371% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/29/26	USD	2,610,000	$(8,448)	$(8,448)
					$158,094	$158,094

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

At June 30, 2016, the following over-the-counter written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.806%	07/18/16	USD	10,000,000	$12,177	$(320)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.808%	07/18/16	USD	9,500,000	11,357	(293)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.406%	07/18/16	USD	10,000,000	55,672	(71,473)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.408%	07/18/16	USD	9,500,000	53,646	(69,406)
				Total Written Swaptions				$132,852	$(141,492)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Purchased options	$32,556
Interest rate contracts	Futures contracts	223,858
Interest rate contracts	Interest rate swaps*	450,675
Total Asset Derivatives		$707,089

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$502,974
Interest rate contracts	Interest rate swaps*	292,581
Interest rate contracts	Written options	141,492
Total Liability Derivatives		$937,047

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

Goldman Sachs & Co.
Assets:
Purchased options	$32,556
Total Assets	$32,556

Liabilities:
Written options	$141,492
Total Liabilities	$141,492

Net OTC derivative instruments by counterparty, at fair value	$(108,936)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(108,936)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 26, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 26, 2016